UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Address of principal executive offices)                                 (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-762-7085

Date of fiscal year end:    8/31

Date of reporting period:    2/28/2021

Item 1. Reports to Stockholders.

Midyear Report

February 28, 2021

U.S. Treasury Fund

Government Securities Money Market Fund

Limited Duration Fund

Moderate Duration Fund

Bond Fund

Strategic Enhanced Yield Fund

Ultra Short Tax-Free Income Fund

Active Core Fund

Mid Cap Diverse Leadership Fund

Opportunistic Fund

World Energy Fund

Hedged Income Fund

On January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website (www.cavanalhillfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling (800) 762-7085.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund you can call (800) 762-7085 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

Statements of Assets and Liabilities

2

Statements of Operations

6

Statements of Changes in Net Assets

10

Schedule of Portfolio Investments

16

Notes to the Financial Statements

55

Financial Highlights

64

Additional Fund Information

88

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each non-Money Market Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-PORT. The Money Market Funds file completed Schedules of Portfolio Holdings with the Securities and Exchange Commission on Form N-NMFP. Schedules of Portfolio Holdings for the funds are available without charge on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

		Government
	U.S. Treasury	Securities Money
	Fund	Market Fund
Assets:
Investments, at cost	$426,296,802	$1,115,724,225
Investments, at value	426,296,802	1,115,724,225
Repurchase agreements, at value/cost	460,000,000	895,000,000
Total Investments	886,296,802	2,010,724,225
Cash	5,000,000	—
Interest and dividends receivable	108,225	246,177
Receivable for capital shares reinvested	—	2,424
Receivable from adviser	548,599	397,019
Prepaid expenses and other assets	53,540	273,207
Total Assets	892,007,166	2,011,643,052

Liabilities:
Distributions payable	—	14,648
Payable to custodian	—	5,000,000
Accrued expenses and other payables:
Investment advisory fees	46,675	76,242
Administration fees	46,675	76,242
Distribution fees	210,301	65,858
Custodian fees	9,336	15,249
Trustee fees	1,040	2,881
Fund accounting and compliance fees	19,477	30,907
Transfer agent fees	1,694	4,835
Shareholder servicing fees	214,470	115,707
Other accrued liabilities	6,381	17,618
Total Liabilities	556,049	5,420,187
Net Assets	$891,451,117	$2,006,222,865

Composition of Net Assets:
Shares of beneficial interest, at par	$8,914	$20,070
Additional paid-in capital	891,440,225	2,006,198,929
Total distributable earnings/(loss)	1,978	3,866
Net Assets	$891,451,117	$2,006,222,865

Net Assets:
Administrative Shares	$767,561,478	$586,786,172
Service Shares	27,443,493	—
Institutional Shares	62,830,247	128,351,998
Select Shares	33,615,899	982,792,177
Premier Shares	—	308,292,518
Total	$891,451,117	$2,006,222,865

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	767,494,037	587,122,142
Service Shares	27,458,371	—
Institutional Shares	62,881,168	128,432,306
Select Shares	33,615,793	983,105,427
Premier Shares	—	308,330,828
Total	891,449,369	2,006,990,703

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00
Service Shares	$1.00	$—
Institutional Shares	$1.00	$1.00
Select Shares	$1.00	$1.00
Premier Shares	$—	$1.00

See notes to financial statements.

Statements of Assets and Liabilities
February 28, 2021 (Unaudited)	Continued

				Strategic
	Limited Duration	Moderate		Enhanced Yield
	Fund	Duration Fund	Bond Fund	Fund
Assets:
Investments, at cost	$74,478,545	$26,494,611	$97,640,753	$26,544,805
Investments in affiliates, at cost	9,493,660	483,840	4,548,351	1,025,771
Total Investments, at cost	83,972,205	26,978,451	102,189,104	27,570,576
Investments, at value	74,388,470	26,960,041	99,851,397	26,479,248
Investments in affiliates, at value	9,493,660	483,840	4,548,351	1,025,771
Total Investments, at value	83,882,130	27,443,881	104,399,748	27,505,019
Cash	—	—	96	19,000
Interest and dividends receivable	347,882	144,887	614,450	141,116
Receivable for capital shares issued	200,535	1,819	58,655	3,463
Receivable for capital shares reinvested	69,147	29,868	36,871	26,036
Receivable for investments sold	421	662,641	729,177	—
Receivable from adviser	—	7,675	—	9,539
Receivable from fees waived or reimbursed	—	33	—	—
Prepaid expenses and other assets	36,355	26,934	29,643	24,342
Total Assets	84,536,470	28,317,738	105,868,640	27,728,515

Liabilities:
Distributions payable	115,179	47,974	181,613	40,273
Payable for investments purchased	1,420,397	553,614	2,926,056	60,210
Payable for capital shares redeemed	29,641	42,930	743	81,517
Accrued expenses and other payables:
Investment advisory fees	9,372	4,680	15,786	10,681
Administration fees	4,998	1,872	6,315	1,709
Distribution fees	988	893	371	593
Custody fees	625	234	789	214
Trustee fees	239	47	367	19
Fund accounting and compliance fees	3,697	1,370	3,799	618
Transfer agent fees	7,522	2,385	6,187	1,228
Shareholder servicing fees	6,440	—	1,188	89
Other accrued liabilities	2,079	399	2,536	156
Total Liabilities	1,601,177	656,398	3,145,750	197,307
Net Assets	$82,935,293	$27,661,340	$102,722,890	$27,531,208

Composition of Net Assets:
Shares of beneficial interest, at par	$85	$26	$104	$27
Additional paid-in capital	87,477,610	32,442,490	102,386,452	27,881,248
Total distributable earnings/(loss)	(4,542,402)	(4,781,176)	336,334	(350,067)
Net Assets	$82,935,293	$27,661,340	$102,722,890	$27,531,208

Net Assets:
Investor Shares	$3,716,261	$4,225,152	$1,819,927	$2,060,168
Institutional Shares	77,775,756	23,053,992	100,798,171	24,508,600
A Shares	1,443,276	382,196	104,792	962,440
Total	$82,935,293	$27,661,340	$102,722,890	$27,531,208

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	381,163	393,325	183,174	197,992
Institutional Shares	7,983,597	2,145,481	10,171,178	2,387,525
A Shares	147,981	35,566	10,548	93,795
Total	8,512,741	2,574,372	10,364,900	2,679,312

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$9.75	$10.74	$9.94	$10.41
Institutional Shares	$9.74	$10.75	$9.91	$10.27
A Shares	$9.75	$10.75	$9.93	$10.26
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$9.95	$10.97	$10.13	$10.47

See notes to financial statements.

Statements of Assets and Liabilities
February 28, 2021 (Unaudited)	Continued

	Ultra Short Tax-		Mid Cap Diverse	Opportunistic
	Free Income Fund	Active Core Fund	Leadership Fund	Fund
Assets:
Investments, at cost	$35,002,459	$36,478,888	$699,979	$48,852,412
Investments in affiliates, at cost	341,409	2,804,717	16,349	2,704,444
Total Investments, at cost	35,343,868	39,283,605	716,328	51,556,856
Investments, at value	35,014,835	47,382,300	972,033	55,790,254
Investments in affiliates, at value	341,409	2,775,396	16,349	2,704,444
Total Investments, at value	35,356,244	50,157,696	988,382	58,494,698
Interest and dividends receivable	115,995	149,587	1,082	206,738
Receivable for capital shares issued	—	1,177	—	121,332
Receivable for investments sold	—	1,705,924	—	2,882,015
Receivable from adviser	7,874	—	12,291	13,360
Receivable from fees waived or reimbursed	23	24	—	—
Prepaid expenses and other assets	23,735	33,983	34,457	23,733
Total Assets	35,503,871	52,048,391	1,036,212	61,741,876

Liabilities:
Payable to custodian	—	—	—	34,303
Payable for investments purchased	—	2,831,724	—	785,858
Payable for capital shares redeemed	—	—	—	489
Accrued expenses and other payables:
Investment advisory fees	4,248	13,386	458	39,130
Administration fees	2,266	3,060	67	3,683
Distribution fees	67	1,158	82	874
Custody fees	283	382	8	461
Trustee fees	70	—	1	—
Fund accounting and compliance fees	869	727	65	872
Transfer agent fees	2,454	—	1,773	—
Shareholder servicing fees	—	—	22	368
Other accrued liabilities	482	—	31	2
Total Liabilities	10,739	2,850,437	2,507	866,040
Net Assets	$35,493,132	$49,197,954	$1,033,705	$60,875,836

Composition of Net Assets:
Shares of beneficial interest, at par	$35	$34	$1	$36
Additional paid-in capital	35,486,119	35,302,522	730,266	52,715,122
Total distributable earnings/(loss)	6,978	13,895,398	303,438	8,160,678
Net Assets	$35,493,132	$49,197,954	$1,033,705	$60,875,836

Net Assets:
Investor Shares	$332,784	$5,112,791	$72,910	$1,611,349
Institutional Shares	35,143,805	43,463,637	794,539	57,382,105
A Shares	16,543	544,425	136,160	1,524,956
C Shares	—	77,101	30,096	357,426
Total	$35,493,132	$49,197,954	$1,033,705	$60,875,836

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	33,324	353,927	5,793	95,539
Institutional Shares	3,511,444	2,996,667	63,040	3,359,285
A Shares	1,655	37,787	10,747	90,059
C Shares	—	5,376	2,441	21,823
Total	3,546,423	3,393,757	82,021	3,566,706

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$9.99	$14.45	$12.59	$16.87
Institutional Shares	$10.01	$14.50	$12.60	$17.08
A Shares	$9.99	$14.41	$12.67	$16.93
C Shares	$—	$14.34	$12.33	$16.38
Maximum Sales Charge:
A Shares	1.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share (net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$10.09	$14.70	$12.93	$17.28

(a)	Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

Statements of Assets and Liabilities
February 28, 2021 (Unaudited)	Concluded

	World Energy	Hedged Income
	Fund	Fund
Assets:
Investments, at cost	$16,460,328	$8,666,804
Investments in affiliates, at cost	1,421,243	719,776
Total Investments, at cost	17,881,571	9,386,580
Investments, at value	21,161,167	8,633,374
Investments in affiliates, at value	1,421,243	719,776
Total Investments, at value	22,582,410	9,353,150
Interest and dividends receivable	93,362	26,318
Receivable for capital shares issued	121,310	59,950
Receivable for investments sold	551,415	144,235
Receivable from adviser	12,017	5,595
Prepaid expenses and other assets	33,255	44,614
Total Assets	23,393,769	9,633,862

Liabilities:
Payable for investments purchased	1,335,912	663,667
Payable for capital shares redeemed	448	—
Accrued expenses and other payables:
Investment advisory fees	9,024	55,138
Administration fees	1,203	437
Distribution fees	3,973	99
Custody fees	150	55
Trustee fees	3	36
Fund accounting and compliance fees	267	285
Transfer agent fees	300	12,721
Shareholder servicing fees	733	—
Other accrued liabilities	39	236
Total Liabilities	1,352,052	732,674
Net Assets	$22,041,717	$8,901,188

Composition of Net Assets:
Shares of beneficial interest, at par	$25	$9
Additional paid-in capital	39,626,627	8,982,235
Total distributable earnings/(loss)	(17,584,935)	(81,056)
Net Assets	$22,041,717	$8,901,188

Net Assets:
Investor Shares	$4,970,546	$129,551
Institutional Shares	10,233,301	8,320,890
A Shares	3,578,821	450,747
C Shares	3,259,049	—
Total	$22,041,717	$8,901,188

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	566,229	13,021
Institutional Shares	1,165,374	835,555
A Shares	408,577	45,301
C Shares	375,565	—
Total	2,515,745	893,877

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$8.78	$9.95
Institutional Shares	$8.78	$9.96
A Shares	$8.76	$9.95
C Shares	$8.68	$—
Maximum Sales Charge:
A Shares	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$8.94	$10.15

See notes to financial statements.

Statements of Operations

February 28, 2021 (Unaudited)

		Government
	U.S. Treasury	Securities Money
	Fund	Market Fund
Investment Income:
Interest income	$541,739	$1,090,481
Dividend income	18,258	41,214
Total income	559,997	1,131,695

Expenses:
Investment advisory fees	286,363	494,417
Administration fees	286,363	494,417
Distribution fees - Administrative Shares	1,251,817	723,417
Distribution fees - Service Shares	35,881	—
Distribution fees - Premier Shares	—	820,690
Shareholder servicing fees - Administrative Shares	1,251,362	723,417
Shareholder servicing fees - Service Shares	35,881	—
Shareholder servicing fees - Institutional Shares	99,334	177,817
Shareholder servicing fees - Select Shares	44,780	1,160,506
Shareholder servicing fees - Premier Shares	—	410,345
Fund accounting and compliance fees	126,536	219,284
Transfer agent fees	34,224	60,034
Custodian fees	57,271	98,881
Trustee fees	25,546	44,797
Professional fees	97,306	168,160
Printing fees	12,531	22,598
Registration fees	14,316	152,126
Other expenses	63,148	93,909

Total expenses before fee and expense reductions	3,722,659	5,864,815

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(3,056,146)	(2,025,068)
Distribution fees waived - Administrative Shares	—	(376,175)
Distribution fees waived - Service Shares	(21,529)	—
Distribution fees waived - Premier Shares	—	(738,623)
Shareholder servicing fees waived - Service Shares	(21,522)	—
Shareholder servicing fees waived - Institutional Shares	(67,528)	(123,141)
Shareholder servicing fees waived - Select Shares	(44,780)	(1,160,506)
Shareholder servicing fees waived - Premier Shares	—	(410,345)

Net expenses	511,154	1,030,957

Net investment income	48,843	100,738

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	—	399
Net realized/unrealized gains/(losses) on investments	—	399
Change in net assets resulting from operations	$48,843	$101,137

See notes to financial statements.

Statements of Operations
February 28, 2021 (Unaudited)	Continued

				Strategic
	Limited Duration	Moderate		Enhanced Yield
	Fund	Duration Fund	Bond Fund	Fund
Investment Income:
Interest income	$983,270	$358,615	$1,243,297	$298,220
Dividend income	1	—	4,546	—
Dividend income from affiliates	143	48	118	77
Total income	983,414	358,663	1,247,961	298,297

Expenses:
Investment advisory fees	70,169	30,836	98,667	62,812
Administration fees	37,423	12,334	39,467	10,050
Distribution fees - Investor Shares	4,711	5,166	2,438	2,696
Distribution fees - A Shares	1,509	402	118	1,148
Shareholder servicing fees - Investor Shares	4,711	5,166	2,438	2,696
Shareholder servicing fees - Institutional Shares	110,728	32,977	120,777	27,562
Shareholder servicing fees - A Shares	604	161	48	459
Fund accounting and compliance fees	26,867	15,799	23,184	9,098
Transfer agent fees	50,293	30,924	32,859	32,289
Custodian fees	4,667	1,540	4,929	1,252
Trustee fees	2,116	730	2,398	580
Professional fees	7,721	2,763	9,111	2,266
Printing fees	4,683	1,691	2,731	1,465
Registration fees	24,186	17,256	16,377	21,020
Other expenses	4,408	2,019	4,269	1,637

Total expenses before fee and expense reductions	354,796	159,764	359,811	177,030

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(1,045)	(40,199)	(1,028)	(47,172)
Administration fees waived	(1,045)	(421)	(1,028)	(433)
Shareholder servicing fees waived - Investor Shares	(4,711)	(4,942)	(2,438)	(2,100)
Shareholder servicing fees waived - Institutional Shares	(96,636)	(32,977)	(120,777)	(27,210)
Shareholder servicing fees waived - A Shares	(604)	—	(48)	(459)

Net expenses	250,755	81,225	234,492	99,656

Net investment income	732,659	277,438	1,013,469	198,641

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	164,268	184,573	1,431,770	(283,404)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(541,781)	(379,629)	(3,329,311)	(297,396)
Net realized/unrealized gains/(losses) on investments	(377,513)	(195,056)	(1,897,541)	(580,800)
Change in net assets resulting from operations	$355,146	$82,382	$(884,072)	$(382,159)

See notes to financial statements.

Statements of Operations
February 28, 2021 (Unaudited)	Continued

	Ultra Short Tax-		Mid Cap Diverse	Opportunistic
	Free Income Fund	Active Core Fund	Leadership Fund	Fund
Investment Income:
Interest income	$61,223	$273,979	$—	$162,494
Dividend income	1	255,459	8,773	200,312
Dividend income from affiliates	29	3,451	1	93
Foreign tax withholding	—	(38)	(5)	(586)
Total income	61,253	532,851	8,769	362,313

Expenses:
Investment advisory fees	28,342	84,407	2,854	173,774
Administration fees	15,116	19,293	415	16,355
Distribution fees - Investor Shares	561	6,231	157	1,766
Distribution fees - A Shares	20	747	164	1,758
Distribution fees - C Shares	—	350	217	1,598
Shareholder servicing fees - Investor Shares	561	6,231	157	1,766
Shareholder servicing fees - Institutional Shares	46,655	53,225	922	47,187
Shareholder servicing fees - A Shares	9	299	66	703
Shareholder servicing fees - C Shares	—	88	54	400
Fund accounting and compliance fees	7,573	17,533	1,161	5,297
Transfer agent fees	24,159	36,561	32,090	48,223
Custodian fees	1,891	2,412	52	2,039
Trustee fees	880	1,123	24	1,040
Professional fees	3,315	4,248	92	4,176
Printing fees	977	6,487	889	7,533
Registration fees	19,516	20,938	23,687	20,369
Other expenses	2,045	3,077	1,437	2,683

Total expenses before fee and expense reductions	151,620	263,250	64,438	336,667

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(38,856)	(1,392)	(58,481)	(77,200)
Administration fees waived	(161)	(493)	(9)	(536)
Shareholder servicing fees waived - Investor Shares	(561)	(6,230)	(157)	(1,026)
Shareholder servicing fees waived - Institutional Shares	(45,235)	(52,779)	(920)	(46,424)
Shareholder servicing fees waived - A Shares	(9)	(257)	(66)	(566)
Shareholder servicing fees waived - C Shares	—	(88)	(54)	(268)

Net expenses	66,798	202,011	4,751	210,647

Net investment income	(5,545)	330,840	4,018	151,666

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	(80)	3,513,671	65,736	3,371,440
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(10,324)	(571,832)	141,083	4,961,735
Change in unrealized appreciation/(depreciation) on affiliated investments	—	137,295	—	—
Net realized/unrealized gains/(losses) on investments	(10,404)	3,079,134	206,819	8,333,175
Change in net assets resulting from operations	$(15,949)	$3,409,974	$210,837	$8,484,841

See notes to financial statements.

Statements of Operations
February 28, 2021 (Unaudited)	Concluded

	World Energy Fund	Hedged Income Fund
Investment Income:
Interest income	$18,571	$—
Dividend income	244,509	29,380
Dividend income from affiliates	20	8
Foreign tax withholding	(12,423)	—
Total income	250,677	29,388

Expenses:
Investment advisory fees	45,834	5,716
Administration fees	6,111	572
Distribution fees - Investor Shares	4,406	17
Distribution fees - A Shares	3,148	153
Distribution fees - C Shares	13,154	—
Shareholder servicing fees - Investor Shares	4,406	17
Shareholder servicing fees - Institutional Shares	8,255	1,617
Shareholder servicing fees - A Shares	1,259	61
Shareholder servicing fees - C Shares	3,288	—
Fund accounting and compliance fees	2,525	402
Transfer agent fees	40,571	18,765
Custodian fees	762	71
Trustee fees	375	53
Professional fees	1,455	258
Printing fees	4,578	72
Registration fees	23,618	13,596
Other expenses	2,014	1,177

Total expenses before fee and expense reductions	165,759	42,547

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(61,703)	(32,543)
Administration fees waived	(110)	(17)
Shareholder servicing fees waived - Investor Shares	(2,922)	(17)
Shareholder servicing fees waived - Institutional Shares	(7,846)	(1,617)
Shareholder servicing fees waived - A Shares	(922)	(61)
Shareholder servicing fees waived - C Shares	(2,399)	—

Net expenses	89,857	8,292

Net investment income	160,820	21,096

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	2,340,440	(68,722)
Change in unrealized appreciation/(depreciation) on unaffiliated investments	3,437,006	(33,430)
Net realized/unrealized gains/(losses) on investments	5,777,446	(102,152)
Change in net assets resulting from operations	$5,938,266	$(81,056)

See notes to financial statements.

Statements of Changes in Net Assets

	U.S. Treasury Fund		Government Securities Money Market Fund
	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020

From Investment Activities:
Operations:
Net investment income	$48,843	$7,540,993	$100,738	$14,641,916
Net realized gains/(losses) from investment transactions	—	1,065	399	95
Change in net assets resulting from operations	48,843	7,542,058	101,137	14,642,011

Distributions to Shareholders:
Administrative Shares	(41,704)	(6,082,228)	(28,609)	(3,153,727)
Service Shares	(1,220)	(262,891)	—	—
Institutional Shares	(3,444)	(705,651)	(7,071)	(1,065,677)
Select Shares	(2,422)	(491,992)	(48,640)	(8,533,143)
Premier Shares	—	—	(16,398)	(1,893,585)
Change in net assets from shareholder distributions	(48,790)	(7,542,762)	(100,718)	(14,646,132)
Change in net assets from capital transactions	(241,715,314)	35,476,108	(36,133,979)	236,171,204
Change in net assets	(241,715,261)	35,475,404	(36,133,560)	236,167,083

Net Assets:
Beginning of period	1,133,166,378	1,097,690,974	2,042,356,425	1,806,189,342
End of period	$891,451,117	$1,133,166,378	$2,006,222,865	$2,042,356,425

Capital Share Transactions*:
Administrative Shares
Issued	1,576,165,540	3,937,926,144	584,538,738	1,094,726,917
Reinvested	12	1,691	163	22,423
Redeemed	(1,796,809,815)	(3,814,604,106)	(605,929,826)	(976,502,892)
Change in Administrative Shares	(220,644,263)	123,323,729	(21,390,925)	118,246,448
Service Shares
Issued	34,637,845	67,156,216	—	—
Redeemed	(31,760,501)	(122,517,143)	—	—
Change in Service Shares	2,877,344	(55,360,927)	—	—
Institutional Shares
Issued	99,412,124	194,460,581	165,606,847	949,629,015
Reinvested	—	—	282	28,764
Redeemed	(119,001,847)	(206,095,902)	(202,864,771)	(878,643,435)
Change in Institutional Shares	(19,589,723)	(11,635,321)	(37,257,642)	71,014,344
Select Shares
Issued	29,682,013	98,247,132	1,244,398,879	1,900,133,163
Reinvested	—	—	—	—
Redeemed	(34,040,686)	(119,098,505)	(1,208,855,778)	(1,940,885,010)
Change in Select Shares	(4,358,673)	(20,851,373)	35,543,101	(40,751,847)
Premier Shares
Issued	—	—	423,803,508	917,687,338
Reinvested	—	—	16,182	1,803,612
Redeemed	—	—	(436,848,204)	(831,828,691)
Change in Premier Shares	—	—	(13,028,514)	87,662,259
Change in shares:	(241,715,315)	35,476,108	(36,133,980)	236,171,204

* Share transactions are at net assets value of $1.00 per share.

See notes to financial statements.

Statements of Changes in Net Assets

Continued

	Limited Duration Fund		Moderate Duration Fund
	Six Months Ended		Six Months Ended
	February 28, 2021	Year Ended	February 28, 2021	Year Ended
	(unaudited)	August 31, 2020	(unaudited)	August 31, 2020
From Investment Activities:
Operations:
Net investment income	$732,659	$2,374,555	$277,438	$588,018
Net realized gains/(losses) from investment transactions	164,268	1,870,071	184,573	50,433
Change in unrealized appreciation/(depreciation) on investments	(541,781)	537,347	(379,629)	440,846
Change in net assets resulting from operations	355,146	4,781,973	82,382	1,079,297

Distributions to Shareholders:
Investor Shares	(28,468)	(70,720)	(32,789)	(72,666)
Institutional Shares	(764,081)	(2,364,879)	(240,862)	(504,155)
A Shares	(9,162)	(15,639)	(2,545)	(6,420)
Change in net assets from shareholder distributions	(801,711)	(2,451,238)	(276,196)	(583,241)
Change in net assets from capital transactions	(13,872,905)	(24,055,343)	(3,058,769)	2,302,623
Change in net assets	(14,319,470)	(21,724,608)	(3,252,583)	2,798,679

Net Assets:
Beginning of period	97,254,763	118,979,371	30,913,923	28,115,244
End of period	$82,935,293	$97,254,763	$27,661,340	$30,913,923

Capital Transactions:
Investor Shares
Proceeds from shares issued	$267,677	$1,649,045	$655,617	$643,673
Dividends reinvested	27,773	68,609	32,394	71,730
Cost of shares redeemed	(503,023)	(1,960,529)	(269,532)	(1,210,971)
Change in net assets from Investor Shares	(207,573)	(242,875)	418,479	(495,568)
Institutional Shares
Proceeds from shares issued	16,602,303	59,939,991	5,540,969	7,653,501
Dividends reinvested	486,339	915,095	133,257	261,975
Cost of shares redeemed	(31,251,578)	(85,017,031)	(9,222,209)	(5,045,231)
Change in net assets from Institutional Shares	(14,162,936)	(24,161,945)	(3,547,983)	2,870,245
A Shares
Proceeds from shares issued	521,029	920,614	92,727	49,776
Dividends reinvested	9,162	15,634	2,544	6,420
Cost of shares redeemed	(32,587)	(586,771)	(24,536)	(128,250)
Change in net assets from A Shares	497,604	349,477	70,735	(72,054)
Change in net assets resulting from capital transactions:	$(13,872,905)	$(24,055,343)	$(3,058,769)	$2,302,623

Share Transactions:
Investor Shares
Issued	27,370	169,896	60,718	60,132
Reinvested	2,842	7,093	3,001	6,735
Redeemed	(51,434)	(203,288)	(24,978)	(113,579)
Change in Investor Shares	(21,222)	(26,299)	38,741	(46,712)
Institutional Shares
Issued	1,698,319	6,203,418	512,860	721,121
Reinvested	49,792	94,455	12,344	24,573
Redeemed	(3,201,961)	(8,744,408)	(854,043)	(475,114)
Change in Institutional Shares	(1,453,850)	(2,446,535)	(328,839)	270,580
A Shares
Issued	53,240	95,836	8,570	4,700
Reinvested	937	1,614	236	603
Redeemed	(3,331)	(61,050)	(2,271)	(12,013)
Change in A Shares	50,846	36,400	6,535	(6,710)
Change in shares:	(1,424,226)	(2,436,434)	(283,563)	217,158

See notes to financial statements.

Statements of Changes in Net Assets
Continued

	Bond Fund		Strategic Enhanced Yield Fund
	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
From Investment Activities:
Operations:
Net investment income	$1,013,469	$2,151,012	$198,641	$265,197
Net realized gains/(losses) from investment transactions	1,431,770	1,405,258	(283,404)	456,600
Change in unrealized appreciation/(depreciation) on investments	(3,329,311)	1,539,617	(297,396)	(63,602)
Change in net assets resulting from operations	(884,072)	5,095,887	(382,159)	658,195

Distributions to Shareholders:
Investor Shares	(17,459)	(31,513)	(51,869)	(52,085)
Institutional Shares	(992,607)	(2,175,084)	(575,368)	(345,397)
A Shares	(860)	(1,319)	(22,531)	(15,355)
Change in net assets from shareholder distributions	(1,010,926)	(2,207,916)	(649,768)	(412,837)
Change in net assets from capital transactions	8,062,905	(10,256,523)	8,657,200	11,276,493
Change in net assets	6,167,907	(7,368,552)	7,625,273	11,521,851

Net Assets:
Beginning of period	96,554,983	103,923,535	19,905,935	8,384,084
End of period	$102,722,890	$96,554,983	$27,531,208	$19,905,935

Capital Transactions:
Investor Shares
Proceeds from shares issued	$20,725	$3,692,132	$253,357	$2,478,161
Dividends reinvested	17,427	31,457	51,837	51,149
Cost of shares redeemed	(566,367)	(3,240,246)	(338,751)	(1,921,035)
Change in net assets from Investor Shares	(528,215)	483,343	(33,557)	608,275
Institutional Shares
Proceeds from shares issued	17,308,072	34,038,904	10,857,840	14,649,657
Dividends reinvested	186,897	476,616	368,281	138,783
Cost of shares redeemed	(8,950,816)	(45,177,722)	(3,144,158)	(4,043,599)
Change in net assets from Institutional Shares	8,544,153	(10,662,202)	8,081,963	10,744,841
A Shares
Proceeds from shares issued	55,261	2,634	669,503	158,069
Dividends reinvested	860	1,318	22,530	15,355
Cost of shares redeemed	(9,154)	(81,616)	(83,239)	(250,047)
Change in net assets from A Shares	46,967	(77,664)	608,794	(76,623)
Change in net assets resulting from capital transactions:	$8,062,905	$(10,256,523)	$8,657,200	$11,276,493

Share Transactions:
Investor Shares
Issued	2,056	373,979	23,693	233,483
Reinvested	1,731	3,177	4,907	4,853
Redeemed	(56,006)	(331,315)	(32,038)	(181,365)
Change in Investor Shares	(52,219)	45,841	(3,438)	56,971
Institutional Shares
Issued	1,721,575	3,418,390	1,029,334	1,393,747
Reinvested	18,612	48,385	35,344	13,286
Redeemed	(889,835)	(4,550,646)	(301,496)	(385,798)
Change in Institutional Shares	850,352	(1,083,871)	763,182	1,021,235
A Shares
Issued	5,475	277	62,694	14,965
Reinvested	86	134	2,164	1,485
Redeemed	(912)	(8,415)	(7,875)	(23,953)
Change in A Shares	4,649	(8,004)	56,983	(7,503)
Change in shares:	802,782	(1,046,034)	816,727	1,070,703

See notes to financial statements.

Statements of Changes in Net Assets
Continued

	Ultra Short Tax-Free Income Fund		Active Core Fund
	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
From Investment Activities:
Operations:
Net investment income	$(5,545)	$225,179	$330,840	$696,187
Net realized gains/(losses) from investment transactions	(80)	—	3,513,671	2,227,143
Change in unrealized appreciation/(depreciation) on investments	(10,324)	8,356	(434,537)	2,173,880
Change in net assets resulting from operations	(15,949)	233,535	3,409,974	5,097,210

Distributions to Shareholders:
Investor Shares	—	(1,689)	(262,957)	(257,393)
Institutional Shares	(2,633)	(224,088)	(2,236,880)	(2,392,259)
A Shares	—	(125)	(33,176)	(30,359)
C Shares	—	—	(3,522)	(2,251)
Change in net assets from shareholder distributions	(2,633)	(225,902)	(2,536,535)	(2,682,262)
Change in net assets from capital transactions	(3,998,443)	18,776,566	(723,638)	(1,394,391)
Change in net assets	(4,017,025)	18,784,199	149,801	1,020,557

Net Assets:
Beginning of period	39,510,157	20,725,958	49,048,153	48,027,596
End of period	$35,493,132	$39,510,157	$49,197,954	$49,048,153

Capital Transactions:
Investor Shares
Proceeds from shares issued	$300	$630,837	$44,661	$294,829
Dividends reinvested	—	1,681	262,385	256,824
Cost of shares redeemed	(205,548)	(269,126)	(283,847)	(426,157)
Change in net assets from Investor Shares	(205,248)	363,392	23,199	125,496
Institutional Shares
Proceeds from shares issued	1,290,004	26,004,064	142,370	924,855
Dividends reinvested	253	29,019	2,236,362	2,388,743
Cost of shares redeemed	(5,083,462)	(7,615,050)	(3,042,727)	(4,665,148)
Change in net assets from Institutional Shares	(3,793,205)	18,418,033	(663,995)	(1,351,550)
A Shares
Proceeds from shares issued	10	19	14	121,917
Dividends reinvested	—	125	33,176	30,359
Cost of shares redeemed	—	(5,003)	(124,759)	(330,363)
Change in net assets from A Shares	10	(4,859)	(91,569)	(178,087)
C Shares
Proceeds from shares issued	—	—	5,220	32,735
Dividends reinvested	—	—	3,522	2,251
Cost of shares redeemed	—	—	(15)	(25,236)
Change in net assets from C Shares	—	—	8,727	9,750
Change in net assets resulting from capital transactions:	$(3,998,443)	$18,776,566	$(723,638)	$(1,394,391)

Share Transactions:
Investor Shares
Issued	30	63,067	3,134	22,047
Reinvested	—	168	18,488	19,248
Redeemed	(20,573)	(26,904)	(20,036)	(32,287)
Change in Investor Shares	(20,543)	36,331	1,586	9,008
Institutional Shares
Issued	128,871	2,597,403	9,893	68,879
Reinvested	25	2,899	156,989	178,713
Redeemed	(507,838)	(761,129)	(210,810)	(352,479)
Change in Institutional Shares	(378,942)	1,839,173	(43,928)	(104,887)
A Shares
Issued	1	1	1	9,293
Reinvested	—	13	2,343	2,283
Redeemed	—	(500)	(8,802)	(24,379)
Change in A Shares	1	(486)	(6,458)	(12,803)
C Shares
Issued	—	—	370	2,445
Reinvested	—	—	249	169
Redeemed	—	—	(1)	(1,856)
Change in C Shares	—	—	618	758
Change in shares:	(399,484)	1,875,018	(48,182)	(107,924)

See notes to financial statements.

Statements of Changes in Net Assets
Continued

	Mid Cap Diverse Leadership Fund		Opportunistic Fund
	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020
From Investment Activities:
Operations:
Net investment income	$4,018	$7,216	$151,666	$340,944
Net realized gains/(losses) from investment transactions	65,736	96,381	3,371,440	1,416,258
Change in unrealized appreciation/(depreciation) on investments	141,083	(31,203)	4,961,735	929,750
Change in net assets resulting from operations	210,837	72,394	8,484,841	2,686,952

Distributions to Shareholders:
Investor Shares	(12,972)	(4,760)	(905)	(22,863)
Institutional Shares	(73,342)	(35,822)	(39,575)	(345,781)
A Shares	(12,625)	(16,549)	(972)	(15,173)
C Shares	(5,232)	—	—	(850)
Change in net assets from shareholder distributions	(104,171)	(57,131)	(41,452)	(384,667)
Change in net assets from capital transactions	(25,036)	(368,627)	18,728,926	(8,450,212)
Change in net assets	81,630	(353,364)	27,172,315	(6,147,927)

Net Assets:
Beginning of period	952,075	1,305,439	33,703,521	39,851,448
End of period	$1,033,705	$952,075	$60,875,836	$33,703,521

Capital Transactions:
Investor Shares
Proceeds from shares issued	$3,216	$10,635	$45,492	$275,092
Dividends reinvested	12,885	4,755	857	22,271
Cost of shares redeemed	(81,094)	(7,872)	(47,401)	(2,147,959)
Change in net assets from Investor Shares	(64,993)	7,518	(1,052)	(1,850,596)
Institutional Shares
Proceeds from shares issued	52,267	2,000	21,610,429	3,333,399
Dividends reinvested	72,961	29,937	19,860	130,583
Cost of shares redeemed	(84,604)	(166,331)	(2,741,271)	(9,402,616)
Change in net assets from Institutional Shares	40,624	(134,394)	18,889,018	(5,938,634)
A Shares
Proceeds from shares issued	6,371	36,837	7,052	141,516
Dividends reinvested	12,625	5,852	940	14,625
Cost of shares redeemed	(20,215)	(306,534)	(152,979)	(759,223)
Change in net assets from A Shares	(1,219)	(263,845)	(144,987)	(603,082)
C Shares
Proceeds from shares issued	55,118	24,177	250	17,800
Dividends reinvested	5,232	1	—	850
Cost of shares redeemed	(59,798)	(2,084)	(14,303)	(76,550)
Change in net assets from C Shares	552	22,094	(14,053)	(57,900)
Change in net assets resulting from capital transactions:	$(25,036)	$(368,627)	$18,728,926	$(8,450,212)

Share Transactions:
Investor Shares
Issued	262	974	3,037	21,283
Reinvested	1,085	417	63	1,782
Redeemed	(6,420)	(698)	(3,302)	(170,360)
Change in Investor Shares	(5,073)	693	(202)	(147,295)
Institutional Shares
Issued	4,433	175	1,338,254	257,624
Reinvested	6,145	2,636	1,459	10,653
Redeemed	(7,120)	(15,129)	(181,433)	(724,303)
Change in Institutional Shares	3,458	(12,318)	1,158,280	(456,026)
A Shares
Issued	534	3,227	490	11,094
Reinvested	1,057	510	70	1,181
Redeemed	(1,614)	(26,741)	(10,245)	(59,941)
Change in A Shares	(23)	(23,004)	(9,685)	(47,666)
C Shares
Issued	4,766	2,457	17	1,401
Reinvested	449	—	—	70
Redeemed	(5,017)	(215)	(1,069)	(6,036)
Change in C Shares	198	2,242	(1,052)	(4,565)
Change in shares:	(1,440)	(32,387)	1,147,341	(655,552)

See notes to financial statements.

Statements of Changes in Net Assets
Concluded

	World Energy Fund		Hedged Income Fund
	Six Months Ended February 28, 2021 (unaudited)	Year Ended August 31, 2020	For the period Dec. 28, 2020(a) through Feb. 28, 2021
From Investment Activities:
Operations:
Net investment income	$160,820	$261,421	$21,096
Net realized gains/(losses) from investment transactions	2,340,440	(2,049,599)	(68,722)
Change in unrealized appreciation/(depreciation) on investments	3,437,006	1,127,108	(33,430)
Change in net assets resulting from operations	5,938,266	(661,070)	(81,056)

Distributions to Shareholders:
Investor Shares	(30,662)	(60,236)	—
Institutional Shares	(61,783)	(221,980)	—
A Shares	(22,494)	(47,674)	—
C Shares	(17,311)	(40,650)	—
Change in net assets from shareholder distributions	(132,250)	(370,540)	—
Change in net assets from capital transactions	2,673,607	(5,821,210)	8,982,244
Change in net assets	8,479,623	(6,852,820)	8,901,188

Net Assets:
Beginning of period	13,562,094	20,414,914	—
End of period	$22,041,717	$13,562,094	$8,901,188

Capital Transactions:
Investor Shares
Proceeds from shares issued	$1,592,036	$1,029,595	$131,065
Dividends reinvested	29,986	59,162	—
Cost of shares redeemed	(1,012,047)	(1,073,046)	—
Change in net assets from Investor Shares	609,975	15,711	131,065
Institutional Shares
Proceeds from shares issued	3,277,414	1,283,182	8,393,187
Dividends reinvested	33,238	112,619	—
Cost of shares redeemed	(1,775,554)	(5,764,762)	—
Change in net assets from Institutional Shares	1,535,098	(4,368,961)	8,393,187
A Shares
Proceeds from shares issued	1,295,195	193,139	458,181
Dividends reinvested	22,494	47,502	—
Cost of shares redeemed	(602,319)	(745,041)	(189)
Change in net assets from A Shares	715,370	(504,400)	457,992
C Shares
Proceeds from shares issued	40,000	31,167	—
Dividends reinvested	17,234	40,505	—
Cost of shares redeemed	(244,070)	(1,035,232)	—
Change in net assets from C Shares	(186,836)	(963,560)	—
Change in net assets resulting from capital transactions:	$2,673,607	$(5,821,210)	$8,982,244

Share Transactions:
Investor Shares
Issued	217,281	181,863	13,021
Reinvested	4,551	9,458	—
Redeemed	(139,962)	(166,011)	—
Change in Investor Shares	81,870	25,310	13,021
Institutional Shares
Issued	397,582	221,211	835,555
Reinvested	5,188	17,880	—
Redeemed	(252,345)	(885,407)	—
Change in Institutional Shares	150,425	(646,316)	835,555
A Shares
Issued	182,831	38,017	45,320
Reinvested	3,377	7,621	—
Redeemed	(81,163)	(112,968)	(19)
Change in A Shares	105,045	(67,330)	45,301
C Shares
Issued	5,432	4,883	—
Reinvested	2,562	6,364	—
Redeemed	(35,509)	(163,824)	—
Change in C Shares	(27,515)	(152,577)	—
Change in shares:	309,825	(840,913)	893,877

(a) Commencement of operations December 28, 2020.

See notes to financial statements.

Schedule of Portfolio Investments	U.S. Treasury Fund

February 28, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value
U.S. Treasury Obligations (28.1%)
U.S. Treasury Notes
$100,000,000	0.10%, 3/16/21	$99,995,375
100,000,000	0.17% (USBMMY3M + 14 bps), 4/30/21	100,018,649
50,000,000	2.25%, 7/31/21	50,438,010
Total U.S. Treasury Obligations (Cost $250,452,034)		250,452,034

Repurchase Agreements (51.6%)
10,000,000	Bank of Montreal, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $10,000,008, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.88%), (2/15/29 - 8/15/40), fair value of $10,200,000)	10,000,000
10,000,000	Credit Agricole CIB, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $10,000,008, Collateralized by U.S. Treasury Obligation, (2.25%), (8/15/46), fair value of $10,200,048).	10,000,000
165,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $165,000,138, Collateralized by various U.S. Treasury Obligations, (1.63% - 2.00%), (8/15/25 - 11/30/26), fair value of $168,300,000)	165,000,000
160,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $160,000,133, Collateralized by various U.S. Treasury Obligations, (0.01%), (1/31/23 - 5/15/27), fair value of $163,200,176)	160,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value
Repurchase Agreements, continued
$10,000,000	Goldman Sachs & Co., 0.00%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $10,000,000, Collateralized by U.S. Treasury Obligation, (0.00%), (5/20/21), fair value of $10,200,098)	$10,000,000
10,000,000	Mizuho Securities USA LLC, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $10,000,008, Collateralized by U.S. Treasury Obligation, (1.50%), (9/15/22), fair value of $10,200,076)	10,000,000
50,000,000	Nomura Securities International, Inc., 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $50,000,042, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.88%), (5/6/21 - 11/15/45), fair value of $51,000,076)	50,000,000
45,000,000	RBC Dominion Securities, Inc., 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $45,000,038, Collateralized by various U.S. Treasury Obligations, (0.13% - 2.88%), (6/30/25 - 2/15/51), fair value of $45,900,064)	45,000,000
Total Repurchase Agreements (Cost $460,000,000)		460,000,000

Investment Companies (19.7%)
84,000,000	BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03%(a)	84,000,000
91,844,768	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 0.01%(a)	91,844,768
Total Investment Companies (Cost $175,844,768)		175,844,768

Total Investments (Cost $886,296,802) - 99.4%		886,296,802
Other assets in excess of liabilities — 0.6%		5,154,315
Net Assets - 100.0%		$891,451,117

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.

USBMMY3M	3 Month Treasury Bill Rate

See notes to financial statements.

Schedule of Portfolio Investments	Government Securities Money Market Fund
February 28, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Amortized Cost or Value
U.S. Government Agency Securities (29.4%)
Federal Farm Credit Bank
$50,000,000	0.05% (SOFR + 2 bps), 12/30/21	$49,997,896
50,000,000	0.06% (SOFR + 3 bps), 1/4/22	50,000,000
100,000,000	0.07% (SOFR + 4 bps), 8/4/21	100,000,000
60,000,000	0.07% (SOFR + 4 bps), 8/20/21	59,997,846
49,890,000	0.12% (SOFR + 9 bps), 7/15/21	49,890,000
70,000,000	0.15% (SOFR + 12 bps), 6/11/21	69,999,007
		379,884,749
Federal Home Loan Bank
70,000,000	0.19% (SOFR + 16 bps), 5/7/21	70,007,177
70,000,000	0.26% (SOFR + 23 bps), 4/13/21	70,000,000
		140,007,177
Federal National Mortgage Association
30,000,000	0.08% (SOFR + 5 bps), 3/4/21	30,000,000
40,000,000	0.15% (SOFR + 12 bps), 3/16/21	40,000,000
		70,000,000
Total U.S. Government Agency Securities (Cost $589,891,926)		589,891,926

U.S. Treasury Obligations (12.0%)
U.S. Treasury Bills
50,000,000	0.02%,3/23/21	49,999,352
120,000,000	0.09%,7/22/21	119,955,909
		169,955,261
U.S. Treasury Notes
70,000,000	2.25%,7/31/21	70,613,214
Total U.S. Treasury Obligations (Cost$240,568,475)		240,568,475

Repurchase Agreements (44.6%)
130,000,000	Bank of Montreal, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $130,000,108, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.88%), (3/25/21 - 2/15/51), fair value of $132,600,000)	130,000,000
50,000,000	Credit Agricole CIB, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $50,000,042, Collateralized by U.S. Treasury Obligation, (0.13%), (4/15/21), fair value of $51,000,024).	50,000,000
200,000,000	Fixed Income Clearing Corporation - Bank of New York Mellon, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $200,000,167, Collateralized by various U.S. Treasury Obligations, (1.63% - 1.88%), (4/30/22 - 11/30/26), fair value of $204,000,085)	200,000,000

Shares or Principal Amount	Security Description	Amortized Cost or Value
Repurchase Agreements, continued
$125,000,000	Fixed Income Clearing Corporation - State Street Bank & Trust Co., 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $125,000,104, Collateralized by various U.S. Treasury Obligations, (0.01%), (1/15/23 - 5/15/27), fair value of $127,500,118)	$125,000,000
60,000,000	Goldman Sachs & Co., 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $60,000,050, Collateralized by various U.S. Treasury Obligations, (1.00% - 2.88%), (11/15/46 - 2/15/49), fair value of $61,200,078)	60,000,000
140,000,000	Mizuho Securities USA LLC, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $140,000,117, Collateralized by various U.S. Treasury Obligations, (1.38% - 2.75%), (6/30/21 - 5/15/29), fair value of $142,800,055)	140,000,000
90,000,000	Nomura Securities International, Inc., 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $90,000,075, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.38%), (4/15/21 - 2/15/50), fair value of $91,800,054)	90,000,000
30,000,000	RBC Dominion Securities, Inc., 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $30,000,025, Collateralized by various U.S. Treasury Obligations and U.S. Government Agency, (0.00% - 4.00%), (5/15/28 - 1/20/51), fair value of $30,600,019)	30,000,000
70,000,000	Wells Fargo Securities LLC, 0.01%, 3/1/21, (Purchased on 2/28/21, proceeds at maturity $70,000,058, Collateralized by various U.S. Government Agency Obligations, (0.00% - 1.48%), (2/26/24 - 2/18/31), fair value of $71,400,824)	70,000,000
Total Repurchase Agreements (Cost $895,000,000)		895,000,000

Investment Companies (14.2%)
108,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.04%(a)	108,000,000
37,000,000	Federated Government Obligations Fund, Premier Class, 0.01%(a)	37,000,000
140,263,824	Invesco Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 0.03%(a)	140,263,824
Total Investment Companies (Cost $285,263,824)		285,263,824

Total Investments (Cost $2,010,724,225) - 100.2%		2,010,724,225
Liabilities in excess of other assets — (0.2)%		(4,501,360)
Net Assets - 100.0%		$2,006,222,865

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.

SOFR	Secured Overnight Financing Rate

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (22.2%)
$1,087,154	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4, 0.42% (US0001M + 30 bps), 1/25/36, Callable 3/25/21 @ 100*	$1,083,340
1,002,004	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M3, 1.10% (US0001M + 65 bps), 6/28/44, Callable 3/28/21 @ 100*	1,004,103
367,860	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	369,720
1,155,759	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 0.74% (US0001M + 62 bps), 1/25/33, Callable 3/25/21 @ 100*	1,148,430
1,378,955	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.47% (US0001M + 135 bps), 10/25/37, Callable 9/25/24 @ 100*(b)	1,386,326
412	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34, Callable 3/25/21 @ 100*(c)	414
231	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32, Callable 3/25/21 @ 100*(c)(d)	231
1,755,026	Countrywide Asset-Backed Certificates, Series 2005-12, Class M2, 0.85% (US0001M + 49 bps), 2/25/36, Callable 3/25/21 @ 100*	1,752,297
1,446	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 0.33% (US0001M + 22 bps), 1/15/34, Callable 3/15/21 @ 100*	1,437
1,022,380	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, 11/20/47, Callable 11/20/21 @ 100*(b)	1,045,292
1,354,120	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2II, 3.08%, 7/25/47, Callable 4/25/21 @ 100*(b)	1,359,469
807,849	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.70%, 9/26/33, Callable 3/26/21 @ 100*(c)(d)	910,656
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 2.00% (US0001M + 188 bps), 11/25/34, Callable 3/25/21 @ 100*	406,304
727,258	Home Equity Asset Trust, Series 2005-7, Class M1, 0.57% (US0001M + 45 bps), 1/25/36, Callable 3/25/21 @ 100*	726,357
2,002,328	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-C, Class 2A3, 0.98% (US0001M + 86 bps), 3/25/35, Callable 3/25/21 @ 100*	1,997,122
169,553	HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 1A1, 0.29% (US0001M + 17 bps), 3/25/36, Callable 3/25/21 @ 100*	169,608
103	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(c)(d)	104
340,067	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.72%, 8/25/35, Callable 10/25/21 @ 100*(c)(d)	344,486
1,734,291	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, 2.89% (US0001M + 278 bps), 9/25/33, Callable 3/25/21 @ 100*	1,774,145
118,684	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32, Callable 3/25/21 @ 100*	122,496
129,159	Residential Asset Mortgage Products, Inc., Series 2005-RS3, Class M3, 0.60% (US0001M + 72 bps), 3/25/35, Callable 3/25/21 @ 100*	129,150

Shares or Principal Amount	Security Description	Value
Asset Backed Securities, continued
$4,118	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.54%, 12/25/33, Callable 3/25/21 @ 100*(c)(d)	$4,196
79,556	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35, Callable 3/25/21 @ 100*(c)(d)	77,780
1,369,157	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 0.81% (US0001M + 68 bps), 4/25/33, Callable 3/25/21 @ 100*	1,365,360
437,177	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 3/25/21 @ 100*(c)(d)	443,356
857,872	Sun Trust Student Loan Trust, Series 2006-1A, Class B, 0.49% (US0003M + 27 bps), 10/28/37, Callable 4/28/26 @ 100*(a)	785,019
Total Asset Backed Securities (Cost $18,318,412)		18,407,198

Mortgage Backed Securities† (32.5%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.2%)
98,475	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 2.96%, 2/25/36, Callable 3/25/21 @ 100*(c)	83,460
10,068	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.89%, 7/25/35, Callable 3/25/21 @ 100*(c)	8,275
15,622	Countrywide Alternative Loan Trust, Series 2005- 24, Class 1A1, 1.69% (12MTA + 131 bps), 7/20/35, Callable 3/19/21 @ 100*	13,624
1,391	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 0.22% (US0001M + 10 bps), 10/25/36, Callable 3/25/21 @ 100*	1,071
4,650	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33, Callable 3/25/21 @ 100*(d)	4,677
4,729	Deutsche Mortgage Securities, Inc., Series 2006- AB4, Class A1A, 6.00%, 10/25/36, Callable 3/25/21 @ 100*(c)	4,661
5,762	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 2.28%, 9/25/34, Callable 3/25/21 @ 100*(c)	5,726
22,255	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 3.00%, 4/21/34, Callable 3/21/21 @ 100*(c)	22,636
771,479	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 3.30%, 8/25/35, Callable 3/25/21 @ 100*(c)	801,073
32,955	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 3.23%, 9/25/34, Callable 3/25/21 @ 100*(c)	33,992
18,985	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.27%, 1/25/36, Callable 3/25/21 @ 100*(c)	16,964
		996,159
Alt-A - Fixed Rate Mortgage Backed Securities (0.9%)
15,112	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 3/25/21 @ 100*	13,265
20,232	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 3/25/21 @ 100*	20,154

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$381	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19, Callable 3/25/21 @ 100*	$382
15,175	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 3/25/21 @ 100*	13,457
19,006	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36, Callable 3/25/21 @ 100*	12,349
19,925	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36, Callable 10/25/21 @ 100*	16,051
19,551	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37, Callable 9/25/21 @ 100*	15,507
135,958	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 4/25/22 @ 100*	88,860
72,445	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 3/25/21 @ 100*	70,915
45,361	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36, Callable 3/25/21 @ 100*	31,655
138	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 3/25/21 @ 100*	143
739	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 3/25/26 @ 100*	708
3,895	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 3/25/21 @ 100*	3,980
307,014	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 3/25/21 @ 100*	313,707
21,565	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 3/25/21 @ 100*	23,266
3,350	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 3/25/21 @ 100*	3,449
1,522	Residential Accredit Loans, Inc., Series 2003- QS14, Class A1, 5.00%, 7/25/18, Callable 3/25/21@ 100*	1,512
101	Residential Accredit Loans, Inc., Series 2004- QS13, Class CB, 5.00%, 9/25/19, Callable 3/25/21 @ 100*	101
5,585	Residential Accredit Loans, Inc., Series 2004- QS6, Class A1, 5.00%, 5/25/19, Callable 3/25/21 @ 100*	5,265
31,570	Residential Accredit Loans, Inc., Series 2006- QS6, Class 1A2, 6.00%, 6/25/36, Callable 3/25/21 @ 100*	30,249
43,209	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 1/25/24 @ 100*	22,551
29,868	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 10/25/21 @ 100*	24,716

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$13,181	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 3/25/21 @ 100*	$12,579
		724,821
Prime Adjustable Rate Mortgage Backed Securities (3.3%)
9,330	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 2.48%, 3/25/35, Callable 3/25/21 @ 100*(c)	9,372
4,203	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 2.87%, 5/25/35(c)	4,241
336,686	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 3/25/21 @ 100*(c)(d)	90,584
959,430	Banc of America Funding Trust, Series 2015-R4, Class 8A1, 0.32% (US0001M + 17 bps), 1/27/35, Callable 2/25/43 @ 100*(b)	956,376
8,379	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.69%, 2/25/36, Callable 3/25/21 @ 100*(c)	8,236
4,869	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 2.92%, 11/20/46, Callable 3/20/21 @ 100*(c)	4,635
7,095	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 3.03%, 9/25/33, Callable 3/25/21 @ 100*(c)	7,119
4,480	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.38%, 6/25/34, Callable 3/25/21 @ 100*(c)	4,520
5,684	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 2.41% (H15T1Y + 230 bps), 10/25/35, Callable 3/25/21 @ 100*	5,794
6,455	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 2.62%, 9/25/34, Callable 3/25/21 @ 100*(c)	6,244
4,449	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 2.64%, 1/25/35, Callable 3/25/21 @ 100*(c)	4,368
20,583	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 3.35%, 10/25/36, Callable 3/25/21 @ 100*(c)	20,293
15,373	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.27%, 3/25/31, Callable 3/25/21 @ 100*(c)	15,394
12,982	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.26%, 7/25/37, Callable 4/25/21 @ 100*(c)	12,059
9,427	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.04%, 8/25/35(c)	9,761
82,342	Coast Savings & Loan Association, Series 1992-1, Class A, 2.58%, 7/25/22, Callable 3/25/21 @ 100*(c)	82,940
3,503	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.24%, 2/25/34, Callable 3/25/21 @ 100*(c)	3,378
9,747	Countrywide Home Loans, Series 2003-58, Class 2A2, 2.82%, 2/19/34, Callable 3/19/21 @ 100*(c)	10,154
6,870	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.02%, 8/25/34, Callable 3/25/21 @ 100*(c)	6,684

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities, continued:
$259	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 3/25/21 @ 100*(c)	$263
32,260	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 2.99%, 11/25/32, Callable 3/25/21 @ 100*(c)	16,743
27,699	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.04%, 11/25/34, Callable 3/25/21 @ 100*(c)	29,529
8,847	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 2.92%, 10/25/35, Callable 3/25/21 @ 100*(c)	8,889
43,749	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.04%, 11/19/35, Callable 3/19/21 @ 100*(c)	40,679
31,806	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 2.96%, 4/25/35, Callable 3/25/21 @ 100*(c)	31,872
11,833	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.26%, 11/25/35, Callable 3/25/21 @ 100*(c)	11,935
7,573	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 2.86%, 12/19/35, Callable 3/19/21 @ 100*(c)	7,338
68,422	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.00%, 1/19/35, Callable 3/19/21 @ 100*(c)	73,012
12,709	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 2.88%, 8/25/34, Callable 3/25/21 @ 100*(c)	12,648
26,166	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.02%, 8/25/34, Callable 3/25/21 @ 100*(c)	26,593
4,265	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.12%, 9/25/36, Callable 11/25/24 @ 100*(c)	4,771
25,958	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.15%, 7/25/36, Callable 7/25/21 @ 100*(c)	21,915
38,963	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.22%, 8/25/36, Callable 3/25/21 @ 100*(c)	29,615
822	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 2.88%, 7/25/35, Callable 3/25/21 @ 100*(c)	823
2,117	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.17%, 8/25/36, Callable 3/25/21 @ 100*(c)	1,917
1,000,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 2.37% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(b)	1,001,967
10,065	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 2.25%, 12/25/34, Callable 3/25/21 @ 100*(c)	10,319
1,065	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 2.57%, 2/25/34, Callable 7/25/22 @ 100*(c)	1,096
9,148	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.35%, 7/25/34, Callable 5/25/24 @ 100*(c)	9,358

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities, continued:
$8,034	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 2.78%, 8/25/34, Callable 6/25/30 @ 100*(c)	$8,318
12,568	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.04%, 8/25/34, Callable 4/25/29 @ 100*(c)	12,931
2,883	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 2.46%, 2/25/34, Callable 3/25/21 @ 100*(c)	2,867
26,477	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 2.60%, 12/25/34, Callable 3/25/21 @ 100*(c)	25,932
3,946	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 3.73%, 4/25/34, Callable 3/25/21 @ 100*(c)	3,941
8,114	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 2.73%, 12/27/35, Callable 3/25/21 @ 100*(c)	8,455
18,358	Structured Asset Securities Corp., Series 2003- 24A, Class 1A3, 2.34%, 7/25/33, Callable 3/25/21 @ 100*(c)	18,707
6,725	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 0.54% (US0001M + 42 bps), 7/25/44, Callable 3/25/21 @ 100*	6,814
55,421	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.63%, 11/25/36, Callable 3/25/21 @ 100*(c)	55,924
9,548	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 3.02%, 9/25/36, Callable 3/25/21 @ 100*(c)	9,299
1,617	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 3.12%, 8/25/46, Callable 3/25/21 @ 100*(c)	1,576
4,868	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 3.62%, 6/25/34, Callable 3/25/21 @ 100*(c)	5,006
		2,763,204
Prime Fixed Mortgage Backed Securities (4.2%)
680,712	Citigroup Mortgage Loan Trust, Inc., Series 2014- C, Class A, 3.25%, 2/25/54, Callable 11/25/31 @ 100*(b)(c)	684,294
16,356	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 3/25/21 @ 100*	16,888
89,614	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 3/25/21 @ 100*	96,752
15,446	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 3/25/21 @ 100*	16,609
3,653	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 3/25/21 @ 100*	3,630
80,161	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	83,442
26,522	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 3/25/21 @ 100*	27,750

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$20,946	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 3/25/21 @ 100*	$21,720
46,140	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 3/25/21 @ 100*	20,140
227,934	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 3/25/21 @ 100*	242,003
33,979	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57, Callable 4/25/23 @ 100*(b)(c)	34,204
39,098	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 3/25/21 @ 100*	39,289
22,943	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 3/25/35 @ 100*	14,283
1,031,261	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 1/25/23 @ 100*(b)(c)	1,047,272
29,029	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47, Callable 9/25/22 @ 100*(b)(c)	29,023
11,559	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 3/25/21 @ 100*	8,564
703,422	MFRA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/57, Callable 5/25/33 @ 100*(b)(c)	711,867
2,385	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20, Callable 3/25/21 @ 100*	2,382
7,970	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 3/25/21 @ 100*	7,521
13,958	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 3/25/21 @ 100*	14,633
137,257	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48, Callable 9/25/22 @ 100*(b)(c)	137,790
126,840	Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.00%, 6/25/48, Callable 9/25/22 @ 100*(b)(c)	127,099
86,161	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 3/25/21 @ 100*	90,086
		3,477,241
Subprime Mortgage Backed Securities (3.4%)
368,744	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55, Callable 2/25/23 @ 100*(b)(c)	371,259
538,811	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 4/25/25 @ 100*(b)(c)	548,540
1,059,921	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 10/25/24 @ 100*(b)(c)	1,076,609
759,648	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 7/25/25 @ 100*(b)(c)	782,184
		2,778,592
Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities (19.5%)
$287,576	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	$282,752
15,855	Fannie Mae, 1.70% (US0012M + 132 bps), 1/1/35, Pool #805386	16,400
141,983	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	145,018
316,050	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	320,567
294,732	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	299,474
242,449	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	247,985
2,235	Fannie Mae, 2.07% (H15T1Y + 187 bps), 12/1/22, Pool #303247	2,240
50,833	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	51,024
153,291	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	158,144
173,803	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	179,178
5,132	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	5,141
2,041	Fannie Mae, 2.55% (H15T1Y + 216 bps), 6/1/32, Pool #725286	2,042
27,695	Fannie Mae, 2.67% (H15T1Y + 229 bps), 2/1/30, Pool #556998	27,607
1,201,462	Fannie Mae, Series 18-83, Class LC, 3.00%, 11/25/48	1,249,885
109,518	Fannie Mae, Series 2011-118, Class 10A1, 3.00%,11/25/41	116,050
335,167	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	349,386
799,419	Fannie Mae, Series 2003-W14, Class 2A, 3.99%, 1/25/43, Callable 3/25/21 @ 100*(c)	838,903
1,936,880	Fannie Mae, Series 2003-W12, Class 3A, 4.01%, 3/25/43, Callable 3/25/21 @ 100*(c)	2,078,494
615,473	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 3/25/21 @ 100*(c)(d)	685,624
11,443	Fannie Mae, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 3/25/21 @ 100*(c)(d)	12,415
2,725,000	Fannie Mae, Series 2004-W3, Class A7, 5.50%, 5/25/34, Callable 3/25/21 @ 100*	3,078,794
393	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	401
8,854	Fannie Mae, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 3/25/21 @ 100*(c)(d)	9,459
8,537	Fannie Mae, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 3/25/21 @ 100*(c)(d)	10,615
4	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	4
108	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	112
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,092
91,084	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	92,853
757,340	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	774,940
3,580	Freddie Mac, 1.80% (US0006M + 154 bps), 4/1/36, Pool #1N0148	3,721

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$180,079	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	$184,445
242,944	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	250,233
256,760	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	261,272
299,772	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(c)	303,607
639,051	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	653,791
218,331	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	223,713
33,162	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	33,699
292,059	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	299,836
385,067	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	397,740
20,050	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	20,207
566,697	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	602,252
391,347	Freddie Mac, Series T-67, Class 1A1C, 3.16%, 3/25/36, Callable 3/25/21 @ 100*(c)	417,451
13,075	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	14,229
6,071	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	6,127
393	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23, Callable 4/15/21 @ 100*	409
449	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 4/15/21 @ 100*	464
350	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22, Callable 4/15/21 @ 100*	363
348,941	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	358,993
1,889	Government National Mortgage Assoc., 2.12% (H15T1Y + 150 bps), 12/20/27, Pool #80141	1,965
4,819	Government National Mortgage Assoc., 2.12% (H15T1Y + 150 bps), 11/20/29, Pool #876947	4,873
343	Government National Mortgage Assoc., 2.50% (H15T1Y + 150 bps), 12/20/21, Pool #8889	345
9,798	Government National Mortgage Assoc., 2.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	10,112
1,031	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	1,039
2,011	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	2,067
3,096	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 1/20/25, Pool #8585	3,191
1,077	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	1,092
1,427	Government National Mortgage Assoc., 3.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	1,449
984,336	Government National Mortgage Assoc., Series 2013-176, Class BE, 3.59%, 3/16/46, Callable 9/16/21 @ 100*(c)	1,065,875
88	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	98
56	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	60

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$28	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	$28
192	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	196
		16,161,541
Total Mortgage Backed Securities (Cost $26,566,520)		26,901,558

Corporate Bonds (14.6%)
Banks (5.0%)
1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	1,537,311
1,500,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	1,538,856
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,062,866
		4,139,033
Capital Markets (0.0%^)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (e)	20,400
Oil, Gas & Consumable Fuels (6.7%)
2,515,000	HollyFrontier Corp., 2.63%, 10/1/23	2,589,471
900,000	ONEOK, Inc., 2.20%, 9/15/25, Callable 8/15/25 @ 100*	924,431
1,915,000	ONEOK, Inc., 2.75%, 9/1/24, Callable 8/1/24 @ 100*	2,013,586
		5,527,488
Tobacco (2.9%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100*	2,443,580
Total Corporate Bonds (Cost $12,631,780)		12,130,501

Taxable Municipal Bonds (1.3%)
Georgia (1.3%)
1,000,000	State of Georgia, Build America Bonds, GO, Series H,4.50%,11/1/25	1,106,300
Total Taxable Municipal Bonds (Cost $1,057,581)		1,106,300

U.S. Government Agency Securities (14.1%)
Federal Farm Credit Banks
1,000,000	1.23%, 9/10/29, Callable 9/10/21 @ 100*	976,947
1,770,000	1.99%, 9/24/40, Callable 9/24/21 @ 100*	1,690,195
		2,667,142
Federal Home Loan Banks
3,300,000	1.90%, 3/18/37, Callable 3/18/22 @ 100*	3,169,611
2,800,000	2.00%, 5/4/35, Callable 5/4/21 @ 100*	2,729,537
3,125,000	2.32%, 4/16/35, Callable 4/16/21 @ 100*	3,129,435
		9,028,583
Total U.S. Government Agency Securities (Cost $11,944,096)		11,695,725

U.S. Treasury Obligations (5.0%)
U.S. Treasury Notes
4,000,000	1.50%, 10/31/24	4,147,188
Total U.S. Treasury Obligations (Cost $3,960,156)		4,147,188

Investment in Affiliates (11.4%)
9,493,660	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(f)	9,493,660
Total Investment in Affiliates (Cost $9,493,660)		9,493,660

Total Investments (Cost $83,972,205) - 101.1%		83,882,130
Liabilities in excess of other assets — (1.1)%		(946,837)
Net Assets - 100.0%		$82,935,293

See notes to financial statements.

Schedule of Portfolio Investments	Limited Duration Fund
February 28, 2021 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 28, 2021, illiquid securities were 1.4% of the Fund’s net assets.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2021.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2021.
(e)	Issuer has defaulted on the payment of interest.
(f)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2021 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Asset Backed Securities (11.5%)
$450,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class D, 2.74%, 12/8/22, Callable 6/8/21 @ 100*	$452,774
300,808	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55, Callable 7/28/21 @ 100*(a)(b)	308,818
315,250	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, 11/20/47, Callable 11/20/21 @ 100*(b)	322,315
266,750	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2II, 3.08%, 7/25/47, Callable 4/25/21 @ 100*(b)	267,804
289,156	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(b)	293,797
175,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45, Callable 11/20/23 @ 100*(b)	185,059
195,256	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23, Callable 5/15/21 @ 100*	196,533
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 1.92% (US0001M + 180 bps), 9/25/43, Callable 2/25/29 @ 100*	562,957
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(b)	299,350
301,833	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(b)	297,215
Total Asset Backed Securities (Cost $3,144,425)		3,186,622

Mortgage Backed Securities† (25.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.7%)
179,480	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.67% (US0001M + 54 bps), 8/25/35, Callable 3/25/21 @ 100*	181,362
Alt-A - Fixed Rate Mortgage Backed Securities (1.9%)
55,305	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 3/25/21 @ 100*	49,395
3,601	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 3/25/21 @ 100*	3,596
10,942	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 3/25/21 @ 100*	11,382
71,557	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 4/25/22 @ 100*	46,768
54,897	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 4.95%, 6/25/36, Callable 3/25/21 @ 100*(a)	54,437
10,127	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 3/25/21 @ 100*	10,512
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 3/25/21@ 100*	3,443
13,382	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 3/25/21 @ 100*	13,873

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$155	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 3/25/26 @ 100*	$149
32,338	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34, Callable 3/25/21 @ 100*	33,898
19,680	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 3/25/21 @ 100*	20,707
7,484	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 3/25/21 @ 100*	7,969
15,709	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 3/25/21 @ 100*	16,449
28,084	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 3/25/21 @ 100*	29,965
6,054	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.85%, 2/25/35, Callable 3/25/21 @ 100*(a)(c)	6,192
1,282	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35, Callable 3/25/21 @ 100*(a)(c)	1,310
26,817	Nomura Asset Acceptance Corp., Series 2005- AP2, Class A5, 5.48%, 5/25/35, Callable 3/25/21 @ 100*(a)(c)	18,064
87,162	Nomura Asset Acceptance Corp., Series 2006- AF1, Class 1A2, 6.16%, 5/25/36, Callable 3/25/21 @ 100*(a)	27,939
39,785	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.49%, 10/25/40, Callable 3/25/21 @ 100*(a)(b)	31,118
2	Residential Accredit Loans, Inc., Series 2003- QS18, Class A1, 5.00%, 9/25/18, Callable 3/25/21 @ 100*	2
3,181	Residential Accredit Loans, Inc., Series 2006- QS18, Class 3A3, 5.75%, 12/25/21, Callable 3/25/21 @ 100*	3,089
10,856	Residential Accredit Loans, Inc., Series 2006- QS5, Class A9, 6.00%, 5/25/36, Callable 3/25/21 @ 100*	10,355
27,295	Residential Accredit Loans, Inc., Series 2006- QS12, Class 1A2, 6.50%, 9/25/36, Callable 3/25/21 @ 100*	19,129
41,674	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 9/25/21 @ 100*	30,422
47,533	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 12/25/21 @ 100*	39,052
48,819	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 3/25/21 @ 100*	48,589
		537,804
Prime Adjustable Rate Mortgage Backed Securities (3.7%)
6,690	Bank of America Funding Corp., Series 2004-B, Class 5A1, 2.90%, 11/20/34, Callable 3/20/21 @ 100*(a)	6,704

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities, continued:
$2,390	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 2.74%, 10/25/33, Callable 3/25/21 @ 100*(a)	$2,560
5,557	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 2.93%, 11/25/34, Callable 3/25/21 @ 100*(a)	5,936
11,039	Countrywide Home Loans, Series 2004-2, Class 2A1, 2.64%, 2/25/34, Callable 3/25/21 @ 100*(a)	10,512
3,816	Countrywide Home Loans, Series 2004-12, Class 10A1, 3.02%, 8/25/34, Callable 3/25/21 @ 100*(a)	3,713
12,103	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.82%, 4/25/37, Callable 3/25/21 @ 100*(a)	10,847
26,137	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.04%, 2/25/35, Callable 3/25/21 @ 100*(a)	25,851
4,348	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.07% (US0003M + 101 bps), 4/25/36, Callable 5/25/22 @ 100*	4,303
19,847	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.38%, 10/25/36, Callable 6/25/22 @ 100*(a)	17,534
207,782	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 3.40%, 9/25/35, Callable 3/25/21 @ 100*(a)	210,536
300,456	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 1.62% (US0001M + 150 bps), 5/1/24(b)	300,332
100,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.42% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*	100,113
313,987	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.86%, 6/20/44, Callable 2/20/22 @ 100*(a)(b)	323,626
		1,022,567
Prime Fixed Mortgage Backed Securities (7.2%)
4,483	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 3/25/21 @ 100*(a)(c)	4,360
328,861	Angel Oak Mortgage Trust, Series 2019-5, Class Class A1, 2.59%, 10/25/49, Callable 10/25/21 @ 100*(a)	332,053
14,535	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 3/25/21 @ 100*	9,772
8,016	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	8,405
8,149	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34, Callable 6/25/21 @ 100*	8,529
3,733	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33, Callable 3/25/21 @ 100*	3,827
2,027	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 3/25/21 @ 100*	2,037
7,968	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 3/25/21 @ 100*	5,982

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$4,023	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 12/31/99, Callable 3/25/21 @ 100*	$4,140
17,488	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 3/25/21 @ 100*	18,322
6,952	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 3/25/21 @ 100*	7,274
80,855	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49, Callable 3/25/23 @ 100*(a)(b)	81,940
60,509	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 1/25/24 @ 100*(a)(b)	61,428
340,987	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class Class A14, 3.00%, 10/25/50, Callable 7/25/23 @ 100*(a)(b)	347,474
164,863	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 3/25/21 @ 100*	170,270
111	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 3/25/21 @ 100*	111
838	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 3/25/21 @ 100*	877
28,091	JPMorgan Mortgage Trust, Series 2017-4, Class A5, 3.50%, 11/25/48, Callable 9/25/22 @ 100*(a)(b)	28,090
21,858	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34, Callable 7/25/24 @ 100*	23,288
477,218	New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1, 2.80%, 7/25/49, Callable 6/25/21 @ 100*(a)(b)	480,098
1,689	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 8/25/21 @ 100*	1,721
37,465	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 12/25/22 @ 100*	35,181
201,603	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.85%, 2/25/43, Callable 6/25/21 @ 100*(a)(b)	201,539
131,539	Sequoia Mortgage Trust, Series 2017-2, Class A4, 3.50%, 2/25/47, Callable 11/25/23 @ 100*(a)(b)	132,132
10,691	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 3/25/21 @ 100*	11,178
94	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 3/28/21 @ 100*	97
1,018	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 3/25/21 @ 100*	1,058
598	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 4/25/28 @ 100*	636
		1,981,819

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Subprime Mortgage Backed Securities (0.9%)
$77,495	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 3/25/27 @ 100*(a)(b)	$79,927
173,713	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 9/25/27 @ 100*(a)(b)	181,680
		261,607
U.S. Government Agency Mortgage Backed Securities (11.5%)
83	Fannie Mae, Series 1992-45, Class F, 0.95% (T7Y),4/25/22	83
35,947	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	35,344
201,237	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	207,317
144,207	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	147,753
40,408	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	41,331
1,563	Fannie Mae, 2.20% (US0012M + 162 bps), 9/1/33, Pool #739372	1,576
1,887	Fannie Mae, 2.23% (US0012M + 186 bps), 1/1/37, Pool #906675	1,889
69,521	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	71,671
98,025	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	102,364
2,566	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	2,571
111,662	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	116,711
151,619	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	155,159
199,719	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	213,907
101,304	Fannie Mae, Series 2011-118, Class 10A1, 3.00%,11/25/41	107,346
12,819	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	12,845
191,869	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	202,139
229,389	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	254,626
123	Fannie Mae, 6.00%, 4/1/35, Pool #735503	147
820	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	955
10,747	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 3/25/21 @ 100*	12,882
418	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 3/25/21 @ 100*	509
478	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	492
37	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	38
6	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	6
6	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	6
285,000	Federal Home Loan Banks, 1.30%, 3/17/27, Callable 6/17/21 @ 100*	285,000
21	Freddie Mac, Series 1222, Class P, 0.74% (T10Y - 40 bps), 3/15/22, Callable 4/15/21 @ 100*	21

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$22,771	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	$23,213
105,983	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	108,446
48,579	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	49,073
130,419	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	133,005
121,184	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	124,171
76,968	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	79,314
256,434	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	265,055
69,954	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	72,256
93,894	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	99,734
61,842	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	63,573
11,139	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	11,224
178	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21, Callable 4/15/21 @ 100*	180
4	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21, Callable 4/15/21 @ 100*	4
619	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22, Callable 4/15/21 @ 100*	640
782	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 4/15/21 @ 100*	836
1,054	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 4/15/21 @ 100*	1,183
36	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21, Callable 4/15/21 @ 100*	36
647	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 4/15/21 @ 100*	663
1,062	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22, Callable 4/15/21 @ 100*	1,099
4,725	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	4,771
74,773	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	76,927
23,720	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	23,955
13,874	Government National Mortgage Assoc., Series 2010-98, Class CH, 3.00%, 10/20/39	14,030
30,015	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	30,724
4,670	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	4,692
58	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	64
578	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	581
326	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	348
40	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	44
15	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	15

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$1,158	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	$1,254
3,313	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	3,634
		3,169,432
Total Mortgage Backed Securities (Cost $7,084,001)		7,154,591

Corporate Bonds (31.2%)
Aerospace & Defense (1.7%)
450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100*	470,529
Banks (3.1%)
510,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	540,709
290,000	Wells Fargo & Co., 3.00%, 10/23/26	314,120
		854,829
Beverages (2.4%)
350,000	Keurig Dr Pepper, Inc., 4.60%, 5/25/28, Callable 2/25/28 @ 100*	411,591
240,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100*	255,585
		667,176
Capital Markets (1.1%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	318,114
Consumer Finance (2.4%)
650,000	Toyota Motor Credit Corp., 1.35%, 8/25/23	665,307
Diversified Financial Services (1.2%)
300,000	National Rural Utilities Cooperative Finance Corp., 3.25%,11/1/25, Callable 8/1/25 @ 100*	327,181
Electric Utilities (1.1%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100*	300,400
Entertainment (2.0%)
215,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100*	216,263
300,000	Walt Disney Co. (The), 3.35%, 3/24/25	327,056
		543,319
Equity Real Estate Investment Trusts (0.6%)
151,900	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (b)	154,616
Food Products (2.6%)
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	387,537
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100*(b)	329,922
		717,459
Health Care Providers & Services (2.3%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100*	235,014
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100*	412,743
		647,757
Hotels, Restaurants & Leisure (1.7%)
425,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100*	461,580
Household Durables (1.6%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100*	438,910

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued
Insurance (2.2%)
$300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	$318,191
300,000	New York Life Global Funding, 3.25%, 8/6/21 (b)	303,883
		622,074
Internet & Direct Marketing Retail (1.3%)
335,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100*	357,889
Media (1.1%)
275,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26 @ 100*	303,552
Oil, Gas & Consumable Fuels (1.4%)
380,000	HollyFrontierCorp., 2.63%, 10/1/23	391,252
Technology Hardware, Storage & Peripherals (1.4%)
350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	385,882
Total Corporate Bonds (Cost $8,424,324)		8,627,826

Taxable Municipal Bonds (17.3%)
Alabama (1.2%)
300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	323,520
California (2.3%)
600,000	Riverside Unified School District, GO, 2.27%, 2/1/25	637,872
Colorado (1.1%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23.	150,369
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25	149,190
		299,559
Michigan (1.1%)
300,000	River Rouge School District, GO, 1.89%, 5/1/30, Insured by: Q-SBLF	298,728
New York (2.3%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @ 100	318,954
300,000	New York City Transitional Finance Authority Revenue, 2.63%, 11/1/29	318,609
		637,563
Rhode Island (1.5%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	412,596
Texas (2.9%)
500,000	Austin Community College District Revenue, 0.93%, 2/1/25	498,400
300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	311,472
		809,872
Utah (1.1%)
300,000	Utah Transit Authority Revenue, 2.04%, 12/15/31, Continuously Callable @ 100	305,181
Virginia (1.0%)
275,000	Virginia Housing Development Authority Revenue, Series F, 1.65%, 7/1/26	280,093
Washington (1.1%)
300,000	Pierce County School District No 10 Tacoma, GO, 0.53%, 12/1/23, SCH BD GTY	300,867

See notes to financial statements.

Schedule of Portfolio Investments	Moderate Duration Fund
February 28, 2021 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
Taxable Municipal Bonds, continued
Wisconsin (1.7%)
$465, 000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	$485,836
Total Taxable Municipal Bonds (Cost $4,664,077)		4,791,687

U.S. Treasury Obligations (11.6%)
U.S. Treasury Notes
1,401,000	1.38%,10/15/22	1,428,746

Shares or
Principal
Amount	Security Description	Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes, continued:
$1,683,000	2.00%,4/30/24	$1,770,569
Total U.S. Treasury Obligations (Cost $3,177,784)		3,199,315

Investment in Affiliates (1.7%)
483,840	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	483,840
Total Investment in Affiliates (Cost $483,840)		483,840

Total Investments (Cost $26,978,451) - 99.2%		27,443,881
Other assets in excess of liabilities — 0.8%		217,459
Net Assets - 100.0%		$27,661,340

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2021.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2021.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
Q-SBLF	Qualified School Bond Loan Fund
SCH BD GTY	School Board Guaranty
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (7.9%)
$740,916	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A, 3.50%, 1/28/55, Callable 7/28/21 @ 100*(a)(b)	$760,645
21,671	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 3/25/21 @ 100*(a)(c)	22,245
675,399	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 11/25/25 @ 100*(b)	701,611
970,000	DB Master Finance LLC, Series 2017-1A, Class A2I, 3.63%, 11/20/47, Callable 11/20/21 @ 100*(b)	991,738
921,500	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A2II, 3.08%, 7/25/47, Callable 4/25/21 @ 100*(b)	925,140
838,062	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45, Callable 1/15/25 @ 100*(b)	851,514
42	RAAC, Series 2004-SP1, Class AI4, 5.29%, 8/25/27, Callable 3/25/21 @ 100*(a)	42
415,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 3/20/45, Callable 11/20/23 @ 100*(b)	438,853
931,792	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(b)	991,412
34,424	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 3/25/21 @ 100*(b)	34,294
1,043,219	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/46, Callable 2/20/23 @ 100*(b).	1,032,552
1,000,000	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/46, Callable 4/20/23 @ 100*(b)	992,900
313,975	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51, Callable 3/15/23 @ 100*	322,042
Total Asset Backed Securities (Cost $7,981,917)		8,064,988

Mortgage Backed Securities† (20.1%)
(0.1%)
150,000	Mello Warehouse Securitization Trust, Series 2021-1, Class 21-C, 0.00% (US0001M + 110 bps), 2/25/55, Callable 2/25/24 @ 100*(b)	150,015
Alt-A-Adjustable Rate Mortgage Backed Securities (0.6%)
579,020	Bear Stearns Alternative-A Trust, Series 2005-7, Class 11A1, 0.67% (US0001M + 54 bps), 8/25/35, Callable 3/25/21 @ 100*	585,091
66,755	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.10%, 11/25/36, Callable 8/25/28 @ 100*(a)	44,268
9,571	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36, Callable 10/25/21 @ 100*(a)(c)	9,636
		638,995
Alt-A-Fixed Rate Mortgage Backed Securities (0.8%)
12,962	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 3/25/21 @ 100*	13,090
33,183	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 3/25/21 @ 100*	29,637

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$23,324	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 3/25/22 @ 100*	$12,479
57,017	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 3/25/21 @ 100*	52,723
7,277	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36, Callable 3/25/21 @ 100*	6,923
8,523	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 3/25/21 @ 100*	8,843
26,106	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 3/25/21 @ 100*	18,351
175,162	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 12/25/21 @ 100*	112,382
187,979	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 7/25/28 @ 100*	119,849
6,023	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33, Callable 3/25/21 @ 100*	6,109
2,662	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25, Callable 3/25/21 @ 100*	2,525
21,119	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 8/25/25 @ 100*	21,377
46,663	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 3/25/21 @ 100*	47,671
40,423	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34, Callable 3/25/21 @ 100*	42,372
19,680	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 3/25/21 @ 100*	20,707
20,409	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 11/25/21 @ 100*	20,411
2,047	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 3/25/21 @ 100*	2,134
9,590	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 3/25/21 @ 100*	9,819
15,509	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36, Callable 3/25/21 @ 100*	14,793
198,617	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35, Callable 3/25/21 @ 100*	160,455
121,590	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36, Callable 11/25/22 @ 100*	74,694
		797,344
Prime Adjustable Rate Mortgage Backed Securities (2.3%)
152,546	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 2.99%, 8/25/35, Callable 3/25/21 @ 100*(a)	154,607

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities, continued:
$5,056	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.77%, 6/25/36, Callable 3/25/21 @ 100*(a)	$4,111
1,430,744	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 1.62% (US0001M + 150 bps), 5/1/24(b)	1,430,152
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class A, 0.00% (US0001M + 70 bps), 2/25/55, Callable 2/25/24 @ 100*(b)	496,172
270,000	Mello Warehouse Securitization Trust, Series 2020-2, Class C, 1.42% (US0001M + 130 bps), 11/25/53, Callable 12/25/23 @ 100*(b).	270,306
16,733	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 1.98%, 4/25/29, Callable 3/25/21 @ 100*(a)	16,426
4,914	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.09%, 6/25/36, Callable 3/25/21 @ 100*(a)	3,983
		2,375,757
Prime Fixed Mortgage Backed Securities (3.5%)
2,901	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 3/25/21 @ 100*	2,333
137,479	Chaseflex Trust, Series 2006-2, Class A5, 4.51%, 9/25/36, Callable 11/25/21 @ 100*(a)	137,066
21,800	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	22,856
3,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 3/25/21 @ 100*	3,039
35,612	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35, Callable 3/25/21 @ 100*	36,352
4,626	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 3/25/21 @ 100*	4,808
5,459	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 3/25/21 @ 100*	5,707
80,604	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37, Callable 3/25/21 @ 100*	53,480
98,488	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 3/25/21 @ 100*	46,370
11	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21, Callable 3/25/21 @ 100*	11
115	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%,8/21/31	121
269,518	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49, Callable 3/25/23 @ 100*(a)(b)	273,134
1,826	GMAC Mortgage Corp. Loan Trust, Series 2003- GH2, Class A4, 5.50%, 10/25/33, Callable 3/25/21 @ 100*(a)(c)	1,876
20,181	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 2.77%, 4/25/36, Callable 7/25/21 @ 100*(a)	18,418

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$7,352	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47, Callable 9/25/22 @ 100*(a)(b)	$7,350
24,136	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 3/25/21 @ 100*	24,335
27,423	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34, Callable 7/25/24 @ 100*	29,216
762,483	New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1, 2.80%, 7/25/49, Callable 6/25/21 @ 100*(a)(b)	767,084
6,479	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 3/25/21 @ 100*	6,612
117,633	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 3/25/21 @ 100*	118,674
460,807	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.85%, 2/25/43, Callable 6/25/21 @ 100*(a)(b)	460,662
36,782	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 3/25/21 @ 100*	7,871
218,280	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 3/25/21 @ 100*	219,620
6,722	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 3/25/22 @ 100*	7,220
53,735	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 4/25/28 @ 100*	57,077
323,644	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 9/25/22 @ 100*(a)(b)	331,290
680,017	Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class A3, 3.50%, 9/25/49, Callable 2/25/23 @ 100*(a)(b)	686,986
301,723	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 10/20/23 @ 100*(a)(b)	309,424
		3,638,992
Subprime Mortgage Backed Securities (1.2%)
463,386	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 7/25/25 @ 100*(a)(b)	477,132
206,655	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 3/25/27 @ 100*(a)(b)	213,138
492,187	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 9/25/27 @ 100*(a)(b)	514,760
		1,205,030
U.S. Government Agency Mortgage Backed Securities (11.6%)
165,537	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	169,778
303,808	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	312,240
475,725	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	490,097

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$477,683	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	$489,023
218,204	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	223,186
203,365	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	210,041
756,626	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	771,709
269,580	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	278,074
86,902	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(a)	89,589
10,748	Fannie Mae, 2.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	10,812
314,203	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	327,673
163,805	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	171,056
252,066	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	261,828
5,132	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	5,141
83,747	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	87,533
738,247	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	790,692
109,518	Fannie Mae, Series 2011-118, Class 10A1, 3.00%,11/25/41	116,050
432,542	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	452,882
97,541	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	102,567
385,080	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	405,691
779,922	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	865,727
919,846	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(a)	1,051,100
29,590	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	31,762
267	Fannie Mae, 5.00%, 8/1/33, Pool #730856	309
136	Fannie Mae, 5.00%, 7/1/35, Pool #832198	159
198	Fannie Mae, 5.50%, 2/1/33, Pool #683351	229
116	Fannie Mae, 5.50%, 9/1/34, Pool #725773	135
1,914	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	2,149
2,562	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	2,682
852	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	871
29,857	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.50%, 8/25/42, Callable 3/25/21 @ 100*(a)	31,207
14,462	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 3/25/21 @ 100*(a)(c)	15,512
1,000,000	Federal Home Loan Banks, 1.30%, 3/17/27, Callable 6/17/21 @ 100*	1,000,000
50,096	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	51,069
97,157	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	98,145

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$62,145	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	$62,728
145,766	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	150,140
128,280	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	132,190
437,797	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	449,455
134,470	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41, Callable 4/15/31 @ 100*	139,378
298,427	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	308,248
140,840	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	149,601
218,912	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	232,415
153,502	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	166,775
55,750	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	59,673
3,372	Freddie Mac, 3.63% (H15T1Y + 213 bps), 4/1/24, Pool #409624	3,372
803	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	852
208	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	234
1,421	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	1,603
810	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	948
10,168	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	11,490
484	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	527
683	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22, Callable 4/15/21 @ 100*	701
162,008	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	166,675
361,633	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	381,599
144,421	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(a)	154,862
344,763	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	358,235
23,390	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	24,957
1,353	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	1,373
7,846	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	8,745
2,849	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	3,013
		11,886,507
Total Mortgage Backed Securities (Cost $20,222,483)		20,692,640

Corporate Bonds (32.7%)
Aerospace & Defense (1.5%)
1,450,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 12/1/27 @ 100*	1,516,148
Banks (4.5%)
1,940,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	2,056,816

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued
Banks, continued:
$1,100,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100*	$1,123,992
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,408,123
		4,588,931
Beverages (2.6%)
1,600,000	Keurig Dr Pepper, Inc., 4.60%, 5/25/28, Callable 2/25/28 @ 100*	1,881,560
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100*	851,948
		2,733,508
Capital Markets (1.4%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	1,426,027
Diversified Financial Services (0.9%)
850,000	KoreaDevelopmentBank, 2.75%, 3/19/23	888,618
Diversified Telecommunication Services (1.3%)
1,520,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @ 100*(b)	1,376,392
Electric Utilities (1.1%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100*	1,092,365
Entertainment (0.7%)
715,000	The Walt Disney Co., 2.00%, 9/1/29, Callable 6/1/29 @ 100*	719,200
Equity Real Estate Investment Trusts (0.2%)
227,850	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%,7/15/23(b)	231,924
Food Products (3.5%)
1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	1,134,930
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 9/1/25 @ 100*	1,214,428
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100*(b)	314,678
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100*(b)	907,286
		3,571,322
Health Care Providers & Services (3.6%)
700,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100*	731,155
860,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100*	897,739
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100*	1,068,812
890,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100*	992,814
		3,690,520
Hotels, Restaurants & Leisure (3.0%)
1,500,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100*	1,629,105
345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	351,576
1,000,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100*	1,063,186
		3,043,867
Household Durables (0.6%)
620,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100*	680,310
Insurance (2.2%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	1,166,701

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued
Insurance, continued:
$1,000,000	New York Life Global Funding, 2.88%, 4/10/24 (b)	$1,069,991
		2,236,692
Internet & Direct Marketing Retail (1.0%)
1,000,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100*	1,068,327
IT Services (1.1%)
1,000,000	International Business Machines Corp., 3.50%, 5/15/29	1,098,910
Oil, Gas & Consumable Fuels (1.0%)
1,000,000	HollyFrontierCorp.,2.63%,10/1/23	1,029,611
Semiconductors & Semiconductor Equipment (0.3%)
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100*	331,720
Specialty Retail (1.1%)
1,000,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @ 100*	1,183,538
Technology Hardware, Storage & Peripherals (1.1%)
1,000,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	1,102,520
Total Corporate Bonds (Cost $32,513,346)		33,610,450

Taxable Municipal Bonds (19.8%)
Georgia (1.8%)
1,665,000	State of Georgia, Build America Bonds, GO, Series H,4.50%,11/1/25	1,841,989
Kentucky (0.8%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	775,515
Massachusetts (1.2%)
1,150,000	Massachusetts State College Building Authority Revenue, Series C, 2.44%, 5/1/28, ST APPROP	1,212,986
Michigan (1.5%)
500,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @ 100	506,200
1,000,000	Michigan State Housing Development Authority Revenue, Series B, 3.49%, 12/1/40, Continuously Callable @ 100	1,020,660
		1,526,860
New York (1.3%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @ 100	1,374,811
Oklahoma (2.7%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @ 100.	538,705
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @ 100.	460,021
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @ 100	1,819,719
		2,818,445
Oregon (1.9%)
1,000,000	State of Oregon, GO, Series O, 1.60%, 8/1/31, Continuously Callable @ 100	989,220
1,000,000	State of Oregon, GO, Series O, 1.70%, 8/1/32, Continuously Callable @ 100	991,710
		1,980,930

See notes to financial statements.

Schedule of Portfolio Investments	Bond Fund
February 28, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued
Pennsylvania (1.3%)
$1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	$1,296,136
Texas (5.1%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,195,920
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,219,610
675,000	Country of Galveston Texas, Build America Bonds, GO, 5.91%, 2/1/29	811,917
785,000	Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	984,147
1,000,000	Texas Transportation Commission, GO, 1.78%, 10/1/32	1,007,860
		5,219,454
Washington (2.2%)
1,200,000	County of King WA Sewer Revenue, Series B, 1.86%, 1/1/33, Continuously Callable @ 100.	1,214,184

Shares or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued
Washington, continued:
$1,070,000	Pierce County School District No 10 Tacoma, GO, 1.90%, 12/1/33, SCH BD GTY	$1,066,961
Total Taxable Municipal Bonds (Cost $19,747,870)		2,281,145
		20,328,271
U.S. Treasury Obligations (16.7%)
U.S. Treasury Bonds
3,729,000	1.13%, 5/15/40	3,157,269
1,131,000	1.88%, 2/15/51	1,053,774
		4,211,043
U.S. Treasury Notes
3,546,000	1.38%, 10/15/22	3,616,227
4,547,000	2.00%, 4/30/24	4,783,586
4,233,000	2.25%, 2/15/27	4,544,192
Total U.S. Treasury Obligations (Cost $17,175,137)		12,944,005
		17,155,048
Investment in Affiliates (4.4%)
4,548,351	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	4,548,351
Total Investment in Affiliates (Cost $4,548,351)		4,548,351
Total Investments (Cost $102,189,104) - 101.6%		104,399,748
Liabilities in excess of other assets — (1.6)%		(1,676,858)
Net Assets - 100.0%		$102,722,890

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2021.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2021.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value
Asset Backed Securities (15.8%)
$187,891	ABFC Trust, Series 2005-AQ1, Class A6, 4.61%, 1/25/35, Callable 3/25/21 @ 100*(a)(b)	$194,940
419,120	ABFC Trust, Series 2005-HE2, Class M3, 0.91% (US0001M + 78 bps), 6/25/35, Callable 3/25/21 @ 100*	419,976
625,063	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1, 1.02% (US0001M + 90 bps), 8/25/34, Callable 3/25/21 @ 100*	610,692
365,867	Bayview Commercial Asset Trust, Series 2004-3, Class A1, 0.49% (US0001M + 56 bps), 1/25/35, Callable 3/25/21 @ 100*(c)	361,974
21,589	Bayview Financial Mortgage Pass Trust, Series 2005-D, Class AF4, 5.50%, 12/28/35, Callable 3/28/21 @ 100*(a)	21,522
34,385	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57, Callable 4/28/22 @ 100*(a)(c)	34,944
200,418	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A2, 1.42% (US0001M + 130 bps), 3/25/37, Callable 10/25/23 @ 100*(c)	200,090
25,653	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32, Callable 3/25/21 @ 100*	26,506
25,019	Centex Home Equity Loan Trust, Series 2005-A, Class AF5, 5.78%, 1/25/35, Callable 3/25/21 @ 100*(a)(b)	25,020
3,186	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.60%, 5/25/35, Callable 3/25/21 @ 100*(a)(b)	3,196
179,217	Credit-Based Asset Servicing And Securitization LLC, Series 2005-RP2, Class M2, 1.72% (US0001M + 160 bps), 9/25/35, Callable 9/25/21 @ 100*(c)	180,832
256,472	Credit-Based Asset Servicing And Securitization LLC, Series 2007-SP1, Class A4, 4.94%, 12/25/37, Callable 3/25/21 @ 100*(a)(b)(c).	262,214
29,014	CWABS Asset-Backed Certificates Trust, Series 2005-11, Class AF4, 5.21%, 3/25/34, Callable 3/25/21 @ 100*(a)	29,049
40,259	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.79%, 11/25/34, Callable 3/25/21 @ 100*(a)(b)	41,014
284,701	GSAMP Trust, Series 2006-HE1, Class M1, 0.70% (US0001M + 39 bps), 1/25/36, Callable 3/25/21 @ 100*	284,154
218,983	MASTR Asset Backed Securities Trust, Series 2004-FRE1, Class M6, 1.52% (US0001M + 210 bps), 7/25/34, Callable 3/25/21 @ 100*.	219,204
564,015	Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1, 1.47% (US0001M + 135 bps), 3/25/33, Callable 3/25/21 @ 100*.	566,368
482,445	NovaStar Mortgage Funding Trust, Series 2003-4, Class A1, 0.86% (US0001M + 74 bps), 2/25/34, Callable 3/25/21 @ 100*	474,863
73,267	Quest Trust, Series 2005-X1, Class M2, 1.32% (US0001M + 120 bps), 3/25/35, Callable 3/25/21 @ 100*(c)	73,325
30,993	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.63%, 12/25/34, Callable 3/25/21 @ 100*(a)(b)	32,067

Shares or Principal Amount	Security Description	Value
Asset Backed Securities, continued
$49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34, Callable 3/25/21 @ 100*(a)	$50,868
100,807	Saxon Asset Securities Trust, Series 2007-1, Class A2C, 0.27% (US0001M + 15 bps), 1/25/47, Callable 1/25/29 @ 100*	99,792
149,272	Specialty Underwriting & Residential Finance, Series 2003-BC4, Class A3B, 4.79%, 11/25/34, Callable 3/25/21 @ 100*(a)	153,630
Total Asset Backed Securities (Cost $4,304,038)		4,366,240

Mortgage Backed Securities† (22.4%)
Alt-A - Fixed Rate Mortgage Backed Securities (3.7%)
24,233	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34, Callable 3/25/21 @ 100*(a)(b)	24,864
17,931	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34, Callable 3/25/21 @ 100*	18,499
20,440	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34, Callable 3/25/21 @ 100*	21,112
108,606	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33, Callable 3/25/21 @ 100*	112,876
44,039	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34, Callable 3/25/21 @ 100*	44,812
36,655	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34, Callable 3/25/21 @ 100*	37,562
12,342	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34, Callable 3/25/21 @ 100*	12,859
114,542	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34, Callable 3/25/21 @ 100*	119,623
148,709	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33, Callable 3/25/21 @ 100*	155,415
42,991	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34, Callable 3/25/21 @ 100*	44,591
304,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33, Callable 3/25/21@ 100*	311,981
77,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33, Callable 3/25/21@ 100*	78,284
21,719	Structured Asset Securities Corp., Series 2004- 4XS, Class A3A, 5.18%, 2/25/34, Callable 3/25/21 @ 100*(a)(b)	22,109
		1,004,587
Prime Adjustable Rate Mortgage Backed Securities (8.2%)
58,812	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 2.19%, 8/25/34, Callable 3/25/21 @ 100*(a)	60,158
106,381	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 5.06%, 8/25/33, Callable 3/25/21 @ 100*(a)	109,996

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2021 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Adjustable Rate Mortgage Backed Securities, continued:
$450,685	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 1.62% (US0001M + 150 bps), 5/1/24(c)	$450,498
500,000	Mello Warehouse Securitization Trust, Series 2021-1, Class G, 0.00% (US0001M + 438 bps), 2/25/55, Callable 2/25/24 @ 100*(c)	500,000
500,000	Mello Warehouse Securitization Trust, Series 2020-2, Class E, 2.37% (US0001M + 225 bps), 11/25/53, Callable 12/25/23 @ 100*(c)	500,984
178,428	RBSSP Resecuritization Trust, Series 2011-3, Class 2A1, 0.40% (US0001M + 25 bps), 2/26/37(c)	179,081
43,642	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.59%, 9/25/34, Callable 3/25/21 @ 100*(a)	44,719
38,701	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 2.66%, 7/25/34, Callable 3/25/21 @ 100*(a)	41,373
269,758	Terwin Mortgage Trust, Series 2006-9HGA, Class A2, 0.52% (US0001M + 20 bps), 10/25/37, Callable 3/25/21 @ 100*(c)	266,511
100,637	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.86%, 6/20/44, Callable 2/20/22 @ 100*(a)(c)	103,726
		2,257,046
Prime Fixed Mortgage Backed Securities (4.9%)
157,446	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34, Callable 3/25/21 @ 100*	163,130
18,975	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34, Callable 3/25/21 @ 100*	19,472
9,319	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36, Callable 3/25/21 @ 100*	9,430
11,013	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36, Callable 3/25/21 @ 100*	11,358
127,655	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35, Callable 3/25/21 @ 100*	133,400
29,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34, Callable 3/25/21 @ 100*	29,580
95,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34, Callable 3/25/21 @ 100*	99,275
45,000	Countrywide Home Loans, Series 2004-9, Class A5, 5.25%, 6/25/34, Callable 3/25/21 @ 100*	46,210
252,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35, Callable 3/25/21 @ 100*	263,340
125,798	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34, Callable 3/25/21 @ 100*	127,792
58,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 3/25/21 @ 100*	58,748
59,000	Countrywide Home Loans, Series 2004-8, Class 1A7, 5.75%, 7/25/34, Callable 3/25/21 @ 100*	60,439
51,105	Credit Suisse Mortgage Trust, Series 2013-IVR2, Class AD, 1.55%, 4/25/43, Callable 1/25/23 @ 100*(a)(c)	51,219

Shares or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities, continued:
$1,771	Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50%, 10/25/47(a)(c)	$1,768
62,870	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34, Callable 3/25/21 @ 100*	64,120
104,160	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 3/25/21 @ 100*	105,824
1,616	JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 8/25/47, Callable 9/25/22 @ 100*(a)(c)	1,617
24,683	Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 4/25/43, Callable 8/25/22 @ 100*(a)	24,692
67,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33, Callable 3/25/21 @ 100*	69,120
		1,340,534
U.S. Government Agency Mortgage Backed Securities (5.6%)
76,553	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	78,922
95,306	Fannie Mae, Series 2003-W14, Class 2A, 3.99%, 1/25/43, Callable 3/25/21 @ 100*(a)	100,013
200,137	Fannie Mae, Series 2003-W13, Class AF5, 4.77%, 10/25/33, Callable 3/25/21 @ 100*(a)(b)	225,998
153,203	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34, Callable 3/25/21 @ 100*	168,517
203,828	Fannie Mae, Series 240, Class 11, 9.00%, 9/25/23	222,482
233,445	Fannie Mae, Series 250, Class 11, 9.00%, 10/25/23	255,840
131,327	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 3/25/21 @ 100*(a)(b)	140,862
178,000	Freddie Mac, 1.50%, 1/27/33, Callable 4/27/21 @ 100*	170,524
9,320	Freddie Mac, Series 4664, Class TC, 3.00%, 6/15/41	9,348
75,604	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46, Callable 10/25/28 @ 100*	76,144
98,274	Government National Mortgage Assoc., Series 2013-176, Class BE, 3.59%, 3/16/46, Callable 9/16/21 @ 100*(a)	106,415
		1,555,065
Total Mortgage Backed Securities (Cost $6,072,620)		6,157,232

Corporate Bonds (30.3%)
Aerospace & Defense (3.4%)
389,000	Boeing Co. (The), 8.75%, 9/15/31	573,410
120,000	Lockheed Martin Corp., 2.80%, 6/15/50, Callable 12/15/49 @ 100*	114,655
89,000	Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100*	119,815
118,000	Raytheon Technologies Corp., 3.13%, 7/1/50, Callable 1/1/50 @ 100*	116,621
		924,501
Air Freight & Logistics (0.4%)
92,000	FedEx Corp., 5.25%, 5/15/50, Callable 11/15/49 @ 100*	117,145

See notes to financial statements.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 28, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued
Airlines (1.0%)
$284,164	American Airlines Pass-Through Trust, 4.95%, 7/15/24	$279,185
Banks (3.0%)
543,000	Citigroup, Inc., 4.00% (H15T5Y + 360 bps), 12/31/99, Callable 12/10/25 @ 100*	547,072
273,000	Wells Fargo & Co., 3.90% (H15T5Y + 345 bps), 12/31/99, Callable 3/15/26 @ 100*	271,949
		819,021
Beverages (0.4%)
108,000	Keurig Dr Pepper, Inc., 3.80%, 5/1/50, Callable 11/1/49 @ 100*	116,365
Capital Markets (4.7%)
605,000	Goldman Sachs Group, Inc. (The), 5.00% (US0003M + 287 bps), 12/31/99, Callable 11/10/22 @ 100*	604,244
679,000	Morgan Stanley, 4.05% (US0003M + 381 bps), 12/31/99, Callable 4/15/21 @ 100*	679,407
		1,283,651
Chemicals (2.1%)
115,000	Dow Chemical Co. (The), 3.60%, 11/15/50, Callable 5/15/50 @ 100*	117,207
400,000	Monsanto Co., 5.50%, 7/30/35	460,980
		578,187
Food Products (0.4%)
129,000	Mondelez International, Inc., 2.63%, 9/4/50, Callable 3/4/50 @ 100*	114,699
Industrial Conglomerates (0.4%)
104,000	3M Co., 3.70%, 4/15/50, Callable 10/15/49 @ 100*	117,026
IT Services (0.4%)
100,000	International Business Machines Corp., 4.25%, 5/15/49	117,328
Oil, Gas & Consumable Fuels (5.9%)
725,000	HollyFrontier Corp., 2.63%, 10/1/23	746,468
287,000	HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100*	300,499
26,000	ONEOK, Inc., 5.85%, 1/15/26, Callable 12/15/25 @ 100*	30,702
425,000	ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100*	534,181
		1,611,850
Sovereign Bond (1.7%)
450,000	International Bank for Reconstruction & Development, 2.70%, 12/28/37, Callable 12/28/22 @ 100*	459,444

Shares or Principal Amount	Security Description	Value
Corporate Bonds, continued
Specialty Retail (0.4%)
$121,000	Lowe’s Cos., Inc., 3.00%, 10/15/50, Callable 4/15/50 @ 100*	$114,161
Technology Hardware, Storage & Peripherals (1.0%)
209,000	Hewlett Packard Enterprise Co., 6.35%, 10/15/45, Callable 4/15/45 @ 100*	271,959
Tobacco (5.1%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100*	227,585
546,000	BAT Capital Corp., 4.91%, 4/2/30, Callable 1/2/30 @ 100*	631,067
156,000	Philip Morris International, Inc., 6.38%, 5/16/38	221,997
227,000	Reynolds American, Inc., 8.13%, 5/1/40	327,737
		1,408,386
Total Corporate Bonds (Cost $8,416,540)		8,332,908

U.S. Government Agency Securities (14.0%)
Federal Farm Credit Banks
1,004,000	1.95%, 8/13/40, Callable 8/13/21 @ 100*	955,970
1,000,000	1.99%, 9/24/40, Callable 9/24/21 @ 100*	954,913
150,000	2.00%, 5/14/40, Callable 5/14/25 @ 100*	144,076
520,000	2.02%, 7/2/40, Callable 7/2/21 @ 100*	500,915
230,000	2.13%, 5/21/40, Callable 5/21/21 @ 100*	225,374
		2,781,248
Federal Home Loan Banks
375,000	1.78%, 5/4/35, Callable 5/4/23 @ 100*	374,250
220,000	1.92%, 6/4/37, Callable 6/4/21 @ 100*	200,534
220,000	1.95%, 6/3/36, Callable 3/17/21 @ 100*	220,000
285,000	2.00%, 5/4/35, Callable 5/4/21 @ 100*	277,828
		1,072,612
Total U.S. Government Agency Securities (Cost $4,000,097)		3,853,860

U.S. Treasury Obligations (13.7%)
U.S. Treasury Bonds
827,000	1.88%,2/15/51	770,531
U.S. Treasury Notes
3,000,000	0.13%,1/31/23	2,998,477
Total U.S. Treasury Obligations (Cost $3,751,510)		3,769,008

Investment in Affiliates (3.7%)
1,025,771	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(d)	1,025,771
Total Investment in Affiliates (Cost $1,025,771)		1,025,771

Total Investments (Cost $27,570,576) - 99.9%		27,505,019
Other assets in excess of liabilities — 0.1%		26,189
Net Assets - 100.0%		$27,531,208

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2021.
(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2021.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

H15T5Y	5 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 28, 2021 (Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (98.6%)
Alaska (4.1%)
$1,455,000	State of Alaska International Airports System Revenue, Series A, 0.03%, 10/1/30, Continuously Callable @ 100, LOC(a)	$1,455,000
Colorado (4.2%)
1,505,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 0.02%, 11/1/40, Continuously Callable @ 100, Barclays Bank(a)	1,505,000
District of Columbia (3.7%)
1,325,000	Metropolitan Washington Airports Authority Revenue, Series D-1, 0.02%, 10/1/39, Continuously Callable @ 100, LOC(a)	1,325,000
Florida (3.9%)
1,400,000	Palm Beach County Revenue, 0.03%, 7/1/32, Callable 4/1/21 @ 100, Northern Trust Co.*(a)	1,400,000
Illinois (18.6%)
1,400,000	Channahon Illinois, Morris Hospital Revenue, 0.02%, 12/1/34, Continuously Callable @ 100, U.S. Bank NA(a)	1,400,000
130,000	City of Monmouth IL, GO, 4.00%, 12/1/21, BAM	133,151
165,000	City of Waukegan IL Water & Sewer System Revenue, 4.00%, 12/30/21, AGM	169,638
525,000	Cook County Community Unit School District No 401 Elmwood Park, GO, 3.00%, 12/1/21	535,610
340,000	Cook County School District No 162 Matteson, GO,Series B, 3.00%, 12/1/21, BAM	346,742
405,000	Cook County School District No 88 Bellwood, GO, 4.00%,12/1/22	429,993
145,000	County of Du Page IL, GO, 4.00%, 7/1/21	146,824
1,145,000	Illinois State Finance Authority Revenue, Series C, 0.02%, 2/15/33, Continuously Callable @ 100, NorthernTrustCo.(a)	1,145,000
200,000	Kankakee & Will Counties Community Unit School District No 5, GO, 5.00%, 12/1/21, BAM	207,026
100,000	Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, GO, 5.00%, 12/1/22, BAM	107,326
1,300,000	Village of Brookfield IL Revenue, 0.03%, 6/1/38, Continuously Callable @ 100, Northern Trust Co.(a)	1,300,000
170,000	West Chicago Park District, GO, Series B, 3.00%, 12/1/22, BAM	176,686
500,000	Williamson & Johnson Counties Community Unit School District No 2 Marion, GO, 2.00%, 12/1/21, BAM	505,435
		6,603,431
Indiana (11.9%)
1,400,000	Beech Grove Central School Building Corp. Revenue, 2.00%, 7/15/21, Continuously Callable @ 100	1,402,380
750,000	Hamilton Southeastern Consolidated School Building Corp. Revenue, 2.00%, 7/15/21	754,035
750,000	Hamilton Southeastern Schools, GO, Series B, 3.00%, 12/31/21, ST INTERCEPT	765,645
400,000	Lafayette School Corp., GO, 4.00%, 7/15/21, ST INTERCEPT	405,264
850,000	Lafayette School Corp., GO, 4.00%, 1/15/22, ST INTERCEPT	875,848
		4,203,172

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued
Kentucky (1.2%)
$380,000	Bowling Green Independent School District Finance Corp. Revenue, 4.00%, 11/1/22, ST INTERCEPT	$402,857
Louisiana (4.1%)
1,460,000	Louisiana Public Facilities Authority Revenue, Series B-3, 0.02%, 7/1/47, Continuously Callable @ 100, BNY(a)	1,460,000
Minnesota (3.9%)
1,400,000	City of Minneapolis MN Revenue, Series B, 0.04%, 12/1/27, Callable 4/1/21 @ 100*(a)	1,400,000
Mississippi (3.1%)
600,000	County of Jackson MS Revenue, 0.01%, 6/1/23, Callable 4/1/21 @ 100*(a)	600,000
500,000	Mississippi Business Finance Corp. Revenue, Series G, 0.01%, 11/1/35, Callable 4/1/21 @ 100*(a)	500,000
		1,100,000
Nevada (3.8%)
1,350,000	County of Clark Nevada Industrial Development Revenue, Series A, 0.04%, 12/1/39, Continuously Callable @ 100, Bank of America(a)	1,350,000
New York (3.9%)
1,375,000	City of New York NY, GO, Series G-4, 0.03%, 4/1/42, Continuously Callable @ 100, LOC(a).	1,375,000
Ohio (1.4%)
500,000	American Municipal Power, Inc. Revenue, 3.00%, 4/28/21	502,094
Oregon (3.9%)
1,400,000	State of Oregon, GO, 0.03%, 12/1/36, Continuously Callable @ 100, Unicredit SpA(a).	1,400,000
Pennsylvania (4.1%)
125,000	City of Allentown PA, GO, 4.00%, 10/1/21, BAM	127,504
1,300,000	Philadelphia Pennsylvania, GO, Series B, 0.02%, 8/1/31, Continuously Callable @ 100, Barclays Bank(a)	1,300,000
		1,427,504
Rhode Island (3.9%)
1,400,000	Rhode Island Health and Educational Building Corp. Revenue, 0.02%, 9/1/43, Callable 4/1/21 @ 100, Northern Trust Co.*(a)	1,400,000
Tennessee (5.4%)
1,200,000	Loudon Industrial Development Board Revenue, 0.03%, 6/1/23, Continuously Callable @ 100(a)	1,200,000
700,000	Montgomery County Public Building Authority Revenue, 0.04%, 11/1/27, Callable 4/1/21 @ 100, Bank of America*(a)	700,000
		1,900,000
Texas (12.7%)
1,520,000	Austin Texas Hotel Occupancy Tax Revenue, 0.05%, 11/15/29, Continuously Callable @ 100, JPM(a)	1,520,000
200,000	Fort Bend County Municipal Utility District No 130, GO, 2.00%, 9/1/21, AGM	201,060
265,000	Fort Bend County Municipal Utility District No 130, GO, 2.00%, 9/1/22, AGM	268,967
380,000	Fort Bend County Municipal Utility District No 169, GO, 3.00%, 12/1/21, AGM	386,958
675,000	Galveston County Municipal Utility District No 56, GO, 4.50%, 12/1/22, AGM	722,277

See notes to financial statements.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 28, 2021 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued
Texas, continued:
$170,000	Grand Mission Municipal Utility District No 1, GO, 3.00%,9/1/22, AGM	$176,695
365,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/21, AGM	367,825
570,000	Harris County Municipal Utility District No 287, GO, 2.00%, 9/1/22, AGM	583,082
125,000	Remington Municipal Utility District No 1, GO, 4.00%,9/1/21, AGM	127,271
150,000	Spring West Municipal Utility District, GO, 3.00%, 9/1/21, AGM	151,642
		4,505,777

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued
Wyoming (0.8%)
$300,000	County of Lincoln Wyoming Revenue, 0.02%, 10/1/44, Continuously Callable @ 100, Exxon Mobil Corp.(a)	$300,000
Total Municipal Bonds (Cost $35,002,459)		35,014,835
Investment in Affiliates (1.0%)
341,409	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	341,409
Total Investment in Affiliates(Cost $341,409)		341,409
Total Investments (Cost $35,343,868) - 99.6%		35,356,244
Other assets in excess of liabilities — 0.4%		136,888
Net Assets - 100.0%		$35,493,132

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at February 28, 2021.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
BNY	Bank of New York Mellon
GO	General Obligation
JPM	J.P. Morgan Chase Bank
LOC	Letter of Credit

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Common Stocks (54.6%)
Aerospace & Defense (0.7%)
34	BWX Technologies, Inc.	$1,972
319	General Dynamics Corp.	52,147
45	HEICO Corp.	5,660
50	HEICO Corp., Class A	5,788
153	L3Harris Technologies, Inc.	27,832
275	Lockheed Martin Corp.	90,819
84	Northrop Grumman Corp.	24,499
340	Raytheon Technologies Corp.	24,477
31	Teledyne Technologies, Inc.(a)	11,501
266	The Boeing Co.(a)	56,395
40	TransDigm Group, Inc.(a)	23,067
532	Virgin Galactic Holdings, Inc.(a)	19,806
		343,963
Air Freight & Logistics (0.1%)
156	United Parcel Service, Inc., Class B	24,621
Airlines (1.0%)
20,000	American Airlines Group, Inc.(a)	418,800
682	Delta Air Lines, Inc.(a)	32,695
955	Southwest Airlines Co.	55,514
		507,009
Auto Components (0.3%)
1,687	BorgWarner, Inc.	75,915
1,040	Gentex Corp.	36,795
183	Lear Corp.	30,395
		143,105
Automobiles (0.2%)
178	Tesla, Inc.(a)	120,239
Banks (1.7%)
1,845	Bank of America Corp.	64,040
721	Citigroup, Inc.	47,499
373	East West Bancorp, Inc.	26,916
2,486	JPMorgan Chase & Co.	365,865
723	People’s United Financial, Inc.	12,971
83	SVB Financial Group(a)	41,945
167	The PNC Financial Services Group, Inc.	28,116
1,610	Truist Financial Corp.	91,705
2,323	U.S. Bancorp	116,150
339	Western Alliance Bancorp	31,022
		826,229
Beverages (0.7%)
63	Coca-Cola Consolidated, Inc.	16,169
574	Monster Beverage Corp.(a)	50,363
1,389	PepsiCo, Inc.	179,445
1,988	The Coca-Cola Co.	97,392
		343,369
Biotechnology (1.0%)
1,581	AbbVie, Inc.	170,337
265	Amgen, Inc.	59,604
230	Biogen, Inc.(a)	62,762
450	Eagle Pharmaceuticals, Inc.(a)	20,025
575	Exact Sciences Corp.(a)	78,269
339	Exelixis, Inc.(a)	7,343
442	Gilead Sciences, Inc.	27,139
14	Global Blood Therapeutics, Inc.(a)	596
172	Ionis Pharmaceuticals, Inc.(a)	9,013
18	Moderna, Inc.(a)	2,787
143	Neurocrine Biosciences, Inc.(a)	15,660
34	Regeneron Pharmaceuticals, Inc.(a)	15,319
44	Sarepta Therapeutics, Inc.(a)	3,831
133	Vertex Pharmaceuticals, Inc.(a)	28,269
		500,954

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Building Products (0.4%)
375	Allegion PLC	$40,793
28	Armstrong World Industries, Inc.	2,396
191	Carrier Global Corp.	6,977
184	CSW Industrials, Inc.	23,105
164	Lennox International, Inc.	45,882
366	Patrick Industries, Inc.	28,888
245	Simpson Manufacturing Co., Inc.	23,878
		171,919
Capital Markets (2.5%)
256	Ameriprise Financial, Inc.	56,637
91	BlackRock, Inc.	63,200
513	CME Group, Inc.	102,446
307	Cohen & Steers, Inc.	19,765
1,075	Evercore, Inc.	128,753
1,057	GAMCO Investors, Inc., Class A	20,083
221	Hamilton Lane, Inc., Class A	19,757
313	Houlihan Lokey, Inc.	19,894
574	Intercontinental Exchange, Inc.	63,318
462	LPL Financial Holdings, Inc.	60,771
74	MarketAxess Holdings, Inc.	41,140
81	Moody’s Corp.	22,266
222	MSCI, Inc., Class A	92,023
458	Nasdaq, Inc.	63,337
290	PJT Partners, Inc., Class A	20,219
196	S&P Global, Inc.	64,555
315	Stifel Financial Corp.	19,240
332	StoneX Group, Inc.(a)	19,153
347	T.Rowe Price Group, Inc.	56,263
164	The Bank of New York Mellon Corp.	6,914
237	The Charles Schwab Corp.	14,628
748	The Goldman Sachs Group, Inc.	238,971
		1,213,333
Chemicals (0.9%)
578	AdvanSix, Inc.(a)	16,068
156	Air Products & Chemicals, Inc.	39,877
915	Axalta Coating Systems, Ltd.(a)	25,016
1,639	CF Industries Holdings, Inc.	74,214
146	Chase Corp.	15,721
1	Corteva, Inc	45
1,507	Dow, Inc.	89,380
205	Ecolab, Inc.	42,919
256	Hawkins, Inc.	16,026
159	Innospec, Inc.	15,971
88	International Flavors & Fragrances, Inc	11,925
465	Koppers Holdings, Inc.(a)	15,536
40	Linde PLC	9,771
913	Olin Corp.	28,248
51	PPG Industries, Inc.	6,876
5	The Scotts Miracle-Gro Co.	1,066
234	W R Grace & Co.	13,867
182	Westlake Chemical Corp.	15,577
		438,103
Commercial Services & Supplies (0.3%)
319	Cintas Corp.	103,465
451	Waste Management, Inc.	50,011
		153,476
Communications Equipment (0.6%)
172	Arista Networks, Inc.(a)	48,133
2,751	Cisco Systems, Inc.	123,437
373	Palo Alto Networks, Inc.(a)	133,650
		305,220

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Construction & Engineering (0.4%)
649	Jacobs Engineering Group, Inc.	$74,687
681	Primoris Services Corp.	22,793
968	Quanta Services, Inc.	81,167
1,013	Sterling Construction Co., Inc. (a)	23,076
		201,723
Construction Materials (0.1%)
255	Vulcan Materials Co.	42,582
Consumer Finance (0.4%)
377	Capital One Financial Corp.	45,312
663	Enova International, Inc.(a)	20,354
703	Onemain Holdings, Inc.	32,978
1,528	Synchrony Financial	59,103
157	World Acceptance Corp.(a)	19,868
		177,615
Containers & Packaging (0.5%)
353	Amcor PLC	3,862
290	AptarGroup, Inc.	37,720
485	Ball Corp.	41,414
1,483	Berry Global Group,Inc.(a)	82,158
10	Crown Holdings, Inc.(a)	956
265	Packaging Corp. of America	34,985
1,117	Silgan Holdings, Inc.	41,955
327	UFP Technologies, Inc.(a)	16,193
		259,243
Distributors (0.1%)
188	Genuine Parts Co.	19,806
79	Pool Corp.	26,447
		46,253
Diversified Consumer Services (0.3%)
195	Bright Horizons Family Solutions, Inc.(a)	31,134
416	Chegg, Inc.(a)	40,156
699	H&R Block, Inc.	13,442
1,758	Perdoceo Education Corp.(a)	22,625
1,209	Stride, Inc.(a)	29,076
556	Terminix Global Holdings, Inc.(a)	25,026
		161,459
Diversified Financial Services (0.3%)
377	Berkshire Hathaway, Inc., Class B(a)	90,672
494	Jefferies Financial Group, Inc.	14,346
499	Voya Financial, Inc.	30,080
		135,098
Diversified Telecommunication Services (0.5%)
3,338	AT&T, Inc.	93,097
2,929	Verizon Communications, Inc.	161,974
		255,071
Electric Utilities (0.7%)
424	Alliant Energy Corp.	19,572
106	American Electric Power Co., Inc.	7,934
84	Duke Energy Corp.	7,190
245	Exelon Corp.	9,457
1,524	NextEra Energy, Inc.	111,983
492	OGE Energy Corp.	14,401
397	Otter Tail Corp.	16,086
722	Pinnacle West Capital Corp.	50,489
2,552	PPL Corp.	66,837
3,000	Spark Energy, Inc., Class A	29,910
296	Xcel Energy, Inc.	17,343
		351,202
Electrical Equipment (0.3%)
194	Acuity Brands, Inc.	23,920
510	Emerson Electric Co.	43,809

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Electrical Equipment, continued:
428	Regal-Beloit Corp.	$58,495
76	Rockwell Automation, Inc.	18,489
1,218	Vertiv Holdings Co.	25,493
		170,206
Electronic Equipment, Instruments & Components (0.9%)
656	Amphenol Corp., Class A	82,446
711	CDW Corp.	111,549
2,401	Corning, Inc.	91,814
509	Keysight Technologies, Inc.(a)	72,034
1,157	Kimball Electronics, Inc.(a)	27,166
241	National Instruments Corp.	10,700
803	Sanmina Corp.(a)	28,603
102	Vontier Corp.(a)	3,203
		427,515
Energy Equipment & Services (0.1%)
572	Cactus, Inc., Class A	18,230
1,506	National Energy Services Reunited Corp.(a)	19,954
798	Schlumberger NV	22,272
		60,456
Entertainment (0.8%)
1,342	Lions Gate Entertainment Corp., Class A(a)	19,486
177	Netflix, Inc.(a)	95,376
65	Spotify Technology SA(a)	19,980
273	Take-Two Interactive Software, Inc.(a)	50,358
868	The Walt Disney Co.(a)	164,087
3,348	Zynga, Inc., Class A(a)	37,330
		386,617
Equity Real Estate Investment Trusts (2.0%)
1,266	American Homes 4 Rent, Class A	39,423
180	American Tower Corp.	38,903
331	Apartment Income REIT Corp.	13,531
869	CareTrust REIT, Inc.	19,275
586	Corporate Office Properties Trust	15,236
937	Crown Castle International Corp.	145,938
1,490	CubeSmart	55,070
881	Digital Reality Trust, Inc.	118,697
1,154	Duke Realty Corp.	45,295
510	EPR Properties	23,042
20	Equinix, Inc.	12,967
492	Equity LifeStyle Properties, Inc.	30,332
476	Equity Residential	31,135
391	Extra Space Storage, Inc.	49,149
1,903	Host Hotels & Resorts, Inc.	31,571
91	Innovative Industrial Properties, Inc.	17,745
1,458	Lamar Advertising Co.	126,248
374	PotlatchDeltic Corp.	18,981
385	Prologis, Inc.	38,142
135	PS Business Parks, Inc.	19,556
179	Public Storage	41,875
49	SBA Communications Corp.	12,501
51	Simon Property Group, Inc.	5,759
303	SL Green Realty Corp.	20,928
399	Welltower, Inc.	27,092
		998,391
Food & Staples Retailing (0.8%)
390	BJ’s Wholesale Club Holdings, Inc.(a)	15,670
304	Costco Wholesale Corp.	100,624
320	Ingles Markets, Inc., Class A	16,627
1,316	Sysco Corp.	104,793
169	The Kroger Co.	5,443
161	Walgreens Boots Alliance, Inc.	7,717

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Food & Staples Retailing, continued:
1,142	Wal-Mart Stores, Inc.	$148,369
		399,243
Food Products (0.5%)
152	Campbell Soup Co.	6,913
135	General Mills, Inc.	7,426
524	Ingredion, Inc.	47,265
377	Kellogg Co.	21,757
198	Lamb Weston Holdings, Inc.	15,795
93	Lancaster Colony Corp.	16,244
1,677	Mondelez International, Inc., Class A	89,149
182	The Hershey Co.	26,508
		231,057
Gas Utilities (0.1%)
86	Atmos Energy Corp.	7,276
893	UGI Corp.	34,211
		41,487
Health Care Equipment & Supplies (1.6%)
1,151	Abbott Laboratories	137,867
16	ABIOMED, Inc.(a)	5,193
83	Align Technology, Inc.(a)	47,070
667	Baxter International, Inc.	51,819
259	Becton Dickinson & Co.	62,458
444	Danaher Corp.	97,534
36	DexCom, Inc.(a)	14,320
452	Edwards Lifesciences Corp.(a)	37,561
692	Hill-Rom Holdings, Inc.	73,816
749	Hologic, Inc.(a)	53,995
153	IDEXX Laboratories, Inc.(a)	79,586
472	Medtronic PLC	55,210
16	ResMed, Inc.	3,084
53	STERIS PLC	9,264
106	Teleflex, Inc.	42,201
39	The Cooper Cos., Inc.	15,059
1,116	Zynex, Inc.(a)	16,204
		802,241
Health Care Providers & Services (1.2%)
744	Adapthealth Corp.(a)	22,893
315	AMN Healthcare Services, Inc.(a)	22,954
434	Anthem, Inc.	131,584
106	Chemed Corp.	47,192
382	CVS Health Corp.	26,026
10	Guardant Health, Inc.(a)	1,472
36	HCA Healthcare, Inc.	6,193
528	Joint Corp. (The)(a)	21,020
206	Molina Healthcare, Inc.(a)	44,652
385	National Research Corp.	19,893
323	Quest Diagnostics, Inc.	37,335
838	Select Medical Holdings Corp.(a)	26,523
281	The Ensign Group, Inc.	23,048
445	UnitedHealth Group, Inc.	147,838
		578,623
Health Care Technology (0.3%)
779	Computer Programs & System, Inc.	24,499
165	Teladoc Health, Inc.(a)	36,480
342	Veeva Systems, Inc.(a)	95,798
		156,777
Hotels, Restaurants & Leisure (2.4%)
603	Darden Restaurants, Inc.	82,810
803	DraftKings, Inc., Class A(a)	49,409
799	Hilton Worldwide Holdings, Inc.(a)	98,820
181	Hyatt Hotels Corp., Class A(a)	15,919

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued:
168	McDonald’s Corp.	$34,632
22,000	Norwegian Cruise Line Holdings, Ltd.(a)	650,320
625	Six Flags Entertainment Corp.	27,875
1,762	Starbucks Corp.	190,349
80	Yum China Holdings, Inc.	4,787
119	Yum! Brands, Inc.	12,320
		1,167,241
Household Durables (0.1%)
553	Garmin, Ltd	68,583
Household Products (0.4%)
356	Central Garden & Pet Co.(a)	16,234
379	Church & Dwight Co., Inc.	29,846
511	Colgate-Palmolive Co.	38,427
75	Kimberly-Clark Corp.	9,625
192	The Clorox Co.	34,761
660	The Procter & Gamble Co.	81,530
		210,423
Independent Power and Renewable Electricity Producers (0.1%)
1,254	AES Corp.	33,306
13	NRG Energy, Inc.	475
		33,781
Industrial Conglomerates (0.6%)
1,069	3M Co.	187,139
93	Carlisle Cos., Inc.	13,508
280	Honeywell International, Inc.	56,658
53	Roper Technologies, Inc.	20,014
		277,319
Insurance (1.2%)
7	Alleghany Corp.	4,525
107	AON PLC, Class A	24,365
210	Athene Holdings, Ltd., Class A(a)	9,574
992	Brighthouse Financial, Inc.(a)	39,571
30	Chubb, Ltd.	4,877
158	Cincinnati Financial Corp.	15,464
1,224	FNF Group	46,855
1,956	Heritage Insurance Holdings	18,993
43	Lincoln National Corp.	2,445
173	Marsh & McLennan Cos., Inc.	19,933
2,071	Prudential Financial, Inc.	179,597
395	The Allstate Corp.	42,107
225	The Hanover Insurance Group, Inc.	25,954
1,153	The Hartford Financial Services Group, Inc.	58,446
216	The Progressive Corp.	18,565
52	Travelers Companies, Inc.	7,566
3,482	Unum Group	92,203
		611,040
Interactive Media & Services (2.1%)
119	Alphabet, Inc., Class A(a)	240,607
152	Alphabet, Inc., Class C(a)	309,603
487	Bumble, Inc., Class A(a)	32,780
710	Cargurus, Inc.(a)	18,424
1,147	Facebook, Inc., Class A(a)	295,490
679	Snap, Inc., Class A(a)	44,583
742	Twitter, Inc.(a)	57,179
497	Yelp, Inc.(a)	18,742
735	ZoomInfo Technologies, Inc., Class A(a)	38,529
		1,055,937
Internet & Direct Marketing Retail (3.2%)
198	Amazon.com, Inc.(a)	612,400
313	Booking Holdings, Inc.(a)	728,824
446	eBay, Inc.	25,163

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued:
107	Etsy, Inc.(a)	$23,569
1,268	Expedia Group, Inc.	204,148
		1,594,104
IT Services (2.1%)
298	Accenture PLC, Class A	74,768
33	Akamai Technologies, Inc.(a)	3,118
980	Alliance Data Systems Corp.	94,570
132	Automatic Data Processing, Inc.	22,971
90	Booz Allen Hamilton Holding Corp.	6,943
612	CSG Systems International, Inc.	28,244
927	DXC Technology Co.	23,379
189	Fidelity National Information Services, Inc.	26,082
104	Fiserv, Inc.(a)	11,998
1,751	Hackett Group, Inc. (The)	27,351
398	International Business Machine Corp.	47,334
24	Jack Henry & Associates, Inc.	3,563
185	Leidos Holdings, Inc.	16,363
563	MasterCard, Inc., Class A	199,217
109	Okta, Inc.(a)	28,498
211	Paychex, Inc.	19,216
282	Paypal Holdings, Inc.(a)	73,278
432	The Western Union Co.	10,031
352	TTEC Holdings, Inc.	29,617
67	Twilio, Inc., Class A(a)	26,323
714	VeriSign, Inc.(a)	138,537
643	Visa, Inc., Class A	136,567
		1,047,968
Leisure Products (0.3%)
244	Hasbro, Inc.	22,865
743	Peloton Interactive, Inc., Class A(a)	89,509
345	YETI Holdings, Inc.(a)	23,726
		136,100
Life Sciences Tools & Services (1.0%)
979	Agilent Technologies, Inc.	119,507
16	Bio-Techne Corp.	5,787
88	Charles River Laboratories International, Inc.(a)	25,180
86	Illumina, Inc.(a)	37,789
515	Iqvia Holdings, Inc.(a)	99,287
149	Medpace Holdings, Inc.(a)	24,202
38	Mettler-Toledo International, Inc.(a)	42,410
202	Thermo Fisher Scientific, Inc.	90,916
156	Waters Corp.(a)	42,725
		487,803
Machinery (1.3%)
1,741	Allison Transmission Holdings, Inc.	66,019
120	Caterpillar, Inc.	25,906
62	Deere & Co.	21,645
296	DMC Global, Inc.	18,645
145	Dover Corp.	17,873
1,299	Fortive Corp.	85,500
414	Graco, Inc.	28,711
2,285	Hillenbrand, Inc.	106,161
318	IDEX Corp.	62,064
201	Illinois Tool Works, Inc.	40,638
139	ITT, Inc.	11,534
762	Meritor, Inc.(a)	23,142
153	Omega Flex, Inc.	26,393
91	Otis Worldwide Corp.	5,798
75	PACCAR, Inc.	6,824
600	The Timken Co.	47,010

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Machinery, continued:
337	The Toro Co.	$33,959
		627,822
Media (0.6%)
115	Altice USA, Inc., Class A(a)	3,865
6	Cable One, Inc.	11,489
2,444	Comcast Corp., Class A	128,848
1,227	DISH Network Corp., Class A(a)	38,663
1,949	Gray Television, Inc.(a)	35,374
1,131	Msg Networks, Inc., Class A(a)	19,182
231	TechTarget, Inc.(a)	19,318
2,039	TEGNA, Inc.	37,171
		293,910
Metals & Mining (0.3%)
619	Commercial Metals Co.	15,568
403	Newmont Mining Corp.	21,915
168	Reliance Steel & Aluminum Co.	22,210
825	Rio Tinto PLC ADR	72,105
		131,798
Mortgage Real Estate Investment Trusts (0.3%)
7,095	AGNC Investment Corp.	113,733
3,080	New Residential Investment Corp.	31,662
		145,395
Multiline Retail (0.2%)
232	Dollar General Corp.	43,846
300	Target Corp.	55,032
		98,878
Multi-Utilities (0.3%)
274	Black Hills Corp.	16,210
422	CenterPoint Energy, Inc.	8,204
62	CMS Energy Corp.	3,355
412	MDU Resources Group, Inc.	11,577
275	NorthWestern Corp.	16,082
621	Public Service Enterprise Group, Inc.	33,428
434	WEC Energy Group, Inc.	34,998
		123,854
Oil, Gas & Consumable Fuels (1.3%)
1,964	Antero Midstream Corp.	17,322
727	Chevron Corp.	72,700
1,142	Cimarex Energy Co.	66,225
252	ConocoPhillips	13,107
313	Diamondback Energy, Inc.	21,685
1,468	Dorian LPG, Ltd.(a)	18,277
709	EQT Corp.(a)	12,613
921	Equitrans Midstream Corp.	6,659
1,350	Exxon Mobil Corp.	73,399
2,765	ONEOK, Inc.	122,462
1,201	Phillips 66	99,743
358	Pioneer Natural Resources Co.	53,188
412	Renewable Energy Group, Inc.(a)	32,041
1,078	World Fuel Services Corp.	33,504
		642,925
Paper & Forest Products (0.1%)
475	Boise Cascade Co.	23,721
386	Clearwater Paper Corp.(a)	13,514
		37,235
Personal Products (0.1%)
63	Medifast, Inc.	15,938
962	Nature’s Sunshine Products, Inc.(a)	15,854
49	The Estee Lauder Cos., Inc., Class A	14,007
177	USANA Health Sciences, Inc.(a)	17,180
		62,979

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Pharmaceuticals (1.6%)
1,053	Bristol-Myers Squibb Co.	$64,581
773	Corcept Therapeutics, Inc.(a)	19,441
469	Eli Lilly & Co.	96,093
1,743	Innoviva, Inc.(a)	19,923
1,729	Johnson & Johnson	273,977
1,034	Merck & Co., Inc.	75,089
4,220	Pfizer, Inc.	141,328
298	Reata Pharmaceuticals, Inc., Class A(a)	36,433
665	Supernus Pharmaceuticals, Inc.(a)	17,869
84	Viatris, Inc.(a)	1,247
358	Zoetis, Inc.	55,576
		801,557
Professional Services (0.2%)
6	CoStar Group, Inc.(a)	4,942
163	FTI Consulting, Inc.(a)	18,672
472	Kforce, Inc.	24,237
259	ManpowerGroup, Inc.	24,460
1,434	Mastech Digital, Inc.(a)	22,944
276	Robert Half International, Inc.	21,470
28	Verisk Analytics, Inc., Class A	4,588
		121,313
Real Estate Management & Development (0.2%)
605	Exp World Holdings, Inc.(a)	36,536
969	Re/MAX Holdings, Inc.	40,427
966	The RMR Group, Inc., Class A	38,823
		115,786
Road & Rail (0.7%)
414	ArcBest Corp.	24,422
328	JB Hunt Transport Services, Inc.	48,173
594	Lyft, Inc., Class A(a)	33,086
336	Old Dominion Freight Line, Inc.	72,163
1,133	Uber Technologies, Inc.(a)	58,633
436	Union Pacific Corp.	89,798
		326,275
Semiconductors & Semiconductor Equipment (2.9%)
359	Advanced Micro Devices, Inc.(a)	30,339
1,199	Amkor Technology, Inc.	28,644
540	Broadcom, Inc.	253,730
33	Entegris, Inc.	3,472
1,279	Infineon Technologies AG ADR	55,828
1,429	Intel Corp.	86,855
161	KLA-Tencor Corp.	50,108
213	Lam Research Corp.	120,812
443	Microchip Technology, Inc.	67,615
587	Micron Technology, Inc.(a)	53,728
149	NVIDIA Corp.	81,738
336	NXP Semiconductors NV	61,337
1,405	ON Semiconductor Corp.(a)	56,579
310	Power Integrations, Inc.	27,395
507	Qorvo, Inc.(a)	88,588
588	QUALCOMM, Inc.	80,080
420	Skyworks Solutions, Inc.	74,684
762	Texas Instruments, Inc.	131,270
447	Xilinx, Inc.	58,244
		1,411,046
Software (3.9%)
220	Adobe, Inc.(a)	101,127
310	Alarm.com Holdings, Inc.(a)	27,243
169	Appfolio, Inc., Class A(a)	27,719
237	Aspen Technology, Inc.(a)	35,671
1,190	Cadence Design Systems, Inc.(a)	167,897

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Software, continued:
436	Citrix Systems, Inc.	$58,241
20	Crowdstrike Holdings, Inc., Class A(a)	4,320
258	DocuSign, Inc.(a)	58,478
250	Everbridge, Inc.(a)	38,308
19	Fair Isaac Corp.(a)	8,694
251	Fortinet, Inc.(a)	42,381
396	Intuit, Inc.	154,496
409	Manhattan Associates, Inc.(a)	50,287
3,428	Microsoft Corp.	796,599
1,016	Oracle Corp.	65,542
284	Qualys, Inc.(a)	27,593
109	RingCentral, Inc., Class A(a)	41,219
295	salesforce.com, Inc.(a)	63,868
14	ServiceNow, Inc.(a)	7,468
235	Splunk, Inc.(a)	33,607
313	Zendesk, Inc.(a)	45,742
21	Zoom Video Communications, Inc., Class A(a)	7,846
201	Zscaler, Inc.(a)	41,211
		1,905,557
Specialty Retail (1.5%)
178	Asbury Automotive Group, Inc.(a)	30,162
505	AutoNation, Inc.(a)	37,885
55	AutoZone, Inc.(a)	63,796
741	Best Buy Co., Inc.	74,359
78	Burlington Stores, Inc.(a)	20,188
980	Foot Locker, Inc.	47,128
366	Lowe’s Cos., Inc.	58,469
183	O’Reilly Automotive, Inc.(a)	81,861
646	Penske Automotive Group, Inc.	43,915
214	Ross Stores, Inc.	24,961
577	Shoe Carnival, Inc.	28,250
183	Sleep Number Corp.(a)	25,095
630	The Home Depot, Inc.	162,754
268	The TJX Cos., Inc.	17,685
61	UltaBeauty, Inc.(a)	19,662
138	Winmark Corp.	24,356
		760,526
Technology Hardware, Storage & Peripherals (1.7%)
6,638	Apple, Inc.	804,924
638	HP, Inc.	18,483
150	NetApp, Inc.	9,390
		832,797
Textiles, Apparel & Luxury Goods (0.6%)
74	Deckers Outdoor Corp.(a)	24,132
2,585	Hanesbrands, Inc.	45,729
188	Lululemon Athletica, Inc.(a)	58,596
419	NIKE, Inc., Class B	56,473
1,432	VF Corp.	113,314
		298,244
Thrifts & Mortgage Finance (0.1%)
427	Axos Financial, Inc.(a)	19,757
648	Mr Cooper Group, Inc.(a)	20,380
913	Rocket Cos., Inc., Class A(a)	19,949
		60,086
Tobacco (0.1%)
803	Altria Group, Inc.	35,011
317	Philip Morris International, Inc.	26,634
		61,645
Trading Companies & Distributors (0.4%)
1,155	Air Lease Corp.	52,968
125	Fastenal Co.	5,796

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Trading Companies & Distributors, continued:
3,309	H&E Equipment Services, Inc.	$102,348
241	MSC Industrial Direct Co., Inc.	20,757
78	Watsco, Inc.	18,962
		200,831
Water Utilities (0.2%)
218	American States Water Co.	15,925
169	American Water Works Co., Inc.	23,978
1,255	Consolidated Water Co., Ltd.	16,252
1,388	Pure Cycle Corp.(a)	16,323
		72,478
Wireless Telecommunication Services (0.2%)
620	T-Mobile US, Inc.(a)	74,381
Total Common Stocks (Cost $16,983,364)		26,872,016

Asset Backed Securities (2.4%)
$100,000	DataBank Issuer, Series 2021-1A, Class A2,
	2.06%, 2/27/51, Callable 8/25/24 @ 100*(b)	99,981
194,000	DB Master Finance LLC, Series 2017-1A, Class
	A2I, 3.63%, 11/20/47, Callable 11/20/21 @
	100*(b)	198,348
70,000	Sabey Data Center Issuer LLC, Series 2020-1,
	Class A2, 3.81%, 3/20/45, Callable 11/20/23
	@ 100*(b)	74,023
124,582	Saxon Asset Securities Trust, Series 2003-3,
	Class A5, 4.54%, 12/25/33, Callable 3/25/21
	@ 100*(c)(d)	125,631
210,000	SLM Student Loan Trust, Series 2012-7, Class
	B, 1.92% (US0001M + 180 bps), 9/25/43,
	Callable 2/25/29 @ 100*	207,405
196,167	Stack Infrastructure Issuer LLC, Series 2019-1A,
	Class A2, 4.54%, 2/25/44, Callable 2/25/23 @
	100*(b)	208,718
200,000	Triton Container Finance VIII LLC, Series 2021-
	1A, Class A, 1.86%, 3/20/46, Callable 4/20/23
	@ 100*(b)	198,580
61,722	UBS Commercial Mortgage Trust, Series 2018-
	C10, Class A1, 3.18%, 5/15/51, Callable
	3/15/23 @ 100*	63,307
Total Asset Backed Securities (Cost $1,145,355)		1,175,993

Mortgage Backed Securities† (8.9%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
158,485	Bear Stearns Alternative-A Trust, Series 2007-2,
	Class 2A1, 2.99%, 4/25/37, Callable 2/25/22
	@ 100*(c)	141,161
944	Deutsche Mortgage Securities, Inc., Series 2003-
	4XS, Class A6A, 5.32% (US0003M + 119
	bps), 10/25/33, Callable 3/25/21 @ 100*(d)	950
		142,111
Alt-A - Fixed Rate Mortgage Backed Securities (0.9%)
36,817	Bank of America Alternative Loan Trust, Series
	2005-10, Class 1CB4, 5.50%, 11/25/35,
	Callable 3/25/21 @ 100*	36,903
50,860	Citi Mortgage Alternative Loan Trust, Series
	2007-A2, Class 1A5, 6.00%, 2/25/37, Callable
	8/25/22 @ 100*	51,277
21,271	Countrywide Alternative Loan Trust, Series 2005-
	53T2, Class 2A4, 5.50%, 11/25/35, Callable
	9/25/22 @ 100*	15,312

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$3,639	Countrywide Alternative Loan Trust, Series 2006-
	8T1, Class 2A3, 5.50%, 4/25/36, Callable
	3/25/21 @ 100*	$3,462
9,384	Countrywide Alternative Loan Trust, Series 2006-
	41CB, Class 2A4, 6.00%, 1/25/37, Callable
	2/25/22 @ 100*	7,318
13,803	Countrywide Alternative Loan Trust, Series
	2004-J2, Class 2A1, 6.50%, 3/25/34, Callable
	3/25/21 @ 100*	14,145
63,834	Deutsche Alternative-A Securities, Inc. Mortgage
	Loan Trust, Series 2006-AB2, Class A3,
	4.95%, 6/25/36, Callable 3/25/21 @ 100*(c)	63,298
4,044	Master Alternative Loans Trust, Series 2004-6,
	Class 10A1, 6.00%, 7/25/34, Callable 3/25/21
	@ 100*	4,239
20,595	Master Alternative Loans Trust, Series 2004-8,
	Class 5A1, 6.00%, 9/25/34, Callable 3/25/21
	@ 100*	21,419
61,134	Master Alternative Loans Trust, Series 2004-3,
	Class 5A1, 6.50%, 3/25/34, Callable 3/25/21
	@ 100*	62,466
22,001	Nomura Asset Acceptance Corp., Series 2005-
	AP1, Class 2A5, 4.85%, 2/25/35, Callable
	3/25/21 @ 100*(c)(d)	22,502
15,497	Nomura Asset Acceptance Corp., Series 2005-
	AP2, Class A5, 5.48%, 5/25/35, Callable
	3/25/21 @ 100*(c)(d)	10,439
141,263	Nomura Asset Acceptance Corp., Series 2006-
	AF1, Class 1A2, 6.16%, 5/25/36, Callable
	3/25/21 @ 100*(c)	45,281
7,755	Residential Accredit Loans, Inc., Series 2006-
	QS5, Class A9, 6.00%, 5/25/36, Callable
	3/25/21 @ 100*	7,397
52,965	Residential Asset Securitization Trust, Series
	2005-A9, Class A3, 5.50%, 7/25/35, Callable
	3/25/21 @ 100*	42,788
34,740	Residential Asset Securitization Trust, Series
	2006-A2, Class A3, 6.00%, 5/25/36, Callable
	11/25/22 @ 100*	21,341
29,711	Washington Mutual Mortgage Pass-Through
	Certificates, Series 2005-5, Class CB14,
	5.50%, 7/25/35, Callable 3/25/21 @ 100*	29,824
		459,411
Prime Adjustable Rate Mortgage Backed Securities (0.8%)
7,142	Bear Stearns Adjustable Rate Mortgage Trust,
	Series 2004-6, Class 2A2, 3.37%, 9/25/34,
	Callable 3/25/21 @ 100*(c)	6,972
6,623	Chase Mortgage Finance Corp., Series 2007-A2,
	Class 10A1, 3.26%, 7/25/37, Callable 4/25/21
	@ 100*(c)	6,153
275,418	LSTAR Securities Investment, Ltd., Series 2019-4,
	Class A1, 1.62% (US0001M + 150 bps),
	5/1/24(b)	275,304
50,000	Mello Warehouse Securitization Trust, Series
	2021-1, Class A, 0.00% (US0001M + 70 bps),
	2/25/55, Callable 2/25/24 @ 100*(b)	49,617
50,000	Mello Warehouse Securitization Trust, Series
	2020-2, Class C, 1.42% (US0001M + 130
	bps), 11/25/53, Callable 12/25/23 @ 100*	50,057
		388,103

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
Prime Fixed Mortgage Backed Securities (1.3%)
$167,051	American Home Mortgage Investment Trust,
	Series 2005-2, Class 5A4C, 5.91%, 9/25/35,
	Callable 3/25/21 @ 100*(c)(d)	$121,663
16,977	Banc of America Funding Trust, Series 2006-4,
	Class A14, 6.00%, 7/25/36, Callable 3/25/36
	@ 100*	16,023
26,333	CHL Mortgage Pass-Through Trust, Series 2005-
	22, Class 2A1, 2.67%, 11/25/35, Callable
	3/25/21 @ 100*(c)	25,228
8,767	Citigroup Mortgage Loan Trust, Inc., Series
	2005-2, Class 1A4, 3.41%, 5/25/35, Callable
	3/25/21 @ 100*(c)	9,060
69,520	Citigroup Mortgage Loan Trust, Inc., Series 2004-
	NCM1, Class 1A2, 6.50%, 7/25/34, Callable
	5/25/21 @ 100*	72,562
21,367	Countrywide Home Loans, Series 2005-J1, Class
	1A8, 5.50%, 2/25/35, Callable 3/25/21 @
	100*	21,811
28,787	Countrywide Home Loans, Series 2007-J3, Class
	A10, 6.00%, 7/25/37, Callable 3/25/21 @
	100*	19,100
42,000	Credit Suisse First Boston Mortgage Securities
	Corp., Series 2005-1, Class 2A1, 5.50%,
	2/25/35, Callable 3/25/21 @ 100*	40,435
21,918	Credit Suisse Mortgage Capital Certificates,
	Series 2006-2, Class 3A1, 6.50%, 3/25/36,
	Callable 3/25/21 @ 100*	8,386
57,946	Flagstar Mortgage Trust, Series 2019-2, Class
	A3, 3.50%, 12/25/49, Callable 3/25/23 @
	100*(b)(c)	58,724
39,997	Galton Funding Mortgage Trust, Series 2017-1,
	Class A21, 3.50%, 7/25/56, Callable 1/25/24
	@ 100*(b)(c)	40,605
11,875	Lehman Mortgage Trust, Series 2005-3, Class
	2A3, 5.50%, 1/25/36, Callable 3/25/21 @
	100*	12,411
11,824	Residential Asset Mortgage Products, Inc., Series
	2004-SL1, Class A7, 7.00%, 11/25/31,
	Callable 8/25/21 @ 100*	12,247
93,891	Shellpoint Co.-Originator Trust, Series 2017-1,
	Class A4, 3.50%, 4/25/47, Callable 11/25/22
	@ 100*(b)(c)	94,348
112,220	Wells Fargo Mortgage Backed Securities Trust,
	Series 2019-4, Class A3, 3.50%, 9/25/49,
	Callable 2/25/23 @ 100*(c)	113,371
		665,974
Subprime Mortgage Backed Securities (0.5%)
83,561	Towd Point Mortgage Trust, Series 2017-6, Class
	A1, 2.75%, 10/25/57, Callable 7/25/25 @
	100*(b)(c)	86,040
51,664	Towd Point Mortgage Trust, Series 2018-1, Class
	A1, 3.00%, 1/25/58, Callable 3/25/27 @
	100*(b)(c)	53,285
101,333	Towd Point Mortgage Trust, Series 2018-2, Class
	A1, 3.25%, 3/25/58, Callable 9/25/27 @
	100*(b)(c)	105,980
		245,305
U.S. Government Agency Mortgage Backed Securities (5.1%)
47,929	Fannie Mae, Series 2013-68, Class 10A1, 1.00%,
	3/25/42	47,125

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$44,449	Fannie Mae, Series 2013-18, Class 10A1, 2.00%,
	12/25/42	$45,464
103,098	Fannie Mae, Series 2013-23, Class AB, 2.00%,
	2/25/43	106,482
86,902	Fannie Mae, Series 2013-74, Class 10A1, 2.25%,
	6/25/42(c)	89,589
80,624	Fannie Mae, Series 2011-146, Class HE, 2.50%,
	10/25/41	83,614
1,283	Fannie Mae, Series 2012-2, Class 10A1, 2.50%,
	5/25/41	1,285
75,054	Fannie Mae, Series 2017-43, Class PA, 2.50%,
	6/25/47	78,784
146,223	Fannie Mae, Series 2017-M5, Class A1, 2.74%,
	4/25/29	156,610
51,812	Fannie Mae, Series 2010-99, Class JU, 3.00%,
	8/25/40	54,339
27,927	Fannie Mae, Series 2011-118, Class 10A1,
	3.00%, 11/25/41	29,593
45,949	Fannie Mae, Series 2015-46, Class MD, 3.00%,
	5/25/43	46,710
75,138	Fannie Mae, Series 2015-59, Class LM, 3.00%,
	7/25/45	79,159
4,139	Fannie Mae, Series 18-70, Class KA, 3.50%,
	3/25/43	4,138
201,862	Fannie Mae, Series 2018-M12, Class A1, 3.55%,
	2/25/30	224,071
185,926	Fannie Mae, Series 2018-M13, Class A1, 3.70%,
	3/25/30(c)	212,456
14,795	Fannie Mae, Series 2012-16, Class K, 4.00%,
	10/25/41	15,881
11,751	Fannie Mae, 4.50%, 4/1/35, Pool #814522	13,065
12,526	Fannie Mae, 5.50%, 10/1/35, Pool #838584	13,944
1,050	Fannie Mae, 6.00%, 5/1/35, Pool #357778	1,237
3,000	Fannie Mae, Series 1999-18, Class LL, 6.50%,
	4/18/29	3,337
200,000	Federal Home Loan Banks, 1.30%, 3/17/27,
	Callable 6/17/21 @ 100*	200,000
25,048	Freddie Mac, Series 4146, Class 10A1, 1.50%,
	10/15/42	25,535
8,294	Freddie Mac, 1.89% (H15T1Y + 172 bps), 6/1/28,
	Pool #605508	8,336
40,061	Freddie Mac, Series 4408, Class GA, 2.00%,
	9/15/41	41,048
61,611	Freddie Mac, Series 4312, Class 10A1, 2.50%,
	12/15/41	63,638
70,759	Freddie Mac, Series 4395, Class PA, 2.50%,
	4/15/37	73,661
67,486	Freddie Mac, Series 4316, Class JY, 3.00%,
	1/15/44	71,684
65,674	Freddie Mac, Series 4348, Class A, 3.00%,
	6/15/39	69,725
94,281	Freddie Mac, Series 4486, Class PA, 3.00%,
	3/15/44	97,391
131,127	Freddie Mac, Series 4668, Class KA, 3.00%,
	1/15/55	138,664
59,846	Freddie Mac, Series 4683, Class PD, 3.00%,
	4/15/46	61,216
920	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,072
2,905	Freddie Mac, Series 2302, Class J, 6.50%,
	4/15/31	3,272

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued
U.S. Government Agency Mortgage Backed Securities, continued:
$5,597	Freddie Mac, Series 1443, Class I, 7.50%,
	12/15/22, Callable 4/15/21 @ 100*	$5,831
1,906	Government National Mortgage Assoc., Series
	2013-104, Class DC, 2.00%, 4/20/40	1,925
68,542	Government National Mortgage Assoc., Series
	2013-69, 2.00%, 9/20/42	70,517
138,193	Government National Mortgage Assoc., Series
	2020-5, Class PE, 3.00%, 9/20/49	141,883
66,563	Government National Mortgage Assoc., Series
	2019-85, Class MP, 3.50%, 6/20/49	69,164
568	Government National Mortgage Assoc., 6.00%,
	2/20/26, Pool #2166	630
35,653	Government National Mortgage Assoc., 6.31%,
	3/20/33, Pool #612258	39,371
4,035	Government National Mortgage Assoc., 7.00%,
	7/15/29, Pool #492747	4,439
		2,495,885
Total Mortgage Backed Securities (Cost $4,311,870)		4,396,789
Corporate Bonds (12.2%)
Aerospace & Defense (0.6%)
275,000	Boeing Co. (The), 3.25%, 2/1/28, Callable
	12/1/27 @ 100*	287,545
Banks (2.0%)
440,000	Bank of America Corp., 3.55% (US0003M + 78
	bps), 3/5/24, Callable 3/5/23 @ 100*	466,494
255,000	JPMorgan Chase & Co., 2.52% (SOFR + 204
	bps), 4/22/31, Callable 4/22/30 @ 100*	260,562
250,000	Wells Fargo & Co., 3.00%, 10/23/26	270,793
		997,849
Beverages (0.8%)
335,000	Keurig Dr Pepper, Inc., 4.60%, 5/25/28, Callable
	2/25/28 @ 100*	393,952
Capital Markets (0.6%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26,
	Callable 11/16/25 @ 100*	274,236
Consumer Finance (0.4%)
200,000	Toyota Motor Credit Corp., 1.35%, 8/25/23	204,710
Diversified Financial Services (0.4%)
160,000	National Rural Utilities Cooperative Finance Corp.,
	3.25%, 11/1/25, Callable 8/1/25 @ 100*	174,497
Diversified Telecommunication Services (0.6%)
328,000	AT&T, Inc., 3.50%, 9/15/53, Callable 3/15/53 @
	100*(b)	297,011
Electric Utilities (0.9%)
210,000	Entergy Mississippi LLC, 3.25%, 12/1/27,
	Callable 9/1/27 @ 100*	229,396
200,000	Southern California Edison Co., 3.50%, 10/1/23,
	Callable 7/1/23 @ 100*	213,975
		443,371
Entertainment (0.3%)
155,000	The Walt Disney Co., 2.00%, 9/1/29, Callable
	6/1/29 @ 100*	155,911
Food Products (0.4%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable
	1/15/25 @ 100*	193,769
Health Care Providers & Services (1.6%)
225,000	Advocate Health & Hospitals Corp., 2.21%,
	6/15/30, Callable 3/15/30 @ 100*	226,065
130,000	Ascension Health, Series B, 2.53%, 11/15/29,
	Callable 8/15/29 @ 100*	135,786

Shares or
Principal
Amount	Security Description	Value
Corporate Bonds, continued
Health Care Providers & Services, continued:
$215,000	Partners Healthcare Syst, Inc., Series 2020,
	3.19%, 7/1/49, Callable 1/1/49 @ 100*	$218,852
180,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28
	@ 100*	200,794
		781,497
Hotels, Restaurants & Leisure (1.2%)
290,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable
	6/15/28 @ 100*	314,961
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	86,620
190,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47
	@ 100*	202,005
		603,586
Insurance (0.4%)
200,000	Jackson National Life Global Funding, 2.65%,
	6/21/24 (b)	212,127
Internet & Direct Marketing Retail (0.4%)
200,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable
	11/15/27 @ 100*	213,665
Media (0.4%)
185,000	Comcast Corp., 3.30%, 2/1/27, Callable 11/1/26
	@ 100*	204,208
Semiconductors & Semiconductor Equipment (0.2%)
70,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @
	100*	71,447
Specialty Retail (0.5%)
220,000	Lowe’s Cos., Inc., 4.50%, 4/15/30, Callable
	1/15/30 @ 100*	260,378
Technology Hardware, Storage & Peripherals (0.5%)
200,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @
	100*	220,504
Total Corporate Bonds (Cost $5,804,219)		5,990,263
Taxable Municipal Bonds (7.8%)
Massachusetts (0.6%)
250,000	Massachusetts State College Building Authority
	Revenue, Series C, 2.44%, 5/1/28, ST
	APPROP	263,693
Michigan (1.4%)
240,000	County of Jackson Michigan, GO, 3.73%,
	12/1/30, Continuously Callable @ 100	259,191
210,000	Houghton-Portage Township School District, GO,
	Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	224,937
200,000	Michigan State Housing Development Authority
	Revenue, Series B, 2.96%, 12/1/35,
	Continuously Callable @ 100	201,458
		685,586
New York (0.5%)
225,000	New York City Housing Development Corp.
	Revenue, Class L, 2.79%, 5/1/28,
	Continuously Callable @ 100	239,420
Ohio (0.7%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%,
	7/1/32, Continuously Callable @ 100	350,117
Oklahoma (0.8%)
200,000	The University of Oklahoma Revenue, 1.88%,
	7/1/28	201,380
200,000	The University of Oklahoma Revenue, Series C,
	2.45%, 7/1/32, Continuously Callable @ 100	204,454
		405,834

See notes to financial statements.

Schedule of Portfolio Investments	Active Core Fund
February 28, 2021 (Unaudited)	Concluded

Shares or
Principal
Amount	Security Description	Value
Taxable Municipal Bonds, continued
Rhode Island (0.5%)
$225,000	Rhode Island Convention Center Authority
	Revenue, 3.15%, 5/15/25	$232,085
Texas (2.0%)
360,000	County of Burnet Texas, GO, 4.20%, 3/1/34, Pre-
	refunded 3/1/24 @ 100	399,679
200,000	Northwest Independent School District, GO, Series
	A, 5.00%, 2/15/27, PSF-GTD	245,860
350,000	Schertz-Cibolo-Universal City Independent
	School District, GO, 0.93%, 2/1/26, PSF-GTD	346,542
		992,081
Utah (0.5%)
250,000	Utah Transit Authority Revenue, 2.04%, 12/15/31,
	Continuously Callable @ 100	254,317
Washington (0.5%)
250,000	Pierce County School District No 10 Tacoma, GO,
	1.73%, 12/1/31, SCH BD GTY	248,575
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series
	D, 5.10%, 5/1/41, Continuously Callable
	@ 100	141,112
Total Taxable Municipal Bonds (Cost $3,703,300)		3,812,820

Shares or
Principal
Amount	Security Description	Value
U.S. Treasury Obligations (6.6%)
U.S. Treasury Bonds
$764,000	1.13%, 5/15/40	$646,863
210,000	1.88%, 2/15/51	195,661
		842,524
U.S. Treasury Notes
1,001,000	1.38%, 10/15/22	1,020,824
597,000	2.00%, 4/30/24	628,063
704,000	2.25%, 2/15/27	755,755
		2,404,642
Total U.S. Treasury Obligations (Cost $3,253,453)		3,247,166
Investment Companies (3.8%)
20,502	iShares MSCI EAFE Index Fund ETF, 2.10%(e)	1,517,353
15,000	iShares Silver Trust, 0.74%(e)	369,900
Total Investment Companies (Cost $1,277,327)		1,887,253

Investment in Affiliates (5.7%)
2,315,182	Cavanal Hill Government Securities Money Market
	Fund, Select Shares, 0.01%(e)	2,315,182
52,409	Cavanal Hill World Energy Fund, Institutional
	Shares	460,214
Total Investment in Affiliates (Cost $2,804,717)		2,775,396
Total Investments (Cost $39,283,605) - 102.0%		50,157,696
Liabilities in excess of other assets — (2.0)%		(959,742)
Net Assets - 100.0%		$49,197,954

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 28, 2021.
(d)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at February 28, 2021.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to financial statements.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
February 28, 2021 (Unaudited)

Shares	Security Description	Value
Common Stocks (94.0%)
Airlines (1.2%)
209	Southwest Airlines Co.	$12,149
Auto Components (2.2%)
180	BorgWarner, Inc.	8,100
227	Gentex Corp.	8,031
40	Lear Corp.	6,644
		22,775

Banks (2.0%)
79	East West Bancorp, Inc.	5,701
17	SVB Financial Group(a)	8,591
73	Western Alliance Bancorp	6,680
		20,972
Biotechnology (1.0%)
51	Exact Sciences Corp.(a)	6,942
26	Neurocrine Biosciences, Inc.(a)	2,847
10	Sarepta Therapeutics, Inc.(a)	871
		10,660
Building Products (1.3%)
70	Allegion PLC	7,615
22	Lennox International, Inc.	6,155
		13,770
Capital Markets (2.9%)
75	LPL Financial Holdings, Inc.	9,866
33	MSCI, Inc., Class A	13,679
45	Nasdaq, Inc.	6,223
		29,768
Chemicals (0.5%)
202	Axalta Coating Systems, Ltd.(a)	5,523
Commercial Services & Supplies (1.7%)
54	Cintas Corp.	17,514
Communications Equipment (1.0%)
37	Arista Networks, Inc.(a)	10,354
Construction & Engineering (1.2%)
142	Quanta Services, Inc.	11,907
Construction Materials (0.7%)
46	Vulcan Materials Co.	7,682
Consumer Finance (1.3%)
151	Onemain Holdings, Inc.	7,083
156	Synchrony Financial	6,034
		13,117
Containers & Packaging (2.8%)
37	AptarGroup, Inc.	4,813
177	Berry Global Group, Inc.(a)	9,806
58	Packaging Corp. of America	7,657
188	Silgan Holdings, Inc.	7,061
		29,337
Distributors (0.5%)
17	Pool Corp.	5,691
Diversified Consumer Services (1.0%)
30	Bright Horizons Family Solutions, Inc.(a)	4,790
123	Terminix Global Holdings, Inc.(a)	5,536
		10,326
Diversified Financial Services (0.5%)
93	Voya Financial, Inc.	5,606
Electric Utilities (1.1%)
39	Alliant Energy Corp.	1,800
267	PPL Corp.	6,993
44	Xcel Energy, Inc.	2,578
		11,371
Electrical Equipment (1.7%)
42	Acuity Brands, Inc.	5,178
92	Regal-Beloit Corp.	12,574
		17,752

Shares	Security Description	Value
Common Stocks, continued
Electronic Equipment, Instruments & Components (1.7%)
115	CDW Corp.	$18,042
Entertainment (2.3%)
296	Lions Gate Entertainment Corp., Class A(a)	4,298
15	Spotify Technology SA(a)	4,611
35	Take-Two Interactive Software, Inc.(a)	6,456
734	Zynga, Inc., Class A(a)	8,184
		23,549
Equity Real Estate Investment Trusts (7.0%)
272	American Homes 4 Rent, Class A	8,470
129	Corporate Office Properties Trust	3,354
322	CubeSmart	11,901
253	Duke Realty Corp.	9,930
108	Equity LifeStyle Properties, Inc.	6,658
74	Extra Space Storage, Inc.	9,302
275	Host Hotels & Resorts, Inc.	4,563
85	Lamar Advertising Co.	7,360
69	SL Green Realty Corp.	4,766
89	Welltower, Inc.	6,043
		72,347
Food Products (1.3%)
93	Ingredion, Inc.	8,389
33	Kellogg Co.	1,904
44	Lamb Weston Holdings, Inc.	3,510
		13,803
Gas Utilities (0.7%)
180	UGI Corp.	6,896
Health Care Equipment & Supplies (4.9%)
18	Align Technology, Inc.(a)	10,208
74	Hill-Rom Holdings, Inc.	7,893
156	Hologic, Inc.(a)	11,246
24	IDEXX Laboratories, Inc.(a)	12,484
23	Teleflex, Inc.	9,157
		50,988
Health Care Providers & Services (1.3%)
13	Chemed Corp.	5,788
35	Molina Healthcare, Inc.(a)	7,586
		13,374
Health Care Technology (1.6%)
58	Veeva Systems, Inc.(a)	16,246
Hotels, Restaurants & Leisure (3.1%)
76	Darden Restaurants, Inc.	10,437
175	Hilton Worldwide Holdings, Inc.(a)	21,644
		32,081
Household Products (1.2%)
74	Church & Dwight Co., Inc.	5,827
35	The Clorox Co	6,337
		12,164
Independent Power and Renewable Electricity Producers (0.6%)
235	AES Corp.	6,242
Insurance (5.2%)
164	Brighthouse Financial, Inc.(a)	6,542
33	Cincinnati Financial Corp.	3,230
163	FNF Group	6,240
149	Prudential Financial, Inc.	12,921
26	The Hanover Insurance Group, Inc.	2,999
99	The Hartford Financial Services Group, Inc.	5,018
619	Unum Group	16,391
		53,341
Internet & Direct Marketing Retail (0.5%)
22	Etsy, Inc.(a)	4,846
IT Services (5.2%)
222	Alliance Data Systems Corp.	21,423
203	DXC Technology Co.	5,120

See notes to financial statements.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
February 28, 2021 (Unaudited)	Concluded

Shares	Security Description	Value
Common Stocks, continued
IT Services, continued:
18	Okta, Inc.(a)	$4,706
15	Twilio, Inc., Class A(a)	5,893
83	VeriSign, Inc.(a)	16,104
		53,246
Leisure Products (0.5%)
53	Hasbro, Inc.	4,967
Life Sciences Tools & Services (2.4%)
19	Agilent Technologies, Inc.	2,319
19	Charles River Laboratories International, Inc.(a)	5,437
7	Mettler-Toledo International, Inc.(a)	7,812
34	Waters Corp.(a)	9,312
		24,880
Machinery (3.5%)
229	Allison Transmission Holdings, Inc.	8,684
90	Graco, Inc.	6,241
21	IDEX Corp.	4,099
130	The Timken Co.	10,185
74	The Toro Co.	7,457
		36,666
Media (0.2%)
1	Cable One, Inc.	1,915
Mortgage Real Estate Investment Trusts (2.4%)
1,538	AGNC Investment Corp.	24,654
Multi-Utilities (1.3%)
92	MDU Resources Group, Inc.	2,585
103	Public Service Enterprise Group, Inc.	5,545
70	WEC Energy Group, Inc.	5,645
		13,775
Oil, Gas & Consumable Fuels (0.4%)
156	EQT Corp.(a)	2,775
25	ONEOK, Inc.	1,108

Professional Services (0.6%)		3,883
13	Manpower Group, Inc.	1,228
61	Robert Half International, Inc.	4,745
		5,973
Road & Rail (1.5%)
74	Old Dominion Freight Line, Inc.	15,893
Semiconductors & Semiconductor Equipment (6.6%)
35	KLA-Tencor Corp.	10,893
87	Microchip Technology, Inc.	13,279

Shares	Security Description	Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued:
306	ON Semiconductor Corp.(a)	$12,323
73	Qorvo, Inc.(a)	12,755
56	Skyworks Solutions, Inc.	9,958
70	Xilinx, Inc.	9,121
		68,329
Software (4.9%)
51	Aspen Technology,Inc.(a)	7,676
33	Cadence Design Systems, Inc.(a)	4,656
66	Citrix Systems, Inc.	8,816
19	DocuSign, Inc.(a)	4,307
54	Fortinet, Inc.(a)	9,118
55	Manhattan Associates,Inc.(a)	6,762
43	Zscaler,Inc.(a)	8,816
		50,151
Specialty Retail (5.2%)
111	AutoNation, Inc.(a)	8,327
7	AutoZone, Inc.(a)	8,119
17	Burlington Stores, Inc.(a)	4,400
209	Foot Locker, Inc.	10,051
20	O’Reilly Automotive,Inc.(a)	8,947
141	Penske Automotive Group, Inc.	9,585
14	UltaBeauty,Inc.(a)	4,513
		53,942
Textiles, Apparel & Luxury Goods (1.4%)
563	Hanesbrands, Inc.	9,959
13	Lululemon Athletica, Inc.(a)	4,052
		14,011
Trading Companies & Distributors (1.5%)
152	Air Lease Corp.	6,971
52	MSC Industrial Direct Co., Inc.	4,479
17	Watsco, Inc.	4,132
		15,582
Water Utilities (0.4%)
28	American Water Works Co., Inc.	3,973
Total Common Stocks (Cost $699,979)		972,033

Investment in Affiliates (1.6%)
16,349	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	16,349
Total Investment in Affiliates (Cost $16,349)		16,349

Total Investments (Cost $716,328) - 95.6%		988,382
Other assets in excess of liabilities — 4.4%		45,323
Net Assets - 100.0%		$1,033,705

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.

See notes to financial statements.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2021 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Common Stocks (71.5%)
Aerospace & Defense (3.6%)
21,711	Parsons Corp.(a)	$775,951
6,785	The Boeing Co.(a)	1,438,488
		2,214,439
Airlines (3.0%)
37,650	American Airlines Group, Inc.(a)	788,391
17,428	Southwest Airlines Co.	1,013,090
		1,801,481
Banks (2.7%)
11,025	JPMorgan Chase & Co.	1,622,549
Biotechnology (3.7%)
10,135	AbbVie, Inc.	1,091,945
8,566	Exact Sciences Corp.(a)	1,166,004
		2,257,949
Communications Equipment (1.7%)
2,884	Palo Alto Networks, Inc.(a)	1,033,366
Construction & Engineering (1.5%)
8,057	Jacobs Engineering Group, Inc.	927,199
Diversified Consumer Services (1.7%)
10,686	Chegg, Inc.(a)	1,031,520
Electronic Equipment, Instruments & Components (1.9%)
29,514	Corning, Inc.	1,128,615
Entertainment (5.6%)
7,530	Madison Square Garden Entertainment Corp.(a)	811,508
3,765	Madison Square Garden Sports Corp.(a)	724,198
4,350	The Walt Disney Co.(a)	822,324
29,175	Warner Music Group Corp., Class A	1,034,837
		3,392,867
Equity Real Estate Investment Trusts (1.9%)
13,315	Lamar Advertising Co.	1,152,946
Food & Staples Retailing (1.5%)
2,672	Costco Wholesale Corp.	884,432
Health Care Equipment & Supplies (1.3%)
23,008	Cutera, Inc.(a)	812,642
Hotels, Restaurants & Leisure (8.2%)
3,732	Airbnb, Inc., Class A(a)	770,098
31,365	Carnival Corp.(a)	839,014
51,098	Norwegian Cruise Line Holdings, Ltd.(a)	1,510,457
8,880	Penn National Gaming, Inc.(a)	1,028,126
18,820	Six Flags Entertainment Corp.	839,372
		4,987,067
Insurance (1.4%)
24,044	Arch Capital Group Ltd.(a)	861,256
Interactive Media & Services (3.4%)
12,545	Bumble, Inc., Class A(a)	844,404
18,654	Snap, Inc., Class A(a)	1,224,822
		2,069,226
Internet & Direct Marketing Retail (3.8%)
360	Amazon.com, Inc.(a)	1,113,455
7,460	Expedia Group, Inc.	1,201,060
		2,314,515
IT Services (3.1%)
3,053	Accenture PLC, Class A	765,998
13,654	GoDaddy, Inc.(a)	1,107,612
		1,873,610
Metals & Mining (2.2%)
15,435	Rio Tinto PLC ADR	1,349,019

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Multiline Retail (1.4%)
10,432	Ollie’s Bargain Outlet Holdings, Inc.(a)	$862,518
Oil, Gas & Consumable Fuels (2.9%)
37,660	BP PLC ADR	919,281
16,815	ConocoPhillips	874,548
		1,793,829
Pharmaceuticals (1.3%)
151,240	MediWound, Ltd.(a)	774,349
Road & Rail (2.9%)
17,412	Uber Technologies, Inc.(a)	901,071
4,325	Union Pacific Corp.	890,777
		1,791,848
Semiconductors & Semiconductor Equipment (2.2%)
7,294	NXP Semiconductors NV	1,331,520
Software (5.1%)
34,730	Dropbox, Inc., Class A(a)	782,988
3,223	RingCentral, Inc., ClassA(a)	1,218,810
8,693	SAP SE ADR	1,072,281
		3,074,079
Textiles, Apparel & Luxury Goods (2.1%)
4,113	Lululemon Athletica, Inc.(a)	1,281,940
Trading Companies & Distributors (1.4%)
.28,190	H&E Equipment Services, Inc.	871,917
Total Common Stocks (Cost $37,322,676)		43,496,698

Corporate Bonds (15.8%)
Airlines (2.1%)
$1,120,000	Delta Air Lines, Inc., 7.38%, 1/15/26, Callable 12/15/25 @ 100*	1,305,542
Hotels, Restaurants & Leisure (3.9%)
865,000	Marriott International Inc., 3.13%, 6/15/26, Callable 3/15/26 @ 100*	906,223
1,318,000	Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27	1,493,867
		2,400,090
Machinery (2.3%)
1,171,000	Wabtec Corp., 4.95%, 9/15/28, Callable 6/15/28 @ 100*	1,370,354
Oil, Gas & Consumable Fuels (4.2%)
1,009,000	Hess Corp., 4.30%, 4/1/27, Callable 1/1/27 @ 100*	1,116,836
1,273,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100*	1,430,335
		2,547,171
Semiconductors & Semiconductor Equipment (3.3%)
1,854,000	Marvell Technology Group, Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100*	1,994,501
Total Corporate Bonds (Cost $8,969,197)		9,617,658

Investment Companies (4.4%)
125,460	ProShares UltraPro Short QQQ, 12.36%(b)	1,816,661
31,245	Proshares Ultrapro Short S&P 500, 0.76%(b)	859,237
Total Investment Companies (Cost $2,560,539)		2,675,898

Investment in Affiliates (4.4%)
2,704,444	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(b)	2,704,444
Total Investment in Affiliates (Cost $2,704,444)		2,704,444

Total Investments (Cost $51,556,856) - 96.1%		58,494,698
Other assets in excess of liabilities — 3.9%		2,381,138
Net Assets - 100.0%		$60,875,836

See notes to financial statements.

Schedule of Portfolio Investments	Opportunistic Fund
February 28, 2021 (Unaudited)	Concluded

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to financial statements.

Schedule of Portfolio Investments	World Energy Fund
February 28, 2021 (Unaudited)

Shares or
Principal
Amount	Security Description	Value
Common Stocks (91.1%)
Auto Components (2.0%)
8,000	QuantumScape Corp.(a)	$439,440
Automobiles (2.1%)
9,000	General Motors Co.	461,970
Chemicals (3.9%)
1,600	Linde PLC	390,832
31,000	Umicore SA ADR	455,080
		845,912
Electric Utilities (0.5%)
42	ALLETE, Inc.	2,609
22	American Electric Power Co., Inc.	1,647
284	Duke Energy Corp.	24,308
31	Evergy, Inc.	1,662
62	Fortis, Inc.	2,387
792	NextEra Energy, Inc.	58,196
30	Otter Tail Corp.	1,216
25	Pinnacle West Capital Corp.	1,748
399	The Southern Co.	22,631
		116,404
Electrical Equipment (6.7%)
12,000	Bloom Energy Corp., Class A(a)	342,360
5,500	Plug Power, Inc.(a)	266,090
40,000	Siemens Gamesa Renewable Energy SA ADR	296,800
6,000	Sunrun, Inc.(a)	375,480
3,000	Vestas Wind Systems A/S ADR	188,550
		1,469,280
Energy Equipment & Services (10.0%)
25,012	Baker Hughes Co.	612,294
27,948	Halliburton Co.	610,105
343	Helmerich & Payne, Inc.	9,854
29,778	Schlumberger NV	831,104
7,084	Tenaris SA ADR	148,410
		2,211,767
Gas Utilities (0.1%)
45	Atmos Energy Corp.	3,807
20	Chesapeake Utilities Corp.	2,115
49	National Fuel & Gas Co.	2,227
30	Northwest Natural Holding Co.	1,440
27	Southwest Gas Holdings, Inc.	1,683
		11,272
Independent Power and Renewable Electricity Producers (0.1%)
169	AES Corp.	4,489
152	Atlantica Yield PLC	5,495
107	NRG Energy, Inc.	3,906
63	Ormat Technologies, Inc.	5,397
70	Sunnova Energy International, Inc.(a)	3,139
124	Vistra Corp.	2,139
		24,565
Metals & Mining (1.6%)
4,000	Rio Tinto PLC ADR	349,600

Multi-Utilities (0.7%)
19	Consolidated Edison, Inc.	1,247
729	Dominion Resources, Inc.	49,805
32	DTE Energy Co.	3,767
259	MDU Resources Group, Inc.	7,278
869	National Grid PLC ADR	48,569
275	Sempra Energy	31,895

Shares or
Principal
Amount	Security Description	Value
Common Stocks, continued
Multi-Utilities, continued:
27	WEC Energy Group, Inc.	$2,177
		144,738
Oil, Gas & Consumable Fuels (56.2%)
43,720	BP PLC ADR	1,067,205
2,520	Chevron Corp.	252,000
9,000	Cimarex Energy Co.	521,910
16,267	ConocoPhillips	846,047
15,000	Devon Energy Corp.	323,100
11,000	Diamondback Energy, Inc.	762,080
11,250	Enbridge, Inc.	380,362
3,084	EOG Resources, Inc.	199,103
3,766	Exxon Mobil Corp.	204,757
11,000	Hess Corp.	720,830
1,191	Kinder Morgan, Inc.	17,508
80,000	Marathon Oil Corp.	888,000
15,680	Marathon Petroleum Corp.	856,442
10,233	ONEOK, Inc.	453,220
6,786	Pembina Pipeline Corp.	172,296
7,784	Phillips 66	646,461
5,900	Pioneer Natural Resources Co.	876,563
17,920	Royal Dutch Shell PLC ADR, Class A	735,258
7,557	TC Energy Corp.	316,865
17,370	TOTAL SE ADR	805,968
10,935	Valero Energy Corp.	841,776
26,000	Woodside Petroleum Ltd. ADR	496,340
		12,384,091
Semiconductors & Semiconductor Equipment (5.9%)
4,000	First Solar, Inc.(a)	324,080
10,000	Infineon Technologies AG ADR	436,500
3,000	NXP Semiconductors NV	547,650
		1,308,230
Water Utilities (1.3%)
237	American States Water Co.	17,313
1,142	American Water Works Co., Inc.	162,027
2,597	Essential Utilities, Inc.	109,230
24	Middlesex Water Co.	1,648
35	SJW Group	2,193
		292,411
Total Common Stocks (Cost $15,357,878)		20,059,680

Corporate Bonds (5.0%)
Diversified Financial Services (1.1%)
$250,000	Total Capital International SA, 2.75%, 6/19/21	251,895
Oil, Gas & Consumable Fuels (3.9%)
250,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 4/12/21 @ 103 *	217,500
200,000	Equinor ASA, 3.15%, 1/23/22	205,078
200,000	Shell International Finance BV, 2.00%, 11/7/24, Callable 10/7/24 @ 100*	208,222
200,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100*	218,792
		849,592
Total Corporate Bonds (Cost $1,102,450)		1,101,487

Investment in Affiliates (6.4%)
1,421,243	Cavanal Hill Government Securities Money
	Market Fund, Select Shares, 0.01%(b)	1,421,243
Total Investment in Affiliates (Cost $1,421,243)		1,421,243

Total Investments (Cost $17,881,571) - 102.5%		22,582,410
Liabilities in excess of other assets — (2.5)%		(540,693)
Net Assets - 100.0%		$22,041,717

See notes to financial statements.

Schedule of Portfolio Investments	World Energy Fund
February 28, 2021 (Unaudited)	Concluded

The Advisor has determined that 38% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

See notes to financial statements.

Schedule of Portfolio Investments	Hedged Income Fund
February 28, 2021 (Unaudited)

Shares	Security Description	Value
Common Stocks (94.6%)
Beverages (6.4%)
2,000	PepsiCo, Inc.	$258,380
6,300	The Coca-Cola Co.	308,637
		567,017
Biotechnology (3.4%)
2,800	AbbVie, Inc.	301,672
Capital Markets (3.1%)
400	BlackRock, Inc.	277,800
Chemicals (3.7%)
5,500	Dow, Inc.	326,205
Communications Equipment (2.8%)
5,600	Cisco Systems, Inc.	251,272
Containers & Packaging (5.5%)
3,700	Packaging Corp. of America	488,474
Diversified Telecommunication Services (8.4%)
13,500	AT&T, Inc.	376,515
6,700	Verizon Communications, Inc.	370,510
		747,025
Electric Utilities (11.4%)
4,400	American Electric Power Co., Inc.	329,340
5,700	Duke Energy Corp.	487,863
2,800	Pinnacle West Capital Corp.	195,804
		1,013,007
Electrical Equipment (2.4%)
2,500	Emerson Electric Co.	214,750
Electronic Equipment, Instruments & Components (5.2%)
12,100	Corning, Inc.	462,704
Equity Real Estate Investment Trusts (3.0%)
1,700	Crown Castle International Corp.	264,775
Household Durables (5.1%)
3,700	Garmin, Ltd.	458,874
Industrial Conglomerates (4.1%)
2,100	3M Co.	367,626

Shares	Security Description	Value
Common Stocks, continued
Multiline Retail (3.5%)
1,700	Target Corp.	$311,848
Oil, Gas & Consumable Fuels (7.7%)
4,900	Phillips 66	406,945
6,000	TOTAL SEADR	278,400
		685,345
Pharmaceuticals (4.0%)
4,700	AstraZeneca PLC ADR	227,386
1,800	Merck & Co., Inc.	130,716
		358,102
Semiconductors & Semiconductor Equipment (8.2%)
1,000	Broadcom, Inc.	469,870
1,500	Texas Instruments, Inc.	258,405
		728,275
Specialty Retail (2.3%)
800	The Home Depot, Inc.	206,672
Textiles, Apparel & Luxury Goods (1.6%)
1,800	VF Corp.	142,434
Trading Companies & Distributors (2.8%)
2,900	MSC Industrial Direct Co., Inc.	249,777
Total Common Stocks (Cost $8,480,181)		8,423,654

Purchased Option (2.4%)^
214	SPDR S&P 500 ETF Trust, 0.00%	209,720
Total Purchased Option (Cost $186,623)		209,720

Investment in Affiliates (8.1%)
719,776	Cavanal Hill Government Securities Money Market Fund, Select Shares, 0.01%(a)	719,776
Total Investment in Affiliates (Cost $719,776)		719,776

Total Investments (Cost $9,386,580) - 105.1%		9,353,150
Liabilities in excess of other assets — (5.1)%		(451,962)
Net Assets - 100.0%		$8,901,188

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 28, 2021.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
^	See Options table below for more details.

At February 28, 2021, the Fund’s exchange traded options purchased were as follows:

			Expiration		Notional
Description	Put/Call	Strike Price	Date	Contracts	Amount(a)	Fair Value

SPDR S&P 500 ETF Trust	Put	345.00 USD	6/21/21	214	$73,830	$209,720
Total (Cost $186,623)						$209,720

See notes to financial statements.

Notes to the Financial Statements

February 28, 2021 (Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of February 28, 2021, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Diverse Leadership Fund (formerly Mid Cap Core Equity Fund), Opportunistic Fund, World Energy Fund, and Hedged Income Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust, with the exception of the Hedged Income Fund, which is non-diversified. The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares and Select Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares and the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of February 28, 2021, of each Fund’s investments in the fair value hierarchy:

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$250,452,034	$—	$250,452,034
Repurchase Agreements	—	460,000,000	—	460,000,000
Investment Companies	175,844,768	—	—	175,844,768
Total Investments	175,844,768	710,452,034	—	886,296,802

Government Securities Money Market Fund
U.S. Government Agency Securities	—	589,891,926	—	589,891,926
U.S. Treasury Obligations	—	240,568,475	—	240,568,475
Repurchase Agreements	—	895,000,000	—	895,000,000
Investment Companies	285,263,824	—	—	285,263,824
Total Investments	285,263,824	1,725,460,401	—	2,010,724,225

Notes to the Financial Statements

February 28, 2021 (Unaudited)

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Limited Duration Fund
Asset Backed Securities	$—	$18,407,198	$—	$18,407,198
Mortgage Backed Securities[1]	—	26,901,558	—	26,901,558
Corporate Bonds[2]	—	12,130,501	—	12,130,501
Taxable Municipal Bonds[3]	—	1,106,300	—	1,106,300
U.S. Government Agency Securities	—	11,695,725	—	11,695,725
U.S. Treasury Obligations	—	4,147,188	—	4,147,188
Investment in Affiliates	9,493,660	—	—	9,493,660
Total Investments	9,493,660	74,388,470	—	83,882,130

Moderate Duration Fund
Asset Backed Securities	—	3,186,622	—	3,186,622
Mortgage Backed Securities[1]	—	7,154,591	—	7,154,591
Corporate Bonds[2]	—	8,627,826	—	8,627,826
Taxable Municipal Bonds[3]	—	4,791,687	—	4,791,687
U.S. Treasury Obligations	—	3,199,315	—	3,199,315
Investment in Affiliates	483,840	—	—	483,840
Total Investments	483,840	26,960,041	—	27,443,881

Bond Fund
Asset Backed Securities	—	8,064,988	—	8,064,988
Mortgage Backed Securities[1]	—	20,692,640	—	20,692,640
Corporate Bonds[2]	—	33,610,450	—	33,610,450
Taxable Municipal Bonds[3]	—	20,328,271	—	20,328,271
U.S. Treasury Obligations	—	17,155,048	—	17,155,048
Investment in Affiliates	4,548,351	—	—	4,548,351
Total Investments	4,548,351	99,851,397	—	104,399,748

Strategic Enhanced Yield Fund
Asset Backed Securities	—	4,366,240	—	4,366,240
Mortgage Backed Securities[1]	—	6,157,232	—	6,157,232
Corporate Bonds[2]	—	8,332,908	—	8,332,908
U.S. Government Agency Securities	—	3,853,860	—	3,853,860
U.S. Treasury Obligations	—	3,769,008	—	3,769,008
Investment in Affiliates	1,025,771	—	—	1,025,771
Total Investments	1,025,771	26,479,248	—	27,505,019

Ultra Short Tax-Free Income Fund
Municipal Bonds[3]	—	35,014,835	—	35,014,835
Investment in Affiliates	341,409	—	—	341,409
Total Investments	341,409	35,014,835	—	35,356,244

Active Core Fund
Common Stocks[2]	26,872,016	—	—	26,872,016
Asset Backed Securities	—	1,175,993	—	1,175,993
Mortgage Backed Securities[1]	—	4,396,789	—	4,396,789
Corporate Bonds[2]	—	5,990,263	—	5,990,263
Taxable Municipal Bonds[3]	—	3,812,820	—	3,812,820
U.S. Treasury Obligations	—	3,247,166	—	3,247,166
Investment Companies	1,887,253	—	—	1,887,253
Investment in Affiliates	2,775,396	—	—	2,775,396
Total Investments	31,534,665	18,623,031	—	50,157,696

Mid Cap Diverse Leadership Fund
Common Stocks[2]	972,033	—	—	972,033
Investment in Affiliates	16,349	—	—	16,349
Total Investments	988,382	—	—	988,382

Opportunistic Fund
Common Stocks[2]	43,496,698	—	—	43,496,698
Corporate Bonds[2]	—	9,617,658	—	9,617,658
Investment Companies	2,675,898	—	—	2,675,898
Investment in Affiliates	2,704,444	—	—	2,704,444
Total Investments	48,877,040	9,617,658	—	58,494,698

Notes to the Financial Statements

February 28, 2021 (Unaudited)

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
World Energy Fund
Common Stocks[2]	$20,059,680	$—	$—	$20,059,680
Corporate Bonds[2]	—	1,101,487	—	1,101,487
Investment in Affiliates	1,421,243	—	—	1,421,243
Total Investments	21,480,923	1,101,487	—	22,582,410

Hedged Income Fund
Common Stocks[2]	8,423,654	—	—	8,423,654
Purchased Option	209,720	—	—	209,720
Investment in Affiliates	719,776	—	—	719,776
Total Investments	9,353,150	—	—	9,353,150

1	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.
2	Please see the Schedule of Portfolio Investments for Industry classification.
3	Please see the Schedule of Portfolio Investments for State classification.

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Funds did not engage in short sales during the period ending February 28, 2021.

Notes to the Financial Statements

February 28, 2021 (Unaudited)

Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may write (sell) covered call options and purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.

The Hedged Income Fund engaged in purchased options activity during the period ending February 28, 2021.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts:

Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of February 28, 2021 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	8/22/18	$367,824	$367,860	$369,720
Sun Trust Student Loan Trust, Series 2006-1A, B, 0.49%, 10/28/37	5/26/17 and 4/11/18	787,330	857,872	785,019

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the Active Core Fund, Hedged Income Fund, Mid Cap Diverse Leadership Fund, Opportunistic Fund, World Energy Fund, and Hedged Income Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Notes to the Financial Statements

February 28, 2021 (Unaudited)

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.	Fees and Transactions with Related and Other Parties:

The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)	Annual Expense Limitations*
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.15%
Moderate Duration Fund	0.20%	0.49%
Bond Fund	0.20%
Strategic Enhanced Yield Fund	0.50%	0.76%
Ultra Short Tax-Free Income Fund	0.15%	0.35%
Active Core Fund	0.35%
Mid Cap Diverse Leadership Fund	0.55%	0.81%
Opportunistic Fund	0.85%	1.00%
World Energy Fund	0.60%	0.90%
Hedged Income Fund	0.80%	1.10%

*	The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-specific fees, through December 31, 2021.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Administration Fee (as a percentage of net assets)
U.S. TreasuryFund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.08%
Moderate Duration Fund	0.08%
Bond Fund	0.08%
Strategic Enhanced Yield Fund	0.08%
Ultra Short Tax-Free Income Fund	0.08%
Active Core Fund	0.08%
Mid Cap Diverse Leadership Fund	0.08%
Opportunistic Fund	0.08%
World Energy Fund	0.08%
Hedged Income Fund	0.08%

Investment Sub-Advisory Services are provided to the Hedged Income Fund by Lavaca Capital, LLC (“Lavaca” or the “Sub-Adviser”) pursuant to an Investment Sub-Advisory Agreement. The Sub-Adviser, subject to the general supervision of the Board, is responsible for providing hedging services to the Hedged Income Fund. The Sub-Adviser is paid half of the fees payable to the Adviser for the services provided to the Hedged Income Fund.

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending February 28, 2021, Citi was paid $375,256 by the Administrator. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives additional fees for its services as fund accountant and CCO which are paid by the Funds.

BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-pocket expenses incurred.

Notes to the Financial Statements

February 28, 2021 (Unaudited)

FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.

Certain officers of the Trust are affiliated with Citi, the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 28, 2021, BOKF received $1,616,475 under the agreement. CHD contractually agreed to waive 0.15% of such fee paid by the Service Shares and 0.45% of such fee paid by the Premier Shares of the Money Market Funds and 0.13% of such fee paid by the Administrative Shares of the Government Securities Money Market Fund through December 31, 2021.

The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 28, 2021, BOKF received net shareholder servicing fees of $2,072,067. For shareholder purchases made through BOKF, BOKF has contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2021. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.

From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending February 28, 2021 is noted below:

Fund	Fair Value 8/31/20	Purchases	Sales	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/28/21	Shares as of 2/28/21	Dividend Income
Limited Duration Fund	$6,439,763	$36,714,894	$(33,660,997)	$—	—	$9,493,660	9,493,660	$143
Moderate Duration Fund	3,443,883	9,759,171	(12,719,214)	—	—	483,840	483,840	48
Bond Fund	2,590,008	25,449,778	(23,491,435)	—	—	4,548,351	4,548,351	118
Strategic Enhanced Yield Fund	2,048,668	14,709,145	(15,732,042)	—	—	1,025,771	1,025,771	77
Ultra Short Tax-Free Income Fund	1,847,685	10,122,721	(11,628,997)	—	—	341,409	341,409	29
Active Core Fund	1,213,800	7,631,273	(6,529,891)	—	—	2,315,182	2,315,182	61
Mid Cap Diverse Leadership Fund	37,581	238,015	(259,247)	—	—	16,349	16,349	1
Opportunistic Fund	2,970,000	41,646,293	(41,911,849)	—	—	2,704,444	2,704,444	93
World Energy Fund	330,331	7,079,050	(5,988,138)	—	—	1,421,243	1,421,243	20
Hedged Income Fund	—	6,578,240	(5,858,464)	—	—	719,776	719,776	8
	$20,921,719	$159,928,580	$(157,780,274)	$—	$—	$23,070,025	$23,070,025	$598

A summary of the Opportunistic Fund’s investment in an affiliated money market fund for the period ending February 28, 2021 is noted below:

	Fair Value			Net Realized Gains/	Net Change in Unrealized Appreciation/	Fair Value	Shares as of	Dividend
Fund	8/31/20	Purchases	Sales	(Losses)	Depreciation	2/28/21	2/28/21	Income
U.S. Treasury Fund, Select Shares	$47,026	$3,368	$(50,394)	$—	$—	$—	—	$—
	$47,026	$3,368	$(50,394)	$—	$—	$—	—	$—

A summary of the Active Core Fund’s investment in an affiliated fund for the period ending February 28, 2021 is noted below:

Fund	Fair Value 8/31/20	Purchases	Sales	Net Realized Gains/ (Losses)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 2/28/21	Shares as of 2/28/21	Dividend Income
World Energy Fund, Institutional Shares	$322,919	$—	$—	$—	$137,295	$460,214	$460,214	$3,390
	$322,919	$—	$—	$—	$137,295	$460,214	$460,214	$3,390

Notes to the Financial Statements

February 28, 2021 (Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 28, 2021 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$49,069,718	$79,650,654
Moderate Duration Fund	19,246,610	14,812,675
Bond Fund	58,737,839	48,172,958
Strategic Enhanced Yield Fund	37,542,442	21,749,407
Ultra Short Tax-Free Income Fund	37,591,787	39,483,435
Active Core Fund	28,377,248	33,977,253
Mid Cap Diverse Leadership Fund	538,240	721,052
Opportunistic Fund	125,000,015	96,756,030
World Energy Fund	24,915,886	22,092,515
Hedged Income Fund	12,233,661	144,235

Purchases and sales of long-term U.S. government securities for the period ending February 28, 2021 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$9,625,163	$50,165,101
Moderate Duration Fund	1,511,742	4,151,753
Bond Fund	9,896,230	16,297,968
Strategic Enhanced Yield Fund	10,350,360	15,545,670
Active Core Fund	2,241,021	2,870,643

5.	Credit Risk and Other Risk Considerations:

The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Diverse Leadership Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which may be subject to higher price volatility and lower trade volumes; as such, the fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by world events relating to political developments, energy conservation, commodity prices, and tax and government regulations. The Fund is also subject to foreign investment risk which is associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

Hedged Income Fund invests primarily in dividend paying equity securities, with at least 80% of its net assets in income generating equity securities and equity-related instruments traded on U.S. exchanges. The Fund is subject to market risk in which market value of a security may move up and down, sometimes rapidly and unpredictably. The Fund also invests in call options that involve risks different from, or possibly greater than, the risks associated with investing directly in securities, including leverage risk, tracking risk and counterparty default risk. The risk of potential losses if equity markets or an individual equity security do not move as expected and the potential for greater losses than if these techniques had not been used. By writing covered call options, a fund will not benefit from any potential increases in the value of a fund asset above the exercise price, but will bear the risk of declines in the value of the asset. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a call option, the Fund risks losing the entire premium invested if the value of the reference index or security is below (above) the call strike at maturity. Writing of covered call options are also subject to the risk that the counterparty to the transaction will not fulfill its obligations.

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. COVID-19 and the response to it has had, and likely will continue to have, a significant economic impact, as financial markets across the globe are experiencing severe distress. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The full impact of the coronavirus outbreak is difficult to predict. Long-term negative impacts to the worldwide economy, individual countries, the financial markets, market sectors and market participants could be significant. The underlying assumptions and expectations of the Funds could become outdated or inaccurate unexpectedly. These conditions could adversely affect Fund investment valuation, liquidity and performance in unforeseen and significant ways.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Notes to the Financial Statements

February 28, 2021 (Unaudited)

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

At August 31, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/ (depreciation) were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Fund	Securities	Appreciation	Depreciation	(Depreciation)
Limited Duration Fund	$97,429,961	$2,251,576	$(1,794,165)	$457,411
Moderate Duration Fund	30,470,093	998,357	(119,056)	879,301
Bond Fund	93,467,542	5,868,126	(689,363)	5,178,763
Strategic Enhanced Yield Fund	20,820,712	265,080	(34,574)	230,506
Ultra Short Tax-Free Income Fund	40,687,649	22,744	(44)	22,700
Active Core Fund	37,789,812	12,067,022	(935,443)	11,131,579
Mid Cap Diverse Leadership Fund	846,167	163,898	(60,192)	103,706
Opportunistic Fund	32,836,589	2,897,150	(1,045,603)	1,851,547
World Energy Fund	13,818,644	2,144,803	(2,455,201)	(310,398)

The tax characteristics of distributions paid to shareholders during the latest tax fiscal year ended August 31, 2020 were as follows:

	Distributions Paid From:
2020	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$8,983,294	$781	$8,984,075	$—	$8,984,075
Government Securities Money Market Fund	17,477,016	89	17,477,105	—	17,477,105
Limited Duration Fund	2,569,656	—	2,569,656	—	2,569,656
Moderate Duration Fund	601,754	—	601,754	—	601,754
Bond Fund	2,262,323	—	2,262,323	—	2,262,323
Strategic Enhanced Yield Fund	393,891	12,483	406,374	—	406,374
Ultra Short Tax-Free Income Fund	8,431	—	8,431	233,197	241,628
Active Core Fund	756,474	1,925,788	2,682,262	—	2,682,262
Mid Cap Diverse Leadership Fund	6,964	50,167	57,131	—	57,131
Opportunistic Fund	384,667	—	384,667	—	384,667
World Energy Fund	370,540	—	370,540	—	370,540

*	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of August 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses*	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$12,723	$—	$12,723	$(10,798)	$—	$—	$1,925
Government Securities Money Market Fund	38,897	—	38,897	(35,450)	—	—	3,447
Limited Duration Fund	191,526	—	191,526	(139,049)	(4,605,725)	457,411	(4,095,837)
Moderate Duration Fund.	81,033	—	81,033	(37,620)	(5,510,076)	879,301	(4,587,362)
Bond Fund	190,189	—	190,189	(158,692)	(2,978,928)	5,178,763	2,231,332
Strategic Enhanced Yield Fund	468,910	7,094	476,004	(24,650)	—	230,506	681,860
Ultra Short Tax-Free Income Fund	8,958	—	8,958	(5,984)	(114)	22,700	25,560
Active Core Fund	126,842	1,763,538	1,890,380	—	—	11,131,579	13,021,959
Mid Cap Diverse Leadership Fund	23,626	69,440	93,066	—	—	103,706	196,772
Opportunistic Fund	34,462	—	34,462	—	(2,168,719)	1,851,547	(282,710)
World Energy Fund	37,382	—	37,382	—	(23,117,935)	(310,398)	(23,390,951)

*	See below for post-October losses and capital loss carryforwards.
**	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts.

Notes to the Financial Statements

February 28, 2021 (Unaudited)

At August 31, 2020, the following Funds had capital loss carryforwards as summarized in the tables below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset.

Capital loss carryforwards not subject to expiration:
	Short-Term	Long-Term
Fund	Amount	Amount	Total
Limited Duration Fund	$–	$4,605,725	$4,605,725
Moderate Duration Fund	1,002,566	4,507,510	5,510,076
Bond Fund	1,262,808	1,716,120	2,978,928
Ultra Short Tax-Free Income Fund	114	–	114
Opportunistic Fund	2,168,719	–	2,168,719
World Energy Fund	22,322,693	795,242	23,117,935

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

During the year ended August 31, 2020, the following Funds had utilized capital loss carryforwards to offset capital gains:

Fund	Amount
U.S. Treasury Fund	$284
Government Securities Money Market Fund	6
Limited Duration Fund	1,792,393
Moderate Duration Fund	10,586
Bond Fund	1,463,234
Opportunistic Fund	1,540,148

7.	Subsequent Events:

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required as of February 28, 2021.

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Total from Investment Activities
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 28, 2021 (unaudited)	$1.000	$—	$—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.009	0.009
Year Ended August 31, 2017	1.000	0.001	0.001
Year Ended August 31, 2016	1.000	—	—
Service Shares
Six Months Ended February 28, 2021 (unaudited)	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.011	0.011
Year Ended August 31, 2017	1.000	0.003	0.003
Year Ended August 31, 2016	1.000	—	—
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.012	0.012
Year Ended August 31, 2017	1.000	0.004	0.004
Year Ended August 31, 2016	1.000	—	—
Select Shares
Six Months Ended February 28, 2021 (unaudited)	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
December 27, 2017(e) through August 31, 2018	1.000	0.010	0.010

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. For the period ended February 28, 2021, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.59%, 0.29%, 0.16%, and 0.09% for Administrative Shares, Service Shares, Institutional Shares, and Select Shares, respectively. For the year ended August 31, 2020, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.16%, 0.03%, and 0.01% for Administrative Shares, Service Shares, and Institutional Shares, respectively.
(e)	Commencement of operations December 28, 2020.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)

$—	$—	$—	$1.000	—%	$767,561	0.09	%(d)	0.01%	0.67%
(0.010)	—	(0.010)	1.000	0.55%	988,206	0.51	%(d)	0.57%	0.67%
(0.020)	—	(0.020)	1.000	1.63%	864,882	0.69%		1.62%	0.69%
(0.009)	—	(0.090)	1.000	0.79%	957,502	0.67%		0.77%	0.67%
(0.001)	—	(0.001)	1.000	0.08%	1,057,228	0.53%		0.08%	0.73%
—	—	—	1.000	0.01%	1,310,795	0.22%		0.01%	0.79%

—	—	—	1.000	—%	27,443	0.09%		0.01%	0.67%
(0.010)	—	(0.010)	1.000	0.71%	24,566	0.34%		0.78%	0.67%
(0.020)	—	(0.020)	1.000	1.93%	79,927	0.39%		1.93%	0.69%
(0.011)	—	(0.011)	1.000	1.09%	33,720	0.37%		1.11%	0.67%
(0.003)	—	(0.003)	1.000	0.25%	30,662	0.37%		0.22%	0.73%
—	—	—	1.000	0.01%	44,780	0.23%		—%	0.79%

—	—	—	1.000	—%	62,830	0.09	%(d)	0.01%	0.42%
(0.010)	—	(0.010)	1.000	0.81%	82,420	0.24	%(d)	0.82%	0.42%
(0.020)	—	(0.020)	1.000	2.05%	94,055	0.27%		2.04%	0.44%
(0.012)	—	(0.012)	1.000	1.21%	97,238	0.25%		1.13%	0.42%
(0.004)	—	(0.004)	1.000	0.35%	209,469	0.27%		0.35%	0.48%
—	—	—	1.000	0.03%	219,856	0.21%		0.02%	0.54%

—	—	—	1.000	0.01%	33,616	0.09	%(d)	0.01%	0.42%
(0.010)	—	(0.010)	1.000	0.88%	37,975	0.17%		0.94%	0.42%
(0.020)	—	(0.020)	1.000	2.14%	58,826	0.19%		2.13%	0.44%
(0.010)	—	(0.010)	1.000	0.99%	51,839	0.17%		1.46%	0.42%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
	Net Asset	Net
	Value,	Investment	Total from
	Beginning of	Income	Investment
	Period	(Loss)	Activities
Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 28, 2021 (unaudited)	$1.000	$—	$—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.009	0.009
Year Ended August 31, 2017	1.000	0.001	0.001
Year Ended August 31, 2016	1.000	—	—
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.012	0.012
Year Ended August 31, 2017	1.000	0.004	0.004
Year Ended August 31, 2016	1.000	—	—
Select Shares
Six Months Ended February 28, 2021 (unaudited)	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.013	0.013
September 20, 2016(e) through August 31, 2017	1.000	0.005	0.005
Premier Shares
Six Months Ended February 28, 2021 (unaudited)	1.000	—	—
Year Ended August 31, 2020	1.000	0.010	0.010
Year Ended August 31, 2019	1.000	0.020	0.020
Year Ended August 31, 2018	1.000	0.012	0.012
Year Ended August 31, 2017	1.000	0.004	0.004
Year Ended August 31, 2016	1.000	—	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Reflects a voluntary waiver of certain fund expenses in effect during the period relating to the enhancement of certain annualized net yields for the fund. For the period ended February 28, 2021, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.45%, 0.16%, 0.08%, and 0.13% for Administrative Shares, Institutional Shares, Select Shares, and Premier Shares, respectively. For the year ended August 31, 2020, the effect of such voluntary waivers was a reduction in the ratio of net expenses to average net assets equivalent to 0.11% and 0.01% for Administrative Shares and Institutional Shares, respectively. The reduction in the ratio of net expenses to average net assets for Select Shares and Premier Shares was less than 0.005%.
(e)	Commencement of operations December 28, 2020.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset			Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End		Net Assets End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Total	of Period	Average Net		Average	Average
Income	Investments	Distributions	Period	Return(b)	(000s)	Assets		Net Assets	Net Assets(c)

$—	$—	$—	$1.000	—%	$586,786	0.10	%(d)	0.01%	0.69%
(0.010)	—	(0.010)	1.000	0.62%	608,177	0.44	%(d)	0.58%	0.68%
(0.020)	—	(0.020)	1.000	1.77%	489,932	0.56%		1.77%	0.69%
(0.009)	—	(0.009)	1.000	0.91%	538,798	0.57%		0.88%	0.70%
(0.001)	—	(0.001)	1.000	0.14%	686,821	0.49%		0.13%	0.72%
—	—	—	1.000	0.01%	945,475	0.27%		0.01%	0.80%

—	—	—	1.000	—%	128,352	0.11	%(d)	0.01%	0.44%
(0.010)	—	(0.010)	1.000	0.82%	165,610	0.25	%(d)	0.76%	0.43%
(0.020)	—	(0.020)	1.000	2.06%	94,595	0.27%		2.05%	0.44%
(0.012)	—	(0.012)	1.000	1.20%	102,020	0.28%		1.13%	0.45%
(0.004)	—	(0.004)	1.000	0.38%	181,637	0.27%		0.32%	0.47%
—	—	—	1.000	0.05%	756,948	0.24%		0.04%	0.55%

—	—	—	1.000	0.01%	982,792	0.10	%(d)	0.01%	0.44%
(0.010)	—	(0.010)	1.000	0.89%	947,249	0.18	%(d)	0.84%	0.43%
(0.020)	—	(0.020)	1.000	2.14%	988,003	0.19%		2.13%	0.44%
(0.013)	—	(0.013)	1.000	1.28%	800,991	0.20%		1.30%	0.45%
(0.005)	—	(0.005)	1.000	0.45%	640,260	0.19%		0.48%	0.47%

—	—	—	1.000	—%	308,293	0.10	%(d)	0.01%	0.94%
(0.010)	—	(0.010)	1.000	0.84%	321,321	0.23	%(d)	0.75%	0.93%
(0.020)	—	(0.020)	1.000	2.09%	233,659	0.24%		2.08%	0.94%
(0.012)	—	(0.012)	1.000	1.23%	105,598	0.25%		1.26%	0.95%
(0.004)	—	(0.004)	1.000	0.41%	72,292	0.24%		0.43%	0.97%
—	—	—	1.000	0.07%	15,874	0.22%		0.06%	1.05%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities
Limited Duration Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$9.79	$0.07	$(0.04)	$0.03
Year Ended August 31, 2020	9.62	0.17	0.17	0.34
Year Ended August 31, 2019	9.41	0.21	0.21	0.42
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01
Year Ended August 31, 2017	9.60	0.08	0.05	0.13
Year Ended August 31, 2016	9.60	0.08	0.03	0.11
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	9.79	0.08	(0.05)	0.03
Year Ended August 31, 2020	9.62	0.19	0.18	0.37
Year Ended August 31, 2019	9.40	0.23	0.23	0.46
Year Ended August 31, 2018	9.60	0.19	(0.16)	0.03
Year Ended August 31, 2017	9.59	0.11	0.05	0.16
Year Ended August 31, 2016	9.59	0.11	0.03	0.14
A Shares
Six Months Ended February 28, 2021 (unaudited)	9.80	0.07	(0.05)	0.02
Year Ended August 31, 2020	9.62	0.17	0.18	0.35
Year Ended August 31, 2019	9.41	0.21	0.21	0.42
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01
Year Ended August 31, 2017	9.60	0.09	0.05	0.14
Year Ended August 31, 2016	9.60	0.08	0.04	0.12

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.07)	$—	$(0.07)	$9.75	0.34%	$3,716	0.74%	1.36%	1.00%	55%
(0.17)	—	(0.17)	9.79	3.62%	3,941	0.69%	1.76%	0.94%	89%
(0.21)	—	(0.21)	9.62	4.56%	4,126	0.74%	2.19%	0.98%	34%
(0.21)	—	(0.21)	9.41	0.07%	8,642	0.80%	1.63%	0.99%	70%
(0.12)	—	(0.12)	9.61	1.37%	15,691	0.74%	0.89%	1.08%	69%
(0.11)	—	(0.11)	9.60	1.19%	36,878	0.69%	0.87%	1.29%	80%

(0.08)	—	(0.08)	9.74	0.35%	77,776	0.52%	1.58%	0.75%	55%
(0.20)	—	(0.20)	9.79	3.87%	92,362	0.44%	1.98%	0.69%	89%
(0.24)	—	(0.24)	9.62	4.94%	114,269	0.48%	2.45%	0.73%	34%
(0.23)	—	(0.23)	9.40	0.37%	87,618	0.49%	1.99%	0.74%	70%
(0.15)	—	(0.15)	9.60	1.68%	82,109	0.43%	1.22%	0.83%	69%
(0.14)	—	(0.14)	9.59	1.48%	89,098	0.39%	1.16%	1.04%	80%

(0.07)	—	(0.07)	9.75	0.24%	1,443	0.74%	1.37%	0.85%	55%
(0.17)	—	(0.17)	9.80	3.73%	952	0.68%	1.72%	0.79%	89%
(0.21)	—	(0.21)	9.62	4.57%	585	0.72%	2.20%	0.83%	34%
(0.21)	—	(0.21)	9.41	0.13%	588	0.74%	1.65%	0.84%	70%
(0.13)	—	(0.13)	9.61	1.43%	1,238	0.68%	0.97%	0.93%	69%
(0.12)	—	(0.12)	9.60	1.23%	1,635	0.64%	0.96%	1.14%	80%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

			Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Moderate Duration Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$10.81	$0.09	$(0.08)	$0.01
Year Ended August 31, 2020	10.64	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.32	0.56
Year Ended August 31, 2018	10.48	0.16	(0.17)	(0.01)
Year Ended August 31, 2017	10.60	0.09	(0.02)	0.07
Year Ended August 31, 2016	10.53	0.14	0.08	0.22
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	10.82	0.10	(0.08)	0.02
Year Ended August 31, 2020	10.65	0.22	0.16	0.38
Year Ended August 31, 2019	10.31	0.26	0.34	0.60
Year Ended August 31, 2018	10.48	0.19	(0.17)	0.02
Year Ended August 31, 2017	10.60	0.12	(0.02)	0.10
Year Ended August 31, 2016	10.53	0.17	0.08	0.25
A Shares
Six Months Ended February 28, 2021 (unaudited)	10.82	0.09	(0.08)	0.01
Year Ended August 31, 2020	10.65	0.19	0.17	0.36
Year Ended August 31, 2019	10.31	0.24	0.33	0.57
Year Ended August 31, 2018	10.48	0.16	(0.16)	—
Year Ended August 31, 2017	10.58	0.10	(0.01)	0.09
Year Ended August 31, 2016	10.52	0.15	0.06	0.21

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$(0.08)	$—	$(0.08)	$10.74	0.13%	$4,225	0.74%		1.59%	1.25%	51%
(0.19)	—	(0.19)	10.81	3.40%	3,835	0.74%		1.79%	1.29%	83%
(0.23)	—	(0.23)	10.64	5.54%	4,271	0.83	%(e)	2.26%	1.26%	25%
(0.16)	—	(0.16)	10.31	(0.07)%	5,102	1.14%		1.49%	1.35%	28%
(0.19)	—	(0.19)	10.48	0.69%	10,375	0.89%		0.93%	1.24%	87%
(0.15)	—	(0.15)	10.60	2.09%	14,176	0.79%		1.24%	1.34%	129%

(0.09)	—	(0.09)	10.75	0.16%	23,054	0.49%		1.83%	1.00%	51%
(0.21)	—	(0.21)	10.82	3.66%	26,765	0.49%		2.02%	1.04%	83%
(0.26)	—	(0.26)	10.65	5.90%	23,463	0.58	%(e)	2.51%	1.01%	25%
(0.19)	—	(0.19)	10.31	0.22%	24,883	0.85%		1.78%	1.10%	28%
(0.22)	—	(0.22)	10.48	0.99%	34,078	0.60%		1.22%	0.99%	87%
(0.18)	—	(0.18)	10.60	2.39%	52,057	0.49%		1.52%	1.09%	129%

(0.08)	—	(0.08)	10.75	0.13%	382	0.74%		1.59%	1.10%	51%
(0.19)	—	(0.19)	10.82	3.40%	314	0.74%		1.79%	1.14%	83%
(0.23)	—	(0.23)	10.65	5.63%	381	0.85	%(e)	2.24%	1.11%	25%
(0.17)	—	(0.17)	10.31	(0.03)%	634	1.10%		1.53%	1.20%	28%
(0.19)	—	(0.19)	10.48	0.92%	983	0.85%		0.93%	1.09%	87%
(0.15)	—	(0.15)	10.58	2.03%	2,123	0.74%		1.30%	1.19%	129%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

			Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Bond Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$10.12	$0.09	$(0.18)	$(0.09)
Year Ended August 31, 2020	9.82	0.19	0.30	0.49
Year Ended August 31, 2019	9.22	0.21	0.60	0.81
Year Ended August 31, 2018	9.55	0.18	(0.31)	(0.13)
Year Ended August 31, 2017	9.77	0.09	(0.15)	(0.06)
Year Ended August 31, 2016	9.56	0.15	0.24	0.39
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	10.10	0.10	(0.19)	(0.09)
Year Ended August 31, 2020	9.80	0.21	0.31	0.52
Year Ended August 31, 2019	9.20	0.23	0.61	0.84
Year Ended August 31, 2018	9.52	0.20	(0.29)	(0.09)
Year Ended August 31, 2017	9.75	0.12	(0.16)	(0.04)
Year Ended August 31, 2016	9.54	0.18	0.23	0.41
A Shares
Six Months Ended February 28, 2021 (unaudited)	10.12	0.09	(0.19)	(0.10)
Year Ended August 31, 2020	9.82	0.19	0.30	0.49
Year Ended August 31, 2019	9.21	0.21	0.62	0.83
Year Ended August 31, 2018	9.54	0.18	(0.31)	(0.13)
Year Ended August 31, 2017	9.75	0.09	(0.13)	(0.04)
Year Ended August 31, 2016	9.55	0.15	0.23	0.38

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
Dividends from Net Investment Income	Distributions from Net Realized Gains from Investments	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Assets End of Period (000s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Gross Expenses to Average Net Assets(c)	Portfolio Turnover(d)

$(0.09)	$—	$(0.09)	$9.94	(0.90)%	$1,820	0.72%	1.80%	0.97%	50%
(0.19)	—	(0.19)	10.12	5.07%	2,383	0.73%	1.86%	0.98%	65%
(0.21)	—	(0.21)	9.82	8.96%	1,862	0.77%	2.24%	0.99%	33%
(0.20)	—	(0.20)	9.22	(1.33)%	5,641	0.76%	1.91%	0.99%	29%
(0.14)	(0.02)	(0.16)	9.55	(0.57)%	7,305	0.71%	1.01%	1.06%	79%
(0.18)	—	(0.18)	9.77	4.11%	11,279	0.68%	1.52%	1.26%	107%

(0.10)	—	(0.10)	9.91	(0.88)%	100,798	0.47%	2.06%	0.72%	50%
(0.22)	—	(0.22)	10.10	5.34%	94,112	0.48%	2.14%	0.73%	65%
(0.24)	—	(0.24)	9.80	9.28%	101,925	0.49%	2.51%	0.74%	33%
(0.23)	—	(0.23)	9.20	(0.97)%	96,022	0.49%	2.17%	0.74%	29%
(0.17)	(0.02)	(0.19)	9.52	(0.41)%	119,604	0.44%	1.28%	0.81%	79%
(0.20)	—	(0.20)	9.75	4.39%	155,660	0.41%	1.79%	1.01%	107%

(0.09)	—	(0.09)	9.93	(1.00)%	105	0.72%	1.82%	0.82%	50%
(0.19)	—	(0.19)	10.12	5.07%	60	0.73%	1.91%	0.83%	65%
(0.22)	—	(0.22)	9.82	9.11%	136	0.74%	2.27%	0.84%	33%
(0.20)	—	(0.20)	9.21	(1.32)%	126	0.74%	1.92%	0.84%	29%
(0.15)	(0.02)	(0.17)	9.54	(0.45)%	176	0.69%	1.03%	0.91%	79%
(0.18)	—	(0.18)	9.75	4.02%	277	0.66%	1.62%	1.11%	107%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Strategic Enhanced Yield Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$10.82	$0.07	(e)	$(0.23)	$(0.16)
Year Ended August 31, 2020	10.70	0.19	(e)	0.28	0.47
Year Ended August 31, 2019	10.10	0.29	(e)	0.60	0.89
December 26, 2017 (f) through August 31, 2018	10.00	0.21	(e)	(0.01)	0.20
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	10.67	0.08	(e)	(0.22)	(0.14)
Year Ended August 31, 2020	10.56	0.21	(e)	0.27	0.48
Year Ended August 31, 2019	9.97	0.31	(e)	0.59	0.90
December 26, 2017 (f) through August 31, 2018	10.00	0.21	(e)	(0.02)	0.19
A Shares
Six Months Ended February 28, 2021 (unaudited)	10.67	0.07	(e)	(0.23)	(0.16)
Year Ended August 31, 2020	10.56	0.20	(e)	0.25	0.45
Year Ended August 31, 2019	9.96	0.28	(e)	0.60	0.88
December 26, 2017 (f) through August 31, 2018	10.00	0.19	(e)	(0.03)	0.16

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	Commencement of operations December 28, 2020.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.07)	$(0.18)	$(0.25)	$10.41	(1.51)%	$2,060	1.01%	1.35%	1.62%	92%
(0.20)	(0.15)	(0.35)	10.82	4.47%	2,178	1.01%	1.82%	2.05%	96%
(0.29)	—	(0.29)	10.70	8.96%	1,546	1.01%	2.79%	3.16%	59%
(0.10)	—	(0.10)	10.10	2.05%	4	1.01%	3.01%	13.65%	20%

(0.08)	(0.18)	(0.26)	10.27	(1.32)%	24,509	0.76%	1.61%	1.38%	92%
(0.22)	(0.15)	(0.37)	10.67	4.66%	17,335	0.76%	2.00%	1.77%	96%
(0.31)	—	(0.31)	10.56	9.21%	6,370	0.76%	3.02%	3.23%	59%
(0.22)	—	(0.22)	9.97	1.87%	984	0.76%	3.11%	13.40%	20%

(0.07)	(0.18)	(0.25)	10.26	(1.54)%	962	1.01%	1.34%	1.47%	92%
(0.19)	(0.15)	(0.34)	10.67	4.41%	393	1.01%	1.94%	1.97%	96%
(0.28)	—	(0.28)	10.56	9.05%	468	1.01%	2.82%	4.02%	59%
(0.20)	—	(0.20)	9.96	1.60%	390	1.01%	2.87%	13.50%	20%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Ultra Short Tax-Free Income Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$10.00	$(0.01	)(e)	$—	$(0.01)
Year Ended August 31, 2020	10.00	0.06		—	0.06
Year Ended August 31, 2019	9.98	0.11		0.02	0.13
December 26, 2017(g) through August 31, 2018	10.00	0.03		(0.02)	0.01
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	10.01	—	(e)	—	—
Year Ended August 31, 2020	10.01	0.09		—	0.09
Year Ended August 31, 2019	10.00	0.14		0.01	0.15
December 26, 2017(g) through August 31, 2018	10.00	0.07		—	0.07
A Shares
Six Months Ended February 28, 2021 (unaudited)	10.01	(0.01	)(e)	(0.01)	(0.02)
Year Ended August 31, 2020	10.01	0.06		—	0.06
Year Ended August 31, 2019	10.01	0.03		0.01	0.04
December 26, 2017(g) through August 31, 2018	10.00	—		0.01	0.01

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of December 26, 2018 and the higher limit in effect prior to that date.
(g)	Commencement of operations December 28, 2020.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$—	$—	$—	$9.99	(0.10)%	$333	0.60%		(0.27)%	1.05%	108%
(0.06)	—	(0.06)	10.00	0.64%	539	0.60%		0.53%	1.16%	129%
(0.11)	—	(0.11)	10.00	1.35%	175	0.66	%(f)	1.12%	1.59%	135%
(0.03)	—	(0.03)	9.98	0.14%	71	0.81%		0.71%	2.36%	155%

—	—	—	10.01	0.01%	35,144	0.35%		(0.03)%	0.80%	108%
(0.09)	—	(0.09)	10.01	0.89%	38,955	0.35%		0.81%	0.92%	129%
(0.14)	—	(0.14)	10.01	1.50%	20,529	0.41	%(f)	1.38%	1.34%	135%
(0.07)	—	(0.07)	10.00	0.65%	11,595	0.56%		0.96%	2.11%	155%

—	—	—	9.99	(0.20)%	17	0.60%		(0.27)%	0.90%	108%
(0.06)	—	(0.06)	10.01	0.64%	17	0.60%		0.65%	1.04%	129%
(0.04)	—	(0.04)	10.01	0.36%	21	0.66	%(f)	1.07%	1.44%	135%
—	—	—	10.01	0.10%	—	0.81%		0.71%	2.21%	155%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
			Net
			Realized and
	Net Asset	Net	Unrealized
	Value,	Investment	Gains	Total from
	Beginning of	Income	(Losses)	Investment
	Period	(Loss)	on Investments	Activities
Active Core Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$14.21	$0.09	$0.91	$1.00
Year Ended August 31, 2020	13.49	0.17	1.30	1.47
Year Ended August 31, 2019	14.04	0.19	0.21	0.40
Year Ended August 31, 2018	13.72	0.18	0.95	1.13
Year Ended August 31, 2017	13.35	0.17	0.76	0.93
Year Ended August 31, 2016	13.38	0.23	0.58	0.81
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	14.26	0.10	0.91	1.01
Year Ended August 31, 2020	13.54	0.20	1.30	1.50
Year Ended August 31, 2019	14.08	0.23	0.22	0.45
Year Ended August 31, 2018	13.76	0.22	0.94	1.16
Year Ended August 31, 2017	13.39	0.20	0.77	0.97
Year Ended August 31, 2016	13.39	0.23	0.61	0.84
A Shares
Six Months Ended February 28, 2021 (unaudited)	14.17	0.09	0.91	1.00
Year Ended August 31, 2020	13.45	0.16	1.30	1.46
Year Ended August 31, 2019	13.98	0.16	0.23	0.39
Year Ended August 31, 2018	13.67	0.18	0.94	1.12
Year Ended August 31, 2017	13.31	0.17	0.76	0.93
Year Ended August 31, 2016	13.32	0.20	0.60	0.80
C Shares
Six Months Ended February 28, 2021 (unaudited)	14.13	0.06	0.88	0.94
Year Ended August 31, 2020	13.43	0.08	1.28	1.36
Year Ended August 31, 2019	13.98	0.09	0.21	0.30
Year Ended August 31, 2018	13.65	0.07	0.96	1.03
Year Ended August 31, 2017	13.31	0.08	0.74	0.82
Year Ended August 31, 2016	13.31	0.10	0.61	0.71

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.11)	$(0.65)	$(0.76)	$14.45	7.15%	$5,113	1.05%	1.16%	1.31%	60%
(0.19)	(0.56)	(0.75)	14.21	11.29%	5,006	1.10%	1.26%	1.35%	65%
(0.19)	(0.76)	(0.95)	13.49	3.67%	4,632	1.10%	1.44%	1.36%	41%
(0.19)	(0.62)	(0.81)	14.04	8.46%	5,340	1.07%	1.32%	1.32%	37%
(0.17)	(0.39)	(0.56)	13.72	7.24%	5,275	0.98%	1.28%	1.37%	55%
(0.22)	(0.62)	(0.84)	13.35	6.36%	7,921	0.88%	1.52%	1.52%	69%

(0.12)	(0.65)	(0.77)	14.50	7.20%	43,464	0.80%	1.40%	1.06%	60%
(0.22)	(0.56)	(0.78)	14.26	11.54%	43,347	0.85%	1.51%	1.10%	65%
(0.23)	(0.76)	(0.99)	13.54	4.00%	42,574	0.85%	1.69%	1.11%	41%
(0.22)	(0.62)	(0.84)	14.08	8.70%	46,738	0.81%	1.57%	1.07%	37%
(0.21)	(0.39)	(0.60)	13.76	7.50%	46,101	0.73%	1.52%	1.12%	55%
(0.22)	(0.62)	(0.84)	13.39	6.62%	53,077	0.62%	1.79%	1.27%	69%

(0.11)	(0.65)	(0.76)	14.41	7.17%	544	1.05%	1.16%	1.16%	60%
(0.18)	(0.56)	(0.74)	14.17	11.26%	627	1.12%	1.24%	1.20%	65%
(0.16)	(0.76)	(0.92)	13.45	3.59%	767	1.17%	1.38%	1.21%	41%
(0.19)	(0.62)	(0.81)	13.98	8.41%	1,496	1.17%	1.22%	1.17%	37%
(0.18)	(0.39)	(0.57)	13.67	7.20%	1,518	0.98%	1.28%	1.22%	55%
(0.19)	(0.62)	(0.81)	13.31	6.33%	1,391	0.87%	1.57%	1.37%	69%

(0.08)	(0.65)	(0.73)	14.34	6.73%	77	1.80%	0.41%	2.06%	60%
(0.10)	(0.56)	(0.66)	14.13	10.42%	67	1.85%	0.48%	2.10%	65%
(0.09)	(0.76)	(0.85)	13.43	2.87%	54	1.85%	0.69%	2.11%	41%
(0.08)	(0.62)	(0.70)	13.98	7.70%	73	1.84%	0.54%	2.07%	37%
(0.09)	(0.39)	(0.48)	13.65	6.32%	75	1.73%	0.57%	2.12%	55%
(0.09)	(0.62)	(0.71)	13.31	5.61%	67	1.62%	0.78%	2.27%	69%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Mid Cap Diverse Leadership Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$11.40	$0.03	(e)	$2.33	$2.36
Year Ended August 31, 2020	11.24	0.06	(e)	0.58	0.64
Year Ended August 31, 2019	11.90	0.03	(e)	(0.29)	(0.26)
Year Ended August 31, 2018	10.33	0.05	(e)	1.57	1.62
December 30, 2016(f) through August 31, 2017	10.00	0.07		0.32	0.39
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	11.41	0.05	(e)	2.32	2.37
Year Ended August 31, 2020	11.25	0.08	(e)	0.60	0.68
Year Ended August 31, 2019	11.92	0.06	(e)	(0.29)	(0.23)
Year Ended August 31, 2018	10.36	0.08	(e)	1.57	1.65
December 30, 2016(f) through August 31, 2017	10.00	0.04		0.34	0.38
A Shares
Six Months Ended February 28, 2021 (unaudited)	11.46	0.04	(e)	2.34	2.38
Year Ended August 31, 2020	11.31	0.06	(e)	0.58	0.64
Year Ended August 31, 2019	11.97	0.03	(e)	(0.28)	(0.25)
Year Ended August 31, 2018	10.39	0.05	(e)	1.58	1.63
December 30, 2016(f) through August 31, 2017	10.00	0.02		0.37	0.39
C Shares
Six Months Ended February 28, 2021 (unaudited)	11.20	(0.01	)(e)	2.29	2.28
Year Ended August 31, 2020	11.06	(0.03	)(e)	0.60	0.57
Year Ended August 31, 2019	11.68	—	(e)	(0.25)	(0.25)
Year Ended August 31, 2018	10.28	—	(e)	1.40	1.40
December 30, 2016(f) through August 31, 2017	10.00	0.02		0.26	0.28

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	Commencement of operations December 28, 2020.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$(0.06)	$(1.11)	$(1.17)	$12.59	21.44%	$73	1.06%	0.59%	12.56%	56%
(0.05)	(0.43)	(0.48)	11.40	5.73%	124	1.06%	0.51%	13.27%	90%
(0.03)	(0.37)	(0.40)	11.24	(1.59)%	114	1.06%	0.27%	8.26%	106%
(0.05)	—	(0.05)	11.90	15.67%	624	1.06%	0.45%	5.32%	74%
(0.06)	—	(0.06)	10.33	3.84%	185	1.06%	0.72%	16.40%	45%

(0.07)	(1.11)	(1.18)	12.60	21.51%	795	0.81%	0.88%	12.31%	56%
(0.09)	(0.43)	(0.52)	11.41	6.05%	680	0.81%	0.76%	13.02%	90%
(0.07)	(0.37)	(0.44)	11.25	(1.32)%	809	0.81%	0.53%	9.22%	106%
(0.09)	—	(0.09)	11.92	15.97%	1,355	0.81%	0.73%	7.35%	74%
(0.02)	—	(0.02)	10.36	3.84%	1,610	0.81%	0.81%	9.65%	45%

(0.06)	(1.11)	(1.17)	12.67	21.49%	136	1.06%	0.62%	12.41%	56%
(0.06)	(0.43)	(0.49)	11.46	5.62%	123	1.06%	0.51%	13.12%	90%
(0.04)	(0.37)	(0.41)	11.31	(1.50)%	382	1.06%	0.28%	10.07%	106%
(0.05)	—	(0.05)	11.97	15.68%	364	1.06%	0.46%	6.24%	74%
—	—	—	10.39	3.90%	62	1.06%	0.45%	14.98%	45%

(0.04)	(1.11)	(1.15)	12.33	21.04%	30	1.81%	(0.12)%	13.31%	56%
—	(0.43)	(0.43)	11.20	5.12%	25	1.81%	(0.24)%	14.02%	90%
—	(0.37)	(0.37)	11.06	(1.51)%	—	1.81%	—%	2.06%	106%
—	—	—	11.68	13.62%	—	1.81%	—%	27.23%	74%
—	—	—	10.28	2.80%	253	1.81%	3.73%	25.73%	45%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Opportunistic Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$13.78	$0.04	(e)	$3.06	$3.10
Year Ended August 31, 2020	12.83	0.11		0.96	1.07
Year Ended August 31, 2019	15.43	0.13		(1.65)	(1.52)
Year Ended August 31, 2018	14.90	0.04	(e)	1.28	1.32
Year Ended August 31, 2017	12.86	(0.02)		2.08	2.06
Year Ended August 31, 2016	13.66	0.03		(0.47)	(0.44)
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	13.95	0.06	(e)	3.09	3.15
Year Ended August 31, 2020	12.98	0.13		0.99	1.12
Year Ended August 31, 2019	15.61	0.17		(1.68)	(1.51)
Year Ended August 31, 2018	15.05	0.08	(e)	1.30	1.38
Year Ended August 31, 2017	12.99	0.03		2.08	2.11
Year Ended August 31, 2016	13.78	0.06		(0.47)	(0.41)
A Shares
Six Months Ended February 28, 2021 (unaudited)	13.83	0.04	(e)	3.07	3.11
Year Ended August 31, 2020	12.88	0.10		0.96	1.06
Year Ended August 31, 2019	15.48	0.13		(1.65)	(1.52)
Year Ended August 31, 2018	14.95	0.04	(e)	1.28	1.32
Year Ended August 31, 2017	12.90	(0.01)		2.07	2.06
Year Ended August 31, 2016	13.70	0.03		(0.47)	(0.44)
C Shares
Six Months Ended February 28, 2021 (unaudited)	13.42	(0.02	)(e)	2.98	2.96
Year Ended August 31, 2020	12.51	0.02		0.92	0.94
Year Ended August 31, 2019	15.07	0.02		(1.60)	(1.58)
Year Ended August 31, 2018	14.65	(0.08	)(e)	1.25	1.17
Year Ended August 31, 2017	12.73	(0.02)		1.94	1.92
Year Ended August 31, 2016	13.60	0.01		(0.54)	(0.53)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	Calculated using average shares.

(f)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.01)	$—	$(0.01)	$16.87	22.51%	$1,611	1.25%		0.50%	1.88%	245%
(0.12)	—	(0.12)	13.78	8.46%	1,319	1.25%		0.83%	2.01%	240%
(0.15)	(0.93)	(1.08)	12.83	(9.28)%	3,118	1.37	%(f)	0.97%	1.89%	183%
(0.04)	(0.75)	(0.79)	15.43	9.08%	2,097	1.64%		0.25%	1.85%	157%
(0.02)	—	(0.02)	14.90	15.99%	3,009	1.60%		(0.10)%	1.81%	227%
(0.02)	(0.34)	(0.36)	12.86	(3.33)%	2,451	1.45%		0.22%	1.66%	266%

(0.02)	—	(0.02)	17.08	22.60%	57,382	1.00%		0.76%	1.62%	245%
(0.15)	—	(0.15)	13.95	8.74%	30,697	1.00%		1.03%	1.77%	240%
(0.19)	(0.93)	(1.12)	12.98	(9.10)%	34,492	1.13	%(f)	1.22%	1.64%	183%
(0.07)	(0.75)	(0.82)	15.61	9.45%	45,659	1.35%		0.55%	1.60%	157%
(0.05)	—	(0.05)	15.05	16.27%	38,266	1.31%		0.18%	1.56%	227%
(0.04)	(0.34)	(0.38)	12.99	(3.03)%	33,056	1.16%		0.45%	1.41%	266%

(0.01)	—	(0.01)	16.93	22.51%	1,525	1.25%		0.50%	1.73%	245%
(0.11)	—	(0.11)	13.83	8.37%	1,380	1.25%		0.79%	1.87%	240%
(0.15)	(0.93)	(1.08)	12.88	(9.24)%	1,898	1.37	%(f)	0.98%	1.74%	183%
(0.04)	(0.75)	(0.79)	15.48	9.09%	2,032	1.63%		0.26%	1.70%	157%
(0.01)	—	(0.01)	14.95	15.96%	2,321	1.56%		(0.06)%	1.66%	227%
(0.02)	(0.34)	(0.36)	12.90	(3.29)%	2,275	1.41%		0.17%	1.51%	266%

—	—	—	16.38	22.06%	357	2.00%		(0.25)%	2.62%	245%
(0.03)	—	(0.03)	13.42	7.58%	307	2.00%		0.03%	2.77%	240%
(0.05)	(0.93)	(0.98)	12.51	(9.95)%	343	2.15	%(f)	0.19%	2.64%	183%
—	(0.75)	(0.75)	15.07	8.22%	598	2.41%		(0.52)%	2.60%	157%
—	—	—	14.65	15.08%	573	2.34%		(0.84)%	2.56%	227%
—	(0.34)	(0.34)	12.73	(3.99)%	442	2.18%		(0.55)%	2.41%	266%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
World Energy Fund
Investor Shares
Six Months Ended February 28, 2021 (unaudited)	$6.16	$0.07		$2.61	$2.68
Year Ended August 31, 2020	6.71	0.10		(0.51)	(0.41)
Year Ended August 31, 2019	9.49	0.15		(2.82)	(2.67)
Year Ended August 31, 2018	8.06	0.06	(f)	1.41	1.47
Year Ended August 31, 2017	8.63	0.08		(0.58)	(0.50)
Year Ended August 31, 2016	8.58	0.10		0.04	0.14
Institutional Shares
Six Months Ended February 28, 2021 (unaudited)	6.16	0.07		2.61	2.68
Year Ended August 31, 2020	6.72	0.13		(0.53)	(0.40)
Year Ended August 31, 2019	9.51	0.17		(2.83)	(2.66)
Year Ended August 31, 2018	8.07	0.09	(f)	1.42	1.51
Year Ended August 31, 2017	8.65	0.11		(0.59)	(0.48)
Year Ended August 31, 2016	8.59	0.12		0.05	0.17
A Shares
Six Months Ended February 28, 2021 (unaudited)	6.15	0.07		2.60	2.67
Year Ended August 31, 2020	6.70	0.11		(0.52)	(0.41)
Year Ended August 31, 2019	9.49	0.15		(2.83)	(2.68)
Year Ended August 31, 2018	8.06	0.07	(f)	1.41	1.48
Year Ended August 31, 2017	8.63	0.09		(0.59)	(0.50)
Year Ended August 31, 2016	8.59	0.10		0.03	0.13
C Shares
Six Months Ended February 28, 2021 (unaudited)	6.10	0.05		2.57	2.62
Year Ended August 31, 2020	6.64	0.05		(0.51)	(0.46)
Year Ended August 31, 2019	9.39	0.09		(2.79)	(2.70)
Year Ended August 31, 2018	8.00	—	(f)	1.40	1.40
Year Ended August 31, 2017	8.57	0.02		(0.58)	(0.56)
Year Ended August 31, 2016	8.53	0.05		0.03	0.08

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period reflects the expense limitation agreement which became effective on December 26, 2018.
(f)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
								Ratio of Net
	Distributions							Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net		Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to		(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net		Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets		Net Assets	Net Assets(c)	Turnover(d)

$(0.06)	$—	$(0.06)	$8.78	43.81%	$4,971	1.15%		2.13%	2.16%	148%
(0.14)	—	(0.14)	6.16	(6.19)%	2,984	1.15%		1.68%	2.18%	191%
(0.11)	—	(0.11)	6.71	(28.27)%	3,079	1.25	%(e)	1.56%	1.68%	145%
(0.04)	—	(0.04)	9.49	18.27%	7,964	1.39%		0.66%	1.56%	130%
(0.06)	—	(0.07)	8.06	(5.87)%	9,316	1.33%		0.90%	1.53%	103%
(0.09)	—	(0.09)	8.63	1.66%	10,177	1.29%		1.22%	1.55%	150%

(0.06)	—	(0.06)	8.78	43.96%	10,233	0.90%		2.40%	1.91%	148%
(0.16)	—	(0.16)	6.16	(5.91)%	6,254	0.90%		1.82%	1.89%	191%
(0.13)	—	(0.13)	6.72	(28.12)%	11,163	0.97	%(e)	1.88%	1.43%	145%
(0.07)	—	(0.07)	9.51	18.71%	37,696	1.12%		0.97%	1.31%	130%
(0.08)	—	(0.10)	8.07	(5.69)%	25,809	1.01%		1.24%	1.28%	103%
(0.11)	—	(0.11)	8.65	2.09%	26,214	0.96%		1.48%	1.30%	150%

(0.06)	—	(0.06)	8.76	43.75%	3,579	1.15%		2.00%	2.01%	148%
(0.14)	—	(0.14)	6.15	(6.13)%	1,867	1.15%		1.66%	2.02%	191%
(0.11)	—	(0.11)	6.70	(28.35)%	2,485	1.21	%(e)	1.67%	1.53%	145%
(0.05)	—	(0.05)	9.49	18.37%	6,302	1.34%		0.72%	1.41%	130%
(0.06)	—	(0.07)	8.06	(5.84)%	6,836	1.26%		0.96%	1.38%	103%
(0.09)	—	(0.09)	8.63	1.59%	8,644	1.22%		1.26%	1.40%	150%

(0.04)	—	(0.04)	8.68	43.24%	3,259	1.90%		1.37%	2.91%	148%
(0.08)	—	(0.08)	6.10	(6.89)%	2,458	1.90%		0.87%	2.91%	191%
(0.05)	—	(0.05)	6.64	(28.82)%	3,688	1.95	%(e)	0.97%	2.43%	145%
(0.01)	—	(0.01)	9.39	17.51%	6,115	2.11%		(0.05)%	2.31%	130%
(0.01)	—	(0.01)	8.00	(6.59)%	6,131	2.01%		0.23%	2.28%	103%
(0.04)	—	(0.04)	8.57	0.99%	7,726	1.97%		0.52%	2.30%	150%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:
				Net
				Realized and
	Net Asset	Net		Unrealized
	Value,	Investment		Gains	Total from
	Beginning of	Income		(Losses)	Investment
	Period	(Loss)		on Investments	Activities
Hedged Income Fund
Investor Shares
December 28, 2020(e) through February 28, 2021 (unaudited)	$10.00	$0.05	(f)	$(0.10)	$(0.05)
Institutional Shares
December 28, 2020(e) through February 28, 2021 (unaudited)	10.00	0.05	(f)	(0.09)	(0.04)
A Shares
December 28, 2020(e) through February 28, 2021 (unaudited)	10.00	0.03	(f)	(0.08)	(0.05)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Commencement of operations December 28, 2020.
(f)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

Less Dividends From:						Ratios/Supplemental Data:(a)
							Ratio of Net
	Distributions						Investment
Dividends	from Net		Net Asset	Total Return	Net Assets	Ratio of Net	Income	Ratio of Gross
from Net	Realized	Total	Value, End	(Excludes	End	Expenses to	(Loss) to	Expenses to
Investment	Gains from	Dividends and	of	Sales	of Period	Average Net	Average	Average	Portfolio
Income	Investments	Distributions	Period	Charge)(b)	(000s)	Assets	Net Assets	Net Assets(c)	Turnover(d)

$—	$—	$—	$9.95	(0.50)%	$130	1.35%	2.67%	10.14%	4%

—	—	—	9.96	(0.40)%	8,321	1.10%	2.95%	5.35%	4%

—	—	—	9.95	(0.50)%	451	1.35%	1.92%	9.74%	4%

Additional Fund Information

February 28, 2021 (Unaudited)

U.S. Treasury Fund:

Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	28.1%
Repurchase Agreements	51.6%
Investment Companies	19.7%
Other assets in excess of liabilities	0.6%
Total	100.0%

Government Securities Money Market Fund:

Percentage of
Security Allocation	Net Assets
U.S. Government Agency Securities	29.4%
U.S. Treasury Obligations	12.0%
Repurchase Agreements	44.6%
Investment Companies	14.2%
Liabilities in excess of other assets	(0.2)%
Total	100.0%

Limited Duration Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	22.2%
Mortgage Backed Securities	32.5%
Corporate Bonds	14.6%
Taxable Municipal Bonds	1.3%
U.S. Government Agency Securities	14.1%
U.S. Treasury Obligations	5.0%
Investment in Affiliates	11.4%
Liabilities in excess of other assets	(1.1)%
Total	100.0%

Moderate Duration Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	11.5%
Mortgage Backed Securities	25.9%
Corporate Bonds	31.2%
Taxable Municipal Bonds	17.3%
U.S. Treasury Obligations	11.6%
Investment in Affiliates	1.7%
Other assets in excess of liabilities	0.8%
Total	100.0%

Bond Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	7.9%
Mortgage Backed Securities	20.1%
Corporate Bonds	32.7%
Taxable Municipal Bonds	19.8%
U.S. Treasury Obligations	16.7%
Investment in Affiliates	4.4%
Liabilities in excess of other assets	(1.6)%
Total	100.0%

Strategic Enhanced Yield Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	15.8%
Mortgage Backed Securities	22.4%
Corporate Bonds	30.3%
U.S. Government Agency Securities	14.0%
U.S. Treasury Obligations	13.7%
Investment in Affiliates	3.7%
Other assets in excess of liabilities	0.1%
Total	100.0%

Ultra Short Tax-Free Income Fund:

Percentage of
Security Allocation	Net Assets
Municipal Bonds	98.6%
Investment in Affiliates	1.0%
Other assets in excess of liabilities	0.4%
Total	100.0%

Active Core Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	54.6%
Asset Backed Securities	2.4%
Mortgage Backed Securities	8.9%
Corporate Bonds	12.2%
Taxable Municipal Bonds	7.8%
U.S. Treasury Obligations	6.6%
Investment Companies	3.8%
Investment in Affiliates	5.7%
Liabilities in excess of other assets	(2.0)%
Total	100.0%

Mid Cap Diverse Leadership Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	94.0%
Investment in Affiliates	1.6%
Other assets in excess of liabilities	4.4%
Total	100.0%

Opportunistic Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	71.5%
Corporate Bonds	15.8%
Investment Companies	4.4%
Investment in Affiliates	4.4%
Other assets in excess of liabilities	3.9%
Total	100.0%

World Energy Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	91.1%
Corporate Bonds	5.0%
Investment in Affiliates	6.4%
Liabilities in excess of other assets	(2.5)%
Total	100.0%

Hedged Income Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	94.6%
Purchased Option	2.4%
Investment in Affiliates	8.1%
Liabilities in excess of other assets	(5.1)%
Total	100.0%

Additional Fund Information	Continued
February 28, 2021 (Unaudited)

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2020 through February 28, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/20	2/28/21	9/1/20 - 2/28/21	9/1/20 - 2/28/21
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,000.00	$0.45	0.09%
Service Shares	1,000.00	1,000.00	0.45	0.09%
Institutional Shares	1,000.00	1,000.00	0.45	0.09%
Select Shares	1,000.00	1,000.10	0.45	0.09%

Government Securities Money Market Fund
Administrative Shares	1,000.00	1,000.00	0.50	0.10%
Institutional Shares	1,000.00	1,000.00	0.55	0.11%
Select Shares	1,000.00	1,000.10	0.50	0.10%
Premier Shares	1,000.00	1,000.00	0.50	0.10%

Limited Duration Fund
Investor Shares	1,000.00	1,003.40	3.68	0.74%
Institutional Shares	1,000.00	1,003.50	2.58	0.52%
A Shares	1,000.00	1,002.40	3.67	0.74%

Moderate Duration Fund
Investor Shares	1,000.00	1,001.30	3.67	0.74%
Institutional Shares	1,000.00	1,001.60	2.43	0.49%
A Shares	1,000.00	1,001.30	3.67	0.74%

Bond Fund
Investor Shares	1,000.00	991.00	3.55	0.72%
Institutional Shares	1,000.00	991.20	2.32	0.47%
A Shares	1,000.00	990.00	3.55	0.72%

Strategic Enhanced Yield Fund
Investor Shares	1,000.00	984.90	4.97	1.01%
Institutional Shares	1,000.00	986.80	3.74	0.76%
A Shares	1,000.00	984.60	4.97	1.01%

Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	999.00	2.97	0.60%
Institutional Shares	1,000.00	1,000.10	1.74	0.35%
A Shares	1,000.00	998.00	2.97	0.60%

Active Core Fund
Investor Shares	1,000.00	1,071.50	5.39	1.05%
Institutional Shares	1,000.00	1,072.00	4.11	0.80%
A Shares	1,000.00	1,071.70	5.39	1.05%
C Shares	1,000.00	1,067.30	9.23	1.80%

Mid Cap Diverse Leadership Fund
Investor Shares	1,000.00	1,214.40	5.82	1.06%
Institutional Shares	1,000.00	1,215.10	4.45	0.81%
A Shares	1,000.00	1,214.90	5.82	1.06%
C Shares	1,000.00	1,210.40	9.92	1.81%

Opportunistic Fund
Investor Shares	1,000.00	1,225.10	6.90	1.25%
Institutional Shares	1,000.00	1,226.00	5.52	1.00%
A Shares	1,000.00	1,225.10	6.90	1.25%
C Shares	1,000.00	1,220.60	11.01	2.00%

Additional Fund Information	Continued
February 28, 2021 (Unaudited)

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/20	2/28/21	9/1/20 - 2/28/21	9/1/20 - 2/28/21
World Energy Fund
Investor Shares	1,000.00	1,438.10	6.95	1.15%
Institutional Shares	1,000.00	1,439.60	5.44	0.90%
A Shares	1,000.00	1,437.50	6.95	1.15%
C Shares	1,000.00	1,432.40	11.46	1.90%

Hedged Income Fund**
Investor Shares	1,000.00	1,000.00	2.33	1.35%
Institutional Shares	1,000.00	1,000.00	1.90	1.10%
A Shares	1,000.00	1,000.00	2.33	1.35%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

**	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period multiplied by 63/365 (to reflect the stub period from commencement of operations 12/28/2020 through 2/28/2021).

Additional Fund Information	Continued
February 28, 2021 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expense may not be used to estimate actual ending account balance or expense you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/20	2/28/21	9/1/20 - 2/28/21	9/1/20 - 2/28/21
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,024.35	$0.45	0.09%
Service Shares	1,000.00	1,024.35	0.45	0.09%
Institutional Shares	1,000.00	1,024.35	0.45	0.09%
Select Shares	1,000.00	1,024.35	0.45	0.09%

Government Securities Money Market Fund
Administrative Shares	1,000.00	1,024.30	0.50	0.10%
Institutional Shares	1,000.00	1,024.25	0.55	0.11%
Select Shares	1,000.00	1,024.30	0.50	0.10%
Premier Shares	1,000.00	1,024.30	0.50	0.10%

Limited Duration Fund
Investor Shares	1,000.00	1,021.12	3.71	0.74%
Institutional Shares	1,000.00	1,022.22	2.61	0.52%
A Shares	1,000.00	1,021.12	3.71	0.74%

Moderate Duration Fund
Investor Shares	1,000.00	1,021.12	3.71	0.74%
Institutional Shares	1,000.00	1,022.36	2.46	0.49%
A Shares	1,000.00	1,021.12	3.71	0.74%

Bond Fund
Investor Shares	1,000.00	1,021.22	3.61	0.72%
Institutional Shares	1,000.00	1,022.46	2.36	0.47%
A Shares	1,000.00	1,021.22	3.61	0.72%

Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,019.79	5.06	1.01%
Institutional Shares	1,000.00	1,021.03	3.81	0.76%
A Shares	1,000.00	1,019.79	5.06	1.01%

Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,021.82	3.01	0.60%
Institutional Shares	1,000.00	1,023.06	1.76	0.35%
A Shares	1,000.00	1,021.82	3.01	0.60%

Active Core Fund
Investor Shares	1,000.00	1,019.59	5.26	1.05%
Institutional Shares	1,000.00	1,020.83	4.01	0.80%
A Shares	1,000.00	1,019.59	5.26	1.05%
C Shares	1,000.00	1,015.87	9.00	1.80%

Mid Cap Diverse Leadership Fund
Investor Shares	1,000.00	1,019.54	5.31	1.06%
Institutional Shares	1,000.00	1,020.78	4.06	0.81%
A Shares	1,000.00	1,019.54	5.31	1.06%
C Shares	1,000.00	1,015.82	9.05	1.81%

Opportunistic Fund
Investor Shares	1,000.00	1,018.60	6.26	1.25%
Institutional Shares	1,000.00	1,019.84	5.01	1.00%
A Shares	1,000.00	1,018.60	6.26	1.25%
C Shares	1,000.00	1,014.88	9.99	2.00%

Additional Fund Information
February 28, 2021 (Unaudited)

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/20	2/28/21	9/1/20 - 2/28/21	9/1/20 - 2/28/21
World Energy Fund
Investor Shares	1,000.00	1,019.09	5.76	1.15%
Institutional Shares	1,000.00	1,020.33	4.51	0.90%
A Shares	1,000.00	1,019.09	5.76	1.15%
C Shares	1,000.00	1,015.37	9.49	1.90%

Hedged Income Fund
Investor Shares	1,000.00	1,018.10	6.76	1.35%
Institutional Shares	1,000.00	1,019.34	5.51	1.10%
A Shares	1,000.00	1,018.10	6.76	1.35%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

SemiAnn-02/21

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to stockholders under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nomination Committee will consider and evaluate nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Cavanal Hill Funds

By (Signature and Title)*	/s/ Bill King
Bill King, President (Principal Executive Officer)

Date     April 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bill King
Bill King, President (Principal Executive Officer)

Date     April 27, 2021

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer (Principal Financial Officer)

Date     April 27, 2021